As filed with the Securities and Exchange Commission on April 30, 2026
Securities Act File No. 333‑289683
Investment Company Act File No. 811-24115

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 8	☒
(Check appropriate box or boxes)

BARON ETF TRUST
(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code): 212-583-2000

Kristine Treglia, Chief Legal Officer
c/o Baron ETF Trust
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

Copies to:
Allison M. Fumai, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BARON CAPITAL®

BARON ETF TRUST™
PROSPECTUS

APRIL 30, 2026

RONB | Baron First Principles ETF™
Exchange: NYSE

BCGD | Baron Global Durable Advantage ETF™
Exchange: NYSE

BCSM | Baron SMID Cap ETF™
Exchange: NYSE

BCFN | Baron Financials ETF™
Exchange: NASDAQ

BCTK | Baron Technology ETF™
Exchange: NASDAQ

BCEM | Baron Emerging Markets Select ETF™
Exchange: NYSE

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents	Baron ETF Trust

1-800-99BARON

Baron First Principles ETF

Investment Goal
The investment goal of Baron First Principles ETF (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee[1]	Other Expenses[2]	Total Annual Fund Operating Expenses
Baron First Principles ETF
	1.00%	0.00%	1.00%

[1]	Pursuant to the Fund’s unitary management fee structure, BAMCO, Inc. (“BAMCO” or the “Adviser”) will pay all expenses of the Fund, except for portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, line of credit expenses, and extraordinary expenses.

[2]	“Other Expenses” have been estimated for the current fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3
Baron First Principles ETF
	$102	$318
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate

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may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the period from December 12, 2025 (commencement of operations) through December 31, 2025, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund is a non‑diversified fund that, under normal circumstances, invests primarily in equity securities (including depositary receipts) of U.S. growth companies of any market capitalization. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. To take advantage of opportunities to invest, the Fund may borrow money from banks (leverage) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.
Principal Risks of Investing in the Fund
Non‑Diversified Portfolio. The Fund is non‑diversified, which means it will likely have a greater percentage of its assets in a single issuer than a diversified fund. As a result, a non‑diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non‑diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Single or Related Issuers. Single or related issuers risk is the possibility that factors specific to an issuer or issuers to which the Fund is exposed will affect the market prices of such issuer’s securities. The performance of those issuers may have a greater effect on the Fund’s performance compared to a fund that has a greater diversity of investments in multiple issuers. Thus, a fund with concentrated investments in certain single issuers is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period. The Fund currently has significant investments in Tesla, Inc. (“Tesla”) and Space Exploration Technologies Corp. (“SpaceX”). As a result, the net asset value of the Fund will be materially impacted by the price of each issuer’s stock. Before investing in the Fund, investors should carefully consider publicly available information about Tesla and SpaceX. As long as the Fund maintains a substantial investment in these issuers, the Fund’s performance will be significantly affected by the performance of the stock and a decline in the price of Tesla or SpaceX stock could materially and adversely affect

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your investment in the Fund. This risk may be amplified because these companies share the same Chief Executive Officer and major stockholder. See “Common CEO Risk.”
Common CEO Risk. The Fund may invest in different companies that have certain persons in common, including the Chief Executive Officer or other person or persons fundamental to the success of the company. As a result, the Fund may be exposed to risks associated with an individual which may be greater than would be the case if measured only by investments on a per company basis. Notably, the Fund has made investments in Tesla and SpaceX, the Chief Executive Officer of each is Elon Musk. As such, the Fund may be considered to be exposed to risk associated with Mr. Musk.
Industry Concentration. From time to time, market fluctuations in the value of the Fund’s investments, combined with the Fund’s non‑diversified portfolio, may result in the Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, the Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, the Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of the Fund’s investments in Tesla and SpaceX, which represent about 13% and 8%, respectively, of its net assets as of the date of this prospectus, the Fund will be adversely impacted by developments affecting the aerospace & defense, automotive and energy industries, as well as governmental environmental regulations. (Please see “Single or Related Issuers” in the “Principal Risks of Investing in the Fund” section.)
Leverage. The Fund borrows money from banks to buy securities and pledge its assets in connection with the borrowing. If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Fund. Use of leverage also tends to magnify the volatility of the Fund’s returns. The greater the use of leverage by the Fund, the greater the risk of the volatility of the Fund’s returns.
Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks. In response, from time to time, growth investing as an investment style may go out of favor with investors.

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General Stock Market. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence has recently been experienced, caused, among other reasons, by increased inflation, tightening monetary policy and interest rate increases by the US Federal Reserve or similar international bodies, and changes in U.S. trade policy. Reduced liquidity in financial markets may continue to negatively affect many issuers, which could have an adverse effect on your Fund investment. Events involving limited liquidity, defaults, non‑performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market‑ wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market, such as Russia’s invasion of Ukraine in February 2022 and the world‑wide response to it, have and may continue to adversely impact issuers and markets worldwide. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non‑U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi‑ governmental actions, among others. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, including the joint U.S.-Israeli strikes on Iran in February 2026 present considerable market risks, the ultimate effects of which are not known but could profoundly affect global economies and markets. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere.
Risks of Emphasizing a Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry may have a significant impact on the performance of the Fund’s overall portfolio. The economies and financial markets of certain regions — such as Latin America, Asia, and Europe and the Mediterranean region — can be interdependent and may all decline at the same time.

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Small‑ and Mid‑Sized Companies. The Adviser believes there is more potential for capital appreciation in small‑ and mid‑sized companies, but there also may be more risk. Securities of small‑ and mid‑sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small‑ and mid‑ sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small‑ and mid‑sized companies rely more on the skills of management and on their continued tenure. Investing in small‑ and mid‑ sized companies requires a long‑term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.
Consumer Discretionary Sector. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, inflation, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
Financials Sector. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Uncertainty in the banking and financial systems can result in significant and widespread deterioration in market and economic conditions by disrupting access to capital and other financial services, which could adversely affect the performance of the Fund.
ETF Structure Risks.

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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non‑U.S. issuers or other securities or instruments that have lower trading volumes.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in‑kind. As such, investments in shares may be less tax‑efficient than an investment in an ETF that distributes portfolio securities entirely in‑ kind.

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Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra‑day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid‑ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In addition, the securities held by the Fund may be traded in markets that close at a different time than the Fund’s listing exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Fund’s listing exchange is open but after the applicable market closing, fixing or settlement times, bid‑ask spreads on the Fund’s listing exchange and the corresponding premium or discount to the shares’ NAV may widen.

Limited Operating History Risk. The Fund has a limited operating history. As a result, prospective investors would not have a track record or history on which to base their investment decisions. In addition, until the Fund achieves a certain size, the performance of certain of its investments may disproportionately impact the performance of the Fund, which may be subject to heightened volatility. In addition, there can be no assurance that the Fund will grow to or maintain an economically viable size.

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Large Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the New York Stock Exchange (“NYSE”) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Performance
Because Baron First Principles ETF had not yet completed a full calendar year of investment operations, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. Upon the completion of a full calendar year of investment operations by the Fund, performance information will be available online at www.BaronCapitalGroup.com/daily‑prices‑and‑performance or by calling 1-800-99BARON (1‑800‑992‑2766).
Management
Investment Adviser. BAMCO is the investment adviser of the Fund.
Portfolio Manager. Ronald Baron, David Baron, and Michael Baron have been the co‑managers of the Fund since its inception in 2025. Mr. Ronald Baron founded the Adviser in 1987. Mr. David Baron joined the Adviser as a research analyst in July of 2005. Mr. Michael Baron joined the Adviser as a research analyst in September of 2004.
Purchase and Sale of Fund Shares
Individual shares of the Fund may only be purchased and sold in secondary market transactions through a broker or dealer at market price. Because shares trade at market prices, rather than NAV, shares of the Fund may trade at a price greater than NAV (i.e., a premium) or less than NAV (i.e., a discount).

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You may incur costs attributable to the difference between the highest price a buyer is willing to pay for shares (bid) and the lowest price a seller is willing to accept for shares (ask) (the “bid‑ask spread”) when buying or selling shares in the secondary market.
Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid‑ask spreads, is available on the Fund’s website at www.BaronCapitalGroup.com.
Tax Information
Distributions of the Fund’s net investment income (other than “qualified dividend income”) and distributions of net short‑term capital gains will be taxable to you as ordinary income. Distributions of the Fund’s net long‑term capital gains reported as capital gain dividends by the Fund will be taxable to you as long‑term capital gains, regardless of the length of time you have held shares of the Fund. If you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account, you may be subject to U.S. federal income tax on withdrawals from tax‑deferred arrangement at a later date.
Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker, dealer or other financial intermediary (such as a bank or financial adviser), the Fund, Baron Capital, Inc., the Fund’s distributor, BAMCO or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker, dealer or other financial intermediary, including your salesperson, to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Baron Global Durable Advantage ETF

Investment Goal
The investment goal of Baron Global Durable Advantage ETF (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee[1]	Other Expenses[2]	Total Annual Fund Operating Expenses
Baron Global Durable Advantage ETF
	0.75%	0.00%	0.75%

[1]	Pursuant to the Fund’s unitary management fee structure, BAMCO, Inc. (“BAMCO” or the “Adviser”) will pay all expenses of the Fund, except for portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses.
[2]	“Other Expenses” have been estimated for the current fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3
Baron Global Durable Advantage ETF
	$77	$240
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate

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may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the period from December 12, 2025 (commencement of operations) through December 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund is a non‑diversified fund that seeks to achieve its investment objective by investing primarily in equity securities of established and developing countries throughout the world, with capitalizations within the range of companies included in the MSCI ACWI Index (USD). Developing countries include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes. As of August 29, 2025, the market capitalization of the companies in the MSCI ACWI Index (USD) ranged from $197.38 million to $4.25 trillion and may fluctuate over time. At all times, the Fund will have investments in equity securities of companies in at least three countries outside of the U.S. Under normal market and economic conditions, which will be assessed on a global basis, at least 40% of the Fund’s net assets will be invested in stocks of companies outside the U.S. Under non‑favorable market and economic conditions, which will be assessed on a company by company basis, at least 30% of the Fund’s net assets will be invested in stocks of companies outside the U.S. While the Fund may invest in U.S. securities, there is no minimum which the Fund must invest in such securities.
The Adviser seeks to invest primarily in what it believes are well-managed, competitively advantaged businesses as they progress through their growth s‑curves (i.e., the initial phase of slow progress, a rapid growth phase, and finally, a plateau where growth slows down) and are no longer able to reinvest all earnings back into their businesses and therefore generate significant excess free cash flows.
Principal Risks of Investing in the Fund
Non‑Diversified Portfolio. The Fund is non‑diversified, which means it will likely have a greater percentage of its assets in a single issuer than a diversified fund. As a result, a non‑diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non‑diversified fund is

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more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Non‑U.S. Securities. Investing in non‑U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
Concentration. The Fund may at certain times hold large positions in a relatively limited number of issuers, investments or industries including, without limitation, as a result of price shifts of its investments, changes in the composition of the Fund’s overall portfolio and other factors. The Fund could be subject to significant losses if it holds a relatively large position in a single issuer or a particular type of investment that declines in value and the losses could increase even further if the investments cannot be liquidated without adverse market reaction or are otherwise adversely affected by changes in market conditions or circumstances. As a result, the value of the Fund may be more volatile than a portfolio which diversifies across a larger number of investments.
Growth Investing. In connection with the Fund’s investment in growth stocks, potential investors are warned that growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks.
General Stock Market. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence caused, among other reasons, by increased inflation, or tightening monetary policy or interest rate increases by the US Federal Reserve or similar international bodies, and changes in U.S. trade policy. Reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on an investment in the Fund. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID‑19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar

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restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact an investment in the Fund.
Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio. The economies and financial markets of certain regions — such as Latin America, Asia, and Europe and the Mediterranean region — can be interdependent and may all decline at the same time.
Small and Mid‑Sized Companies. As the Fund may invest in stocks of all capitalizations, the Fund may be exposed to risks associated with investment in small‑and mid‑sized companies. Securities of small‑and mid‑sized companies may not be well known to some investors, and the securities may be less actively traded than those of large businesses. The securities of small‑and mid‑sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small‑and mid‑sized companies rely more on the skills of the Investment Manager and on their continued tenure. Investing in small‑and mid‑sized companies requires a long-term outlook and may require Shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.
Currency. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund’s holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, because exchange rate movements are volatile, the Fund’s attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.
Developing Countries. The Fund invests in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes. Investments in developing countries are subject to all of the risks of non‑U.S.

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investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the FM Index.
Financials Sector. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Uncertainty in the banking and financial systems can result in significant and widespread deterioration in market and economic conditions by disrupting access to capital and other financial services, which could adversely affect the performance of the Fund.
Information Technology Sector. Companies in the information technology sector that provide services and solutions to financials-related companies are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.
ETF Structure Risks.

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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non‑U.S. issuers or other securities or instruments that have lower trading volumes.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in‑kind. As such, investments in shares may be less tax‑efficient than an investment in an ETF that distributes portfolio securities entirely in‑ kind.

•
Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra‑day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid‑ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In addition, the securities held by the Fund may be traded in markets that close at a different time than the Fund’s listing exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Fund’s listing exchange is open but after the applicable market closing, fixing or settlement times, bid‑ask spreads on the Fund’s listing exchange and the corresponding premium or discount to the shares’ NAV may widen.

Limited Operating History Risk. The Fund has a limited operating history. As a result, prospective investors would not have a track record or history on which to base their investment decisions. In addition, until the Fund achieves a certain size, the performance of certain of its investments may disproportionately impact the performance of the Fund, which may be subject to heightened volatility. In addition, there can be no assurance that the Fund will grow to or maintain an economically viable size.

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Baron Global Durable Advantage ETF

Large Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the New York Stock Exchange (“NYSE”) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Performance
Because Baron Global Durable Advantage ETF had not yet completed a full calendar year of investment operations, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. Upon the completion of a full calendar year of investment operations by the Fund, performance information will be available online at www.BaronCapitalGroup.com/daily‑prices‑and‑performance or by calling 1-800-99BARON (1‑800‑992‑2766).
Management
Investment Adviser. BAMCO is the investment adviser of the Fund.
Portfolio Manager. Alex Umansky and Guy Tartakovsky have been the co‑managers of the Fund since its inception in 2025. Mr. Umansky has worked at the Adviser as a portfolio manager since November of 2011. Mr. Tartakovsky has worked at the Adviser as a portfolio manager since August of 2015.
Purchase and Sale of Fund Shares
Individual shares of the Fund may only be purchased and sold in secondary market transactions through a broker or dealer at market price. Because shares trade at market prices, rather than NAV, shares of the Fund may trade at a price greater than NAV (i.e., a premium) or less than NAV (i.e., a discount).

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You may incur costs attributable to the difference between the highest price a buyer is willing to pay for shares (bid) and the lowest price a seller is willing to accept for shares (ask) (the “bid‑ask spread”) when buying or selling shares in the secondary market.
Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid‑ask spreads, is available on the Fund’s website at www.BaronCapitalGroup.com.
Tax Information
Distributions of the Fund’s net investment income (other than “qualified dividend income”) and distributions of net short‑term capital gains will be taxable to you as ordinary income. Distributions of the Fund’s net long‑term capital gains reported as capital gain dividends by the Fund will be taxable to you as long‑term capital gains, regardless of the length of time you have held shares of the Fund. If you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account, you may be subject to U.S. federal income tax on withdrawals from tax‑deferred arrangement at a later date.
Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker, dealer or other financial intermediary (such as a bank or financial adviser), the Fund, Baron Capital, Inc., the Fund’s distributor, BAMCO or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker, dealer or other financial intermediary, including your salesperson, to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Baron SMID Cap ETF

Investment Goal
The investment goal of Baron SMID Cap ETF (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee[1]	Other Expenses[2]	Total Annual Fund Operating Expenses
Baron SMID Cap ETF
	0.75%	0.00%	0.75%

[1]	Pursuant to the Fund’s unitary management fee structure, BAMCO, Inc. (“BAMCO” or the “Adviser”) will pay all expenses of the Fund, except for portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses.
[2]	“Other Expenses” have been estimated for the current fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3
Baron SMID Cap ETF
	$77	$240
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate

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may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the period from December 12, 2025 (commencement of operations) through December 31, 2025, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities (including depositary receipts) of small- and mid‑sized companies. The Adviser defines small- and mid‑sized companies as those, at the time of purchase, with a market capitalization in excess of $1 billion and a market capitalization up to the largest market cap stock in the Russell Midcap Growth Index at reconstitution at the time of purchase and that is classified by the Adviser as a small- or mid‑cap company. As of June 30, 2025, the market capitalization of the companies in the Russell Midcap Growth Index ranged from $1.68 billion to $89.24 billion. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.
Principal Risks of Investing in the Fund
General Stock Market. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence has recently been experienced, caused, among other reasons, by increased inflation, tightening monetary policy and interest rate increases by the US Federal Reserve or similar international bodies, and changes in U.S. trade policy. Reduced liquidity in financial markets may continue to negatively affect many issuers, which could have an adverse effect on your Fund investment. Events involving limited liquidity, defaults, non‑performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market,

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such as Russia’s invasion of Ukraine in February 2022 and the world-wide response to it, have and may continue to adversely impact issuers and markets worldwide. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, including the joint U.S.-Israeli strikes on Iran in February 2026 present considerable market risks, the ultimate effects of which are not known but could profoundly affect global economies and markets. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere.
Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks. In response, from time to time, growth investing as an investment style may go out of favor with investors.
Small‑ and Mid- Sized Companies. The Adviser believes there is more potential for capital appreciation in small‑ and mid- sized companies, but there also may be more risk. Securities of small‑ and mid- sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small‑ and mid- sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small‑ and mid- sized companies rely more on the skills of management and on their continued tenure. Investing in small‑ and mid- sized companies requires a long‑term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.
Special Situations. The Funds may invest in “special situations.” A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement. The risk of investing in special situations is that the anticipated development does not occur or its impact is not what the Adviser expected.
Industrials Sector. The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and

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engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Information Technology Sector. Companies in the information technology sector that provide services and solutions to financials-related companies are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.
ETF Structure Risks.

•
Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non‑U.S. issuers or other securities or instruments that have lower trading volumes.

•	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to

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sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in‑kind. As such, investments in shares may be less tax‑efficient than an investment in an ETF that distributes portfolio securities entirely in‑ kind.

•
Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra‑day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid‑ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In addition, the securities held by the Fund may be traded in markets that close at a different time than the Fund’s listing exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Fund’s listing exchange is open but after the applicable market closing, fixing or settlement times, bid‑ask spreads on the Fund’s listing exchange and the corresponding premium or discount to the shares’ NAV may widen.

Limited Operating History Risk. The Fund has a limited operating history. As a result, prospective investors would not have a track record or history on which to base their investment decisions. In addition, until the Fund achieves a certain size, the performance of certain of its investments may disproportionately impact the performance of the Fund, which may be subject to heightened volatility. In addition, there can be no assurance that the Fund will grow to or maintain an economically viable size.
Large Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares. In

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addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the New York Stock Exchange (“NYSE”) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Performance
Because Baron SMID Cap ETF had not yet completed a full calendar year of investment operations, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. Upon the completion of a full calendar year of investment operations by the Fund, performance information will be available online at www.BaronCapitalGroup.com/daily‑prices‑and‑performance or by calling 1-800-99BARON (1‑800‑992‑2766).
Management
Investment Adviser. BAMCO is the investment adviser of the Fund.
Portfolio Manager. Laird Bieger and Randolph Gwirtzman have been the co‑managers of the Fund since its inception in 2025. Mr. Bieger and Mr. Gwirtzman joined the Adviser as research analysts in May of 2000 and September of 2002, respectively.
Purchase and Sale of Fund Shares
Individual shares of the Fund may only be purchased and sold in secondary market transactions through a broker or dealer at market price. Because shares trade at market prices, rather than NAV, shares of the Fund may trade at a price greater than NAV (i.e., a premium) or less than NAV (i.e., a discount).
You may incur costs attributable to the difference between the highest price a buyer is willing to pay for shares (bid) and the lowest price a seller is willing to accept for

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shares (ask) (the “bid‑ask spread”) when buying or selling shares in the secondary market.
Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid‑ask spreads, is available on the Fund’s website at www.BaronCapitalGroup.com.
Tax Information
Distributions of the Fund’s net investment income (other than “qualified dividend income”) and distributions of net short‑term capital gains will be taxable to you as ordinary income. Distributions of the Fund’s net long‑term capital gains reported as capital gain dividends by the Fund will be taxable to you as long‑term capital gains, regardless of the length of time you have held shares of the Fund. If you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account, you may be subject to U.S. federal income tax on withdrawals from tax‑deferred arrangement at a later date.
Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker, dealer or other financial intermediary (such as a bank or financial adviser), the Fund, Baron Capital, Inc., the Fund’s distributor, BAMCO or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker, dealer or other financial intermediary, including your salesperson, to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Baron Financials ETF

Investment Goal
The investment goal of Baron Financials ETF (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee[1]	Other Expenses[2]	Total Annual Fund Operating Expenses
Baron Financials ETF
	0.80%	0.00%	0.80%

[1]	Pursuant to the Fund’s unitary management fee structure, BAMCO, Inc. (“BAMCO” or the “Adviser”) will pay all expenses of the Fund, except for portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses.
[2]	“Other Expenses” have been estimated for the current fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3	5	10
Baron Financials ETF
	$82	$255	$444	$990
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund

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Baron Financials ETF

shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio. The portfolio turnover rate shown includes that of Baron FinTech Fund, a series of Baron Select Funds (the “Predecessor Fund”).
Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities (including depositary receipts) of Financials and Financials-related companies of any market capitalization as defined by BAMCO, Inc. (“BAMCO” or the “Adviser”). Financials and Financials related companies are companies that the Adviser determines own, operate, or have substantial investments in businesses that provide banking, lending, capital markets, financial data analytics, insurance, payments, asset management or wealth management; or develop, use, or rely on innovative technologies or services, in a significant way for banking, lending, capital markets, financial data analytics, insurance, payments, asset management or wealth management. The Fund may purchase securities of companies of any market capitalization and may invest in foreign stocks, including securities of companies in developing countries, however, investments in non‑U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase.
Principal Risks of Investing in the Fund
Financials Sector. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Uncertainty in the banking and financial systems can result in significant and widespread deterioration in market and economic conditions by disrupting access to capital and other financial services, which could adversely affect the performance of the Fund.
FinTech Companies. Financial technology companies (“FinTech Companies”) are a type of financials-related company. FinTech Companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech Companies typically face intense competition and potentially rapid product obsolescence. In addition, many FinTech Companies store sensitive consumer

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information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Many FinTech Companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech Companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third‑party data center hosting facilities and maintenance providers. FinTech Companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech Companies. Companies across a wide variety of industries are exploring the possible applications of fintech technologies. The extent of such technologies versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries and the economic fortunes of certain companies held by the Fund may not be significantly tied to such fintech technologies. Such technologies ultimately may not have a material affect on the economic returns of the companies in which the Fund invests.
Information Technology Sector. Companies in the information technology sector that provide services and solutions to financials-related companies are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.
Concentration. The Fund’s strategy of concentrating in financials companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

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Information Technology Sector. Companies in the information technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.
Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks. In response, from time to time, growth investing as an investment style may go out of favor with investors.
General Stock Market. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence has recently been experienced, caused, among other reasons, by increased inflation, tightening monetary policy and interest rate increases by the US Federal Reserve or similar international bodies, and changes in U.S. trade policy. Reduced liquidity in financial markets may continue to negatively affect many issuers, which could have an adverse effect on your Fund investment. Events involving limited liquidity, defaults, non‑performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market‑ wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market, such as Russia’s invasion of Ukraine in February 2022 and the world‑wide response to it, have and may continue to adversely impact issuers and markets worldwide. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non‑U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, changes in trade regulations, elevated levels of government debt, internal unrest and discord,

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economic sanctions, regulatory events and governmental or quasi‑governmental actions, among others. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, including the joint U.S.-Israeli strikes on Iran in February 2026 present considerable market risks, the ultimate effects of which are not known but could profoundly affect global economies and markets. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere.
Non-U.S. Securities. Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
Developing Countries. The Fund invests in developing countries, which include countries in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM Index. Investments in developing countries are subject to all of the risks of non‑U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.
Small‑ and Mid-Sized Companies. The Adviser believes there is more potential for capital appreciation in small‑ and mid-sized companies, but there also may be more risk. Securities of small‑ and mid-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small‑ and mid-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small‑ and mid-sized companies rely more on the skills of management and on their continued tenure. Investing in small‑ and mid-sized companies requires a long‑term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

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ETF Structure Risks.

•
Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non‑U.S. issuers or other securities or instruments that have lower trading volumes.

•
Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in‑kind. As such, investments in shares may be less tax‑efficient than an investment in an ETF that distributes portfolio securities entirely in‑ kind.

•
Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra‑day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid‑ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and

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may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In addition, the securities held by the Fund may be traded in markets that close at a different time than the Fund’s listing exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Fund’s listing exchange is open but after the applicable market closing, fixing or settlement times, bid‑ask spreads on the Fund’s listing exchange and the corresponding premium or discount to the shares’ NAV may widen.

Large Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on The NASDAQ Stock Market LLC (“NASDAQ”) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Performance
As of the close of business on December 12, 2025, the Predecessor Fund transferred its assets and liabilities to the Fund in a tax‑free reorganization (the “Reorganization”). The Fund and the Predecessor Fund have identical investment objectives and fundamental investment policies, as well as substantially similar investment strategies. However, ETFs, such as the Fund, are structurally different from mutual funds, such as the Predecessor Fund, in several important aspects, including the ability for ETF shareholders to trade shares intraday on an exchange at market prices, the full daily transparency of the ETF’s portfolio holdings and the potential for increased tax efficiency.
The performance of the Predecessor Fund for the periods prior to December 12, 2025 has not been restated to reflect the annual operating expenses of the Fund, which are lower than those of the Predecessor Fund. Because the Fund has different fees and expenses than the Predecessor Fund, the Fund would also have had different performance results. Additionally, if the Predecessor Fund had operated as an ETF, its performance may have differed.

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The accompanying bar chart and table provide some indication of the risks of investing in the Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Fund. The bar chart shows the Fund’s year‑by‑year performance and its average annual performance compared to that of a broad measure of market performance. Updated performance information for the Fund is available at www.BaronCapitalGroup.com/daily‑prices‑and‑performance or by calling 1‑800‑99BARON (1-800-992-2766). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Total Return (%) for the year ended December 31

47.20%
15.35%
(33.30)%
27.31%
23.14%
0.91%
2020
2021
2022
2023
2024
2025

Best Quarter:	6/30/20 32.00%
Worst Quarter:	6/30/22 (22.40)%
Average Annual Total Returns (for periods ended 12/31/2025)
The following table presents the Fund’s annual returns and long-term performance (before and after taxes), along with the change in value of relevant market indexes for

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various periods ended December 31, 2025. These indexes include: the MSCI USA Financials Index, which measures the performance of large- and mid‑cap segments of the U.S. equity universe within the Financials sector; the S&P 500 Index, a broad-based index representing the overall U.S. equity market; and the MSCI ACWI Index, a global equity index capturing large- and mid‑cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries.
As of December 12, 2025, the MSCI USA Financials Index became the Fund’s primary benchmark, replacing the FactSet Global FinTech Index. Replacing the FactSet Global FinTech Index with the MSCI USA Financials Index aligns the Fund with benchmarks more commonly used by its ETF peer group and provides more meaningful performance comparisons. The broad-based S&P 500 and MSCI ACWI indexes remain as additional benchmarks for comparison purposes.
After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Average Annual Total Returns for the periods ended December 31, 2025

	1 year	5 years	10 years	Since Inception
Baron Financials ETF
Return before taxes	0.91%	4.01%	N/A	10.21%
Return after taxes on distributions	0.91%	3.94%	N/A	10.15%
Return after taxes on distributions and sale of Fund shares	0.54%	3.09%	N/A	8.16%
MSCI USA Financials Index (reflects no deduction for fees, expenses or taxes)	15.23%	15.17%	N/A	11.97%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	N/A	15.08%	[1]
MSCI ACWI Index (reflects no deduction for fees or expenses)	22.34%	11.19%	N/A	12.02%	[1]
FactSet Global FinTech Index (reflects no deduction for fees, expenses or taxes)	(4.16)%	(2.90)%	N/A	2.55%	[1]

[1]	Since Inception reflects the inception date of the Institutional Shares of the Predecessor Fund (commenced operations on 12/31/2019).

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Baron Financials ETF

Management
Investment Adviser. BAMCO is the investment adviser of the Fund.
Portfolio Manager. Josh Saltman has been the portfolio manager of the Fund since its inception in 2025. Josh Saltman was the portfolio manager of the Predecessor Fund since its inception on December 31, 2019. Mr. Saltman has worked at the Adviser as an analyst since August of 2011.
Purchase and Sale of Fund Shares
Individual shares of the Fund may only be purchased and sold in secondary market transactions through a broker or dealer at market price. Because shares trade at market prices, rather than NAV, shares of the Fund may trade at a price greater than NAV (i.e., a premium) or less than NAV (i.e., a discount).
You may incur costs attributable to the difference between the highest price a buyer is willing to pay for shares (bid) and the lowest price a seller is willing to accept for shares (ask) (the “bid‑ask spread”) when buying or selling shares in the secondary market.
Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid‑ask spreads, is available on the Fund’s website at www.BaronCapitalGroup.com.
Tax Information
Distributions of the Fund’s net investment income (other than “qualified dividend income”) and distributions of net short‑term capital gains will be taxable to you as ordinary income. Distributions of the Fund’s net long‑term capital gains reported as capital gain dividends by the Fund will be taxable to you as long‑term capital gains, regardless of the length of time you have held shares of the Fund. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, you may be subject to U.S. federal income tax on withdrawals from tax-deferred arrangement at a later date.
Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker, dealer or other financial intermediary (such as a bank or financial adviser), the Fund, Baron Capital, Inc., the Fund’s distributor, BAMCO or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker, dealer or other financial intermediary, including your salesperson, to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Baron Technology ETF

Investment Goal
The investment goal of Baron Technology ETF (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee[1]	Other Expenses[2]	Total Annual Fund Operating Expenses
Baron Technology ETF
	0.75%	0.00%	0.75%

[1]	Pursuant to the Fund’s unitary management fee structure, BAMCO, Inc. (“BAMCO” or the “Adviser”) will pay all expenses of the Fund, except for portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses.
[2]	“Other Expenses” have been estimated for the current fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3	5	10
Baron Technology ETF
	$77	$240	$417	$930
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating

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Baron Technology ETF

Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio. The portfolio turnover rate shown includes that of Baron Technology Fund, a series of Baron Select Funds (the “Predecessor Fund”).
Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund is a non‑diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities (including depositary receipts) of U.S. and non‑U.S. technology companies of any market capitalization, selected for their durable growth potential from the development, advancement and use of technology, however, investments in non‑U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase. Technology companies may include those companies in the businesses of, among others: software, IT consulting, IT services, interactive home entertainment, interactive media and services, networking equipment, telecom services, communications equipment, technology hardware, storage and peripherals, electronic equipment, instruments and components, semiconductors and semiconductor equipment, and internet and direct marketing retail. Technology companies may be located anywhere in the world, including developing countries. A developing country is a country included in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM Index. BAMCO seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
Principal Risks of Investing in the Fund
Technology. Technology companies, including internet‑related and information technology companies, as well as companies propelled by new technologies, may present the risk of rapid change and product obsolescence, and their successes may be difficult to predict for the long term. Some technology companies may be newly formed and have limited operating history and experience. Technology companies may also be adversely affected by changes in governmental policies, competitive pressures and changing demand. The securities of these companies may also experience significant price movements caused by disproportionate investor optimism or pessimism, with little or no basis in the companies’ fundamentals or economic conditions.
Non‑Diversified Portfolio. The Fund is non‑diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of

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this, a non‑ diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non‑diversified fund versus a diversified fund. Thus, a non‑diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Concentration. The Fund’s strategy of concentrating in technology and related companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.
Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks. In response, from time to time, growth investing as an investment style may go out of favor with investors.
General Stock Market. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence has recently been experienced, caused, among other reasons, by increased inflation, tightening monetary policy and interest rate increases by the US Federal Reserve or similar international bodies, and changes in U.S. trade policy. Reduced liquidity in financial markets may continue to negatively affect many issuers, which could have an adverse effect on your Fund investment. Events involving limited liquidity, defaults, non‑performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market‑wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market, such as Russia’s invasion of Ukraine in February 2022 and the world‑wide response to it, have and may continue to adversely impact issuers and markets worldwide. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non‑U.S. issuers that rely on the United States for trade. A fund’s securities may be

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negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi‑governmental actions, among others. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, including the joint U.S.-Israeli strikes on Iran in February 2026 present considerable market risks, the ultimate effects of which are not known but could profoundly affect global economies and markets. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere.
Non‑U.S. Securities. Investing in non‑U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
Developing Countries. The Fund invests in developing countries, which include countries in the MSCI Emerging Markets (EM) index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM index. Investments in developing countries are subject to all of the risks of non‑U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.
Small‑ and Mid‑Sized Companies. The Adviser believes there is more potential for capital appreciation in small‑ and mid‑sized companies, but there also may be more risk. Securities of small‑ and mid‑sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses.
The securities of small‑ and mid‑sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small‑ and mid‑sized companies rely more on the skills of management and on their continued tenure. Investing in small‑ and mid‑sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

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ETF Structure Risks.

•
Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non‑U.S. issuers or other securities or instruments that have lower trading volumes.

•
Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in‑kind. As such, investments in shares may be less tax‑efficient than an investment in an ETF that distributes portfolio securities entirely in‑ kind.

•
Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra‑day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid‑ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and

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Baron Technology ETF

may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In addition, the securities held by the Fund may be traded in markets that close at a different time than the Fund’s listing exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Fund’s listing exchange is open but after the applicable market closing, fixing or settlement times, bid‑ask spreads on the Fund’s listing exchange and the corresponding premium or discount to the shares’ NAV may widen.

Large Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on The NASDAQ Stock Market LLC (“NASDAQ”) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Performance
As of the close of business on December 12, 2025, the Predecessor Fund transferred its assets and liabilities to the Fund in a tax‑free reorganization (the “Reorganization”). The Fund and the Predecessor Fund have identical investment objectives and fundamental investment policies, as well as substantially similar investment strategies. However, ETFs, such as the Fund, are structurally different from mutual funds, such as the Predecessor Fund, in several important aspects, including the ability for ETF shareholders to trade shares intraday on an exchange at market prices, the full daily transparency of the ETF’s portfolio holdings and the potential for increased tax efficiency.
The performance of the Predecessor Fund for the periods prior to December 12, 2025 has not been restated to reflect the annual operating expenses of the Fund, which are lower than those of the Predecessor Fund. Because the Fund has different fees and expenses than the Predecessor Fund, the Fund would also have had different performance results. Additionally, if the Predecessor Fund had operated as an ETF, its performance may have differed.

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The accompanying bar chart and table provide some indication of the risks of investing in the Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Fund. The bar chart shows the Fund’s year‑by‑year performance and its average annual performance compared to that of a broad measure of market performance. Updated performance information for the Fund is available at www.BaronCapitalGroup.com/daily‑prices‑and‑performance or by calling 1‑800‑99BARON (1‑800‑992‑2766). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Total Return (%) for the year ended December 31

Best Quarter:	6/30/25 31.06%
Worst Quarter:	6/30/22 (25.96)%
Average Annual Total Returns (for period ended 12/31/2025)
The following table presents the Fund’s annual returns and long-term performance (before and after taxes), along with the change in value of relevant market indexes for

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Baron Technology ETF

the year ended December 31, 2025. These indexes include: the MSCI ACWI Information Technology Index, which includes large and mid cap securities across 23 Developed Markets (DM) countries and 24 Emerging Markets (EM) countries that are classified in the Information Technology as per the Global Industry Classification Standard (GICS®), in which the Predecessor Fund invests; the S&P 500 Index, a broad-based index representing the overall U.S. equity market; and the MSCI ACWI Index, a global equity index capturing large- and mid‑cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries.
After‑tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Your actual after‑tax returns depend on your own tax situation and may differ from those shown. After‑tax returns reflect past tax effects and are not predictive of future tax effects. After‑ tax returns are not relevant to investors who hold their Fund’s shares in a tax‑deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax‑exempt.
Average Annual Total Returns for the periods ended December 31, 2025

	1 year	5 years	10 years	Since Inception
Baron Technology ETF
Return before taxes	17.34%	N/A	N/A	12.08%
Return after taxes on distributions	17.12%	N/A	N/A	12.03%
Return after taxes on distributions and sale of Fund shares	10.39%	N/A	N/A	9.55%
MSCI ACWI Information Technology Index (reflects no deduction for fees, expenses or taxes)	26.37%	N/A	N/A	14.70%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	N/A	N/A	11.11%	[1]
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	22.34%	N/A	N/A	9.43%	[1]

[1]	Since Inception reflects the inception date of the Institutional Shares of the Predecessor Fund (commenced operations on 12/31/2021).
Management
Investment Adviser. BAMCO is the investment adviser of the Fund.
Portfolio Manager. Michael Lippert and Ashim Mehra have been the co‑managers of the Fund since its inception in 2025. Michael Lippert and Ashim Mehra were the co‑managers of the Predecessor Fund since its inception on December 31, 2021. Mr. Lippert has worked at the Adviser as an analyst since December of 2001 and as a

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portfolio manager since March of 2006. Mr. Mehra has worked at the Adviser as an analyst since July of 2011 and as a portfolio manager since May of 2018.
Purchase and Sale of Fund Shares
Individual shares of the Fund may only be purchased and sold in secondary market transactions through a broker or dealer at market price. Because shares trade at market prices, rather than NAV, shares of the Fund may trade at a price greater than NAV (i.e., a premium) or less than NAV (i.e., a discount).
You may incur costs attributable to the difference between the highest price a buyer is willing to pay for shares (bid) and the lowest price a seller is willing to accept for shares (ask) (the “bid‑ask spread”) when buying or selling shares in the secondary market.
Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid‑ask spreads, is available on the Fund’s website at www.BaronCapitalGroup.com.
Tax Information
Distributions of the Fund’s net investment income (other than “qualified dividend income”) and distributions of net short‑term capital gains will be taxable to you as ordinary income. Distributions of the Fund’s net long‑term capital gains reported as capital gain dividends by the Fund will be taxable to you as long‑term capital gains, regardless of the length of time you have held shares of the Fund. If you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account, you may be subject to U.S. federal income tax on withdrawals from tax‑deferred arrangement at a later date.
Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker, dealer or other financial intermediary (such as a bank or financial adviser), the Fund, Baron Capital, Inc., the Fund’s distributor, BAMCO or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker, dealer or other financial intermediary, including your salesperson, to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Baron Emerging Markets Select ETF

Investment Goal
The investment goal of Baron Emerging Markets Select ETF (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee[1]	Other Expenses[2]	Total Annual Fund Operating Expenses
Baron Emerging Markets Select ETF
	0.80%	0.00%	0.80%

[1]	Pursuant to the Fund’s unitary management fee structure, BAMCO, Inc. (“BAMCO” or the “Adviser”) will pay all expenses of the Fund, except for portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses.
[2]	“Other Expenses” have been estimated for the current fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3
Baron Emerging Markets Select ETF
	$82	$255
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate

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may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced investment operations as of the most recent fiscal year ended December 31, 2025, no portfolio turnover information is presented.
Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund is a non‑diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of growth companies domiciled, headquartered or whose primary business activities or principal trading markets are in developing countries. A developing country is a country included in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM Index. The Fund may invest up to 20% of its net assets in developed countries and in frontier countries as defined by the MSCI Frontier Markets (FM) Index. The Fund’s investments will be in at least three different countries. The Fund may purchase securities of companies of any market capitalization. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
The Fund’s investments in developing countries generally are traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency. The Fund may buy and sell currencies for cash at current exchange rates, or using an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.
Principal Risks of Investing in the Fund
Non‑Diversified Portfolio. The Fund is non‑diversified, which means it will likely have a greater percentage of its assets in a single issuer than a diversified fund. As a result, a non‑diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non‑diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

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Non‑U.S. Securities. Investing in non‑U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
Developing Countries. The Fund invests in developing countries, which include countries in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM Index. Investments in developing countries are subject to all of the risks of non‑U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.
Currency. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund’s holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, because exchange rate movements are volatile, the Fund’s attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.
Risks Associated with India. Investing in Indian securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the Indian economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. Religious, cultural and military disputes persist in India and between India and Pakistan (as well as sectarian groups within each country).

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Risks Associated with China and Hong Kong. The Chinese government exercises significant control over China’s economy through its industrial policies, monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies in China. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. The United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down. In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected and have an adverse effect on the Fund’s investments.
Risks Associated with Investing in Chinese Companies through Variable Interest Entities. The Fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law.

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Risks of Emphasizing a Region, Country, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio. The economies and financial markets of certain regions — such as Latin America, Asia, and Europe and the Mediterranean region — can be interdependent and may all decline at the same time.
Frontier Countries. The Fund’s investments in frontier countries, which include countries in the MSCI Frontier Markets (FM) Index, are subject to all of the risks of non‑U.S. investing generally and the risks of investing in developing countries, except that such risks are greater in frontier countries.
Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks. In response, from time to time, growth investing as an investment style may go out of favor with investors.
General Stock Market. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence has recently been experienced, caused, among other reasons, by increased inflation, tightening monetary policy and interest rate increases by the US Federal Reserve or similar international bodies, and changes in U.S. trade policy. Reduced liquidity in financial markets may continue to negatively affect many issuers, which could have an adverse effect on your Fund investment. Events involving limited liquidity, defaults, non‑performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market, such as Russia’s invasion of Ukraine in February 2022 and the world-wide response to it, have and may continue to adversely impact issuers and markets worldwide. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non‑U.S. issuers that rely on the United States for trade. The Fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural

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disasters, pandemics, epidemics, terrorism, war, military confrontations, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi-governmental actions, among others. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, including the joint U.S.-Israeli strikes on Iran in February 2026 present considerable market risks, the ultimate effects of which are not known but could profoundly affect global economies and markets. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere.
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform the market as a whole. Large-capitalization companies may not be able to attain the high growth rate of successful smaller companies and may adapt more slowly to new competitive challenges, such as changes in technology and consumer tastes, and be subject to slower growth during times of economic expansion.
Small and Mid‑Sized Companies. As the Fund may invest in stocks of all capitalizations, the Fund may be exposed to risks associated with investment in small‑and mid‑sized companies. Securities of small‑and mid‑sized companies may not be well known to some investors, and the securities may be less actively traded than those of large businesses. The securities of small‑and mid‑sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small‑and mid‑sized companies rely more on the skills of the Investment Manager and on their continued tenure. Investing in small‑and mid‑sized companies requires a long-term outlook and may require Shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.
ETF Structure Risks.

•
Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or

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redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non‑U.S. issuers or other securities or instruments that have lower trading volumes.

•
Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in‑kind. As such, investments in shares may be less tax‑efficient than an investment in an ETF that distributes portfolio securities entirely in‑ kind.

•
Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra‑day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid‑ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In addition, the securities held by the Fund may be traded in markets that close at a different time than the Fund’s listing exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Fund’s listing exchange is open but after the applicable market closing, fixing or settlement times, bid‑ask spreads on the Fund’s listing exchange and the corresponding premium or discount to the shares’ NAV may widen.

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Limited Operating History Risk. The Fund has not commenced operations. As a result, prospective investors would not have a track record or history on which to base their investment decisions. In addition, until the Fund achieves a certain size, the performance of certain of its investments may disproportionately impact the performance of the Fund, which may be subject to heightened volatility. In addition, there can be no assurance that the Fund will grow to or maintain an economically viable size.
Large Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the New York Stock Exchange (“NYSE” or the “Exchange”) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Performance
Because Baron Emerging Markets Select ETF had not yet completed a full calendar year of investment operations, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. Upon the completion of a full calendar year of investment operations by the Fund, performance information will be available online at www.BaronCapitalGroup.com/daily‑prices‑and‑performance or by calling 1-800-99BARON (1‑800‑992‑2766).
Management
Management Investment Adviser. BAMCO is the investment adviser of the Fund.
Portfolio Manager. Michael Kass has been the portfolio manager of the Fund since its inception in 2026. Mr. Kass has worked at the Adviser as an analyst since

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November of 2007. He has been the portfolio manager of the Baron Emerging Markets Fund since its inception on December 31, 2010.
Purchase and Sale of Fund Shares
Individual shares of the Fund may only be purchased and sold in secondary market transactions through a broker or dealer at market price. Because shares trade at market prices, rather than NAV, shares of the Fund may trade at a price greater than NAV (i.e., a premium) or less than NAV (i.e., a discount).
You may incur costs attributable to the difference between the highest price a buyer is willing to pay for shares (bid) and the lowest price a seller is willing to accept for shares (ask) (the “bid‑ask spread”) when buying or selling shares in the secondary market.
Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid‑ask spreads, is available on the Fund’s website at www.BaronCapitalGroup.com.
Tax Information
Distributions of the Fund’s net investment income (other than “qualified dividend income”) and distributions of net short‑term capital gains will be taxable to you as ordinary income. Distributions of the Fund’s net long‑term capital gains reported as capital gain dividends by the Fund will be taxable to you as long‑term capital gains, regardless of the length of time you have held shares of the Fund. If you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account, you may be subject to U.S. federal income tax on withdrawals from tax‑deferred arrangement at a later date.
Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker, dealer or other financial intermediary (such as a bank or financial adviser), the Fund, Baron Capital, Inc., the Fund’s distributor, BAMCO or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker, dealer or other financial intermediary, including your salesperson, to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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This Prospectus is for Baron ETF Trust, which currently has six series, Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, Baron Technology ETF and Baron Emerging Markets Select ETF.
The investment policy of each of the Baron SMID Cap ETF, Baron Financials ETF, Baron Technology ETF and Baron Emerging Markets Select ETF relating to the types of securities in which 80% of the Fund’s assets must be invested may be changed by the Fund’s Board of Trustees without shareholder approval upon at least 60 days’ notice.
Investment Goals

Baron First Principles ETF	Capital appreciation.

Baron Global Durable Advantage ETF	Capital appreciation.

Baron SMID Cap ETF	Capital appreciation.

Baron Financials ETF	Capital appreciation.

Baron Technology ETF	Capital appreciation.

Baron Emerging Markets Select ETF	Capital appreciation.
Each Fund’s investment goal may be changed by the Fund’s Board of Trustees without shareholder approval upon at least 60 days’ notice.
Additional Investment Strategies
The following is a description of additional investment strategies of Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, Baron Technology ETF and Baron Emerging Markets Select ETF (each, a “Fund” and collectively, the “Funds”).
Baron First Principles ETF, Baron SMID Cap ETF, Baron Financials ETF and Baron Technology ETF may invest in American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”), European Depository Receipts (“EDRs”) or directly in the securities of non‑U.S. issuers, provided that the aggregate amount of such investments does not exceed 35% of a Fund’s respective total assets at the time of purchase.
Baron Global Durable Advantage ETF may invest in equity securities of companies of any sector or industry classification, which may include common stocks, depositary receipts (American Depository Receipts, European Depository Receipts or Global Depository Receipts) and related securities such as preferred stocks, real estate

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investment trusts (“REITs”) (up to a maximum of 25%), private placement securities including securities of private companies (i.e., securities which are not listed or traded on Recognized Markets), unlisted equity securities, initial public offerings (IPOs), secondary offerings, Rule 144A or Regulation S securities (securities offered outside of the US but which are exempt from the registration requirements of Section 5 of the US Securities Act of 1933), and convertible securities.
Baron Emerging Markets Select ETF may invest up to 20% of its net assets in developed countries, frontier countries as defined by the MSCI Frontier Markets (FM) Index and in the securities of non‑U.S. issuers in developed and frontier countries in U.S. denominated form known as American Depository Receipts.
Baron Global Durable Advantage ETF may also invest up to a maximum of 25% in Chinese companies through Variable Interest Entities (“VIEs”) and directly via Stock Connect.
The Funds may invest up to 15% of their respective net assets in illiquid securities at the time of purchase. If as a result of changes in the portfolio, illiquid securities exceed 15% of net assets, the Funds may not acquire any additional illiquid securities and the Adviser will take such steps as it considers appropriate to reduce the percentage within a reasonable period of time. An illiquid security is one that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. Such investments may include private equity securities, private investments in public equity (“PIPE”) securities and other restricted securities.
The Funds may invest in debt securities of all types and repurchase agreements for those securities. Debt securities include corporate bonds, government securities, repurchase agreements, loans and loan participations, mortgage-backed securities and other securities that the Funds believe have debt-like characteristics, including hybrids and synthetic securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. The Funds may invest in debt securities that have a rating of, or equivalent to, at least “BBB” by S&P Global Ratings or “Baa” by Moody’s Investors Services, Inc., or if unrated, are judged by the Adviser to be of comparable quality.
The Funds may also sell securities short. Short selling occurs when the Funds sell a security that the Funds do not own. In order to do so, the Funds must borrow a security to deliver it to the purchaser and later buy that security in the market and return it to the lender. The Funds may establish short positions in securities that the Adviser believes have limited growth prospects or are over-priced, or in securities of companies the Adviser believes are poorly managed or have highly leveraged balance

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sheets. The Funds may also establish a short position in a security to hedge exposure to a particular company or to hedge exposure to a certain industry or sector of the market. The Funds may also short market indices to hedge against broad movements in the market. Generally, when the Funds take a short position, the Adviser believes that the security’s price will fall. If it falls sufficiently, the Funds will make money. If it instead increases in price, the Funds will lose money. The Funds will not use more than 35% of its total assets in maintaining short positions. The Adviser, in its sole discretion, may decide not to sell any securities short. The Adviser believes that the flexibility to execute a long and short strategy may reduce the short-term volatility inherent in the equity markets. However, the Adviser also believes short sales can be significantly more risky than long investments and, as a result, expects to employ this tactic relatively infrequently.
In addition, the Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In such circumstances, the Adviser may invest all or a portion of the Funds’ assets in cash or cash equivalents, such as money market instruments, which include U.S. Government securities, certificates of deposit, short-term investment grade corporate bonds and other short term debt instruments, and repurchase agreements. Taking such a temporary defensive position may cause the Funds not to achieve their investment goals.
Baron Financials ETF, Baron Technology ETF, Baron SMID Cap ETF and Baron Emerging Markets Select ETF may borrow from a bank up to 33% of the value of their respective total assets, including the amount borrowed, as of the time the borrowing is made, subject to exceptions for borrowings of up to 5% for short-term purposes. Baron First Principles ETF may borrow money from banks to take advantage of opportunities to invest (leverage) in an amount up to one‑third of its total assets, which include assets purchased with borrowed money.
Companies in which the Funds invest may be subject to corporate actions, including mergers and acquisitions. The Adviser may, in its discretion, choose to receive shares of the combined entity where it concludes that it is in the best interest of the Funds’ shareholders to do so. Such a decision may result in the Funds owning shares of an issuer outside of the Funds’ market cap range.
The Funds may enter into swap transactions. The Funds have additional investment strategies and restrictions that govern their activities. For a list of these restrictions and more information about the investment strategies, please see the “Investment Strategies and Risks” section beginning on page 1 of the Statement of Additional Information (“SAI”). Those strategies and restrictions that are identified as

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“fundamental” may only be changed with shareholder approval, while the others may be changed by the Board of Trustees (the “Board”) without shareholder approval upon at least 60 days’ notice.
Investment Criteria and Process
In making investment decisions for Baron ETF Trust, the Adviser seeks to invest in businesses that it believes have:

1.	significant opportunities for growth;

2.	sustainable competitive advantages;

3.	exceptional management; and

4.	an attractive valuation.
The Adviser’s research process includes examining companies from many perspectives through numerous interviews with company management and site visits. The Adviser also interviews a company’s employees, as well as its customers, suppliers, and competitors to determine whether the information gained from these parties is consistent with senior management’s objectives and the Adviser’s independent findings. Through these and other inquiries, the Adviser becomes an expert in the industries in which it invests and acquires a thorough understanding of the prospects of its investments in their competitive landscape. The Adviser also studies industry data, statistics and trends. The Adviser invests without regard for market trends. The Funds purchase stocks that the Adviser believes are attractively priced relative to the Adviser’s projections of intrinsic value. The most critical component of the Adviser’s investment decisions is the quality of a company, as measured by its growth prospects, management, business model, competitive position, capital structure and valuation.
In building its portfolios, the Adviser does not use a market benchmark, nor does it, with the exception of Baron Financials ETF and Baron Technology ETF, aim to underweight or overweight any sectors or industries. The Adviser seeks to invest in businesses before their long-term growth prospects are appreciated by other investors. The Funds may make significant investments in companies in which the Adviser has great conviction. Of course, there can be no guarantee that the Funds will be successful at achieving their investment goals. The Adviser believes that its analysis of environmental, social, and governance (“ESG”) factors may benefit its research and investment process. Among the resources the Adviser uses to generate ESG information that may be integrated into its analysis are: proprietary company and industry-specific ESG research; third-party ESG ratings and research; portfolio

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reviews of ESG‑related data; and ESG‑specific engagements with investee companies. The Adviser applies an exclusionary screen for investments for all of its investment strategies and Funds which prohibits the set‑up of potential investments in companies in the adult entertainment, civilian firearms, cluster munitions, and tobacco industries. If a company passes this screen, it is eligible to be considered as a possible investment. The Adviser also has established publicly available ESG policies that incorporate ESG considerations, including, an “ESG Policy,” “Exclusion Policy,” “Statement on Climate Change,” and “Proxy Voting Policies and Procedures.”
The Adviser believes that, in addition to helping to identify and mitigate investment risk, ESG analysis also may help to frame or illuminate potential opportunities within investee companies for, among other benefits, revenue enhancement, cost reduction, margin improvement, and improved returns on capital. Depending on the company, ESG considerations may be an important part of the Adviser’s investment analysis, and factoring the impact of these risks and opportunities into its valuation could sway its investment decisions. Because the Funds are not ESG‑focused funds, these considerations may not be conclusive or employed in the analysis of all companies, and securities of companies may be purchased and/or retained by the Funds for reasons other than ESG factors.
The Funds have a long-term outlook and often invest in businesses for several years. The Funds hope for significant business growth and stock price appreciation over that time period. As long-term investors in businesses, the Funds are designed for long-term shareholders. The Funds are not designed, or intended to be suitable, for investors who intend to purchase and then sell their Fund shares within a 90 day period.
Additional Investment Risks
Active Management Risk. In pursuing each Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day‑to‑day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect each Fund’s performance.
In addition, it is expected that confidential or material non‑public information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity and the Adviser may be restricted in its ability to cause a Fund to buy or sell securities of an issuer for substantial periods of time when a Fund otherwise could

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realize profit or avoid loss. This may adversely affect a Fund’s flexibility with respect to buying or selling securities and may impair a Fund’s liquidity.
Common CEO Risk. The Funds may invest in different companies that have certain persons in common, including the Chief Executive Officer or other person or persons fundamental to the success of the company. As a result, the Funds may be exposed to risks associated with an individual which may be greater than would be the case if measured only by investments on a per company basis. Notably, Baron First Principles ETF has made investments in Tesla, Inc. (“Tesla”) and Space Exploration Technologies Corp. (“SpaceX”), the Chief Executive Officer of each is Elon Musk. As such, the Fund may be considered to be exposed to risk associated with Mr. Musk.
Consumer Discretionary Sector. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, inflation, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
Credit and Interest Rate. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Any additional interest rate increases in the future could cause the value of the Fund’s holdings to decrease. The magnitude of these fluctuations will be greater when the maturity of the debt securities is longer.
Currency. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Funds’ holdings can be significant, unpredictable, and long‑lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Funds do not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, the Funds’ attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.
Cybersecurity. The use of the Internet and other electronic media and technology exposes the Funds, and the Funds’ service providers, and their respective operations, to potential risks from cybersecurity attacks or incidents (collectively, “cyber incidents”). Cyber incidents may include, for example, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), infection from computer viruses or other malicious software code, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or

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website access or functionality. In addition to intentional cyber incidents, unintentional cyber incidents can occur, such as, for example, the inadvertent release of confidential information. Any cyber incident could adversely impact the Funds and their shareholders and cause the Funds to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, and additional compliance costs associated with corrective measures. A cyber incident may cause the Funds, or their service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate the Funds’ net asset value per share (“NAV”), or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber incidents also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Funds and their service providers. In addition, cyber incidents affecting issuers in which the Funds invest could cause the Funds’ investments to lose value. The Adviser has established risk management systems reasonably designed to seek to reduce the risks associated with cyber incidents. However, there is no guarantee that the efforts of the Adviser or its affiliates, or other service providers, will succeed, either entirely or partially. The nature of malicious cyber attacks is becoming increasingly sophisticated and the Funds and the Adviser, and its relevant affiliates, cannot control the cyber systems and cybersecurity systems of issuers or third party service providers.
Depository Receipts. Although depository receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depository receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
Developing Countries. The Funds invest in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM Indexes. Investments in developing countries are subject to all of the risks of non‑U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

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Investing in emerging market countries involves a higher risk. In particular, there is the risk of:

a)	a possibly lower or totally absent trading volumes in securities on the relevant securities market, leading to liquidity bottlenecks and relatively greater price fluctuations;

b)	uncertain political, commercial and social circumstances, with the attendant danger of disenfranchisement or confiscation, extraordinary high inflation, prohibitive tax measures and other negative developments;

c)	possible major fluctuations in currency exchange rates, changes to legal regulations, existing or possible currency export restrictions, customs and other restrictions, and other legal or other restrictions which may apply to investments;

d)	domestic or other circumstances which could limit the Fund’s investment possibilities, for example, restrictions on the part of issuers or industries regarded as crucial to national interests; and

e)	the absence of an adequate developed legal framework for private or foreign investments and the risk of absent guarantees of private ownership.
Furthermore, currency export restrictions or other associated regulations in these countries could fully or partly delay or prevent the repatriation of investments, resulting in possible delays with payment of redemption proceeds.
ETF Structure Risks.

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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Funds have a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Funds’ shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Funds, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non‑U.S. issuers or other securities or instruments that have lower trading volumes.

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Cash Transactions Risk. Unlike certain ETFs, the Funds may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax‑efficient than an investment in such ETFs. Other ETFs generally are able to make in‑kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. To the extent the Fund effects its redemptions in‑kind, the in‑kind redemption mechanism generally will not lead to a tax event for the Funds or their non‑redeeming shareholders. If the Funds effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Funds recognize gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in‑kind, or to recognize such gain sooner than would otherwise be required. The Funds generally intend to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

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Trading Risk. Shares of Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF and Baron Emerging Markets Select ETF are listed on the New York Stock Exchange (“NYSE”) and shares of Baron Financials ETF and Baron Technology ETF are listed on The NASDAQ Stock Market LLC (“NASDAQ”) (each, an “Exchange” and collectively, the “Exchanges”) and are bought and sold in the secondary market at market prices. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra‑day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. During such periods, you may incur significant losses if you sell your shares. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In

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addition, the market price of shares, like the price of any exchange-traded security, includes a “bid‑ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated closing of the exchange occurs, a shareholder may be unable to purchase or sell shares. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In addition, the securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid‑ask spreads on the Exchange and the corresponding premium or discount to the shares’ NAV may widen.

Failure of Financial Service Providers. The failure of a bank, lender, broker, custodian or other financial service provider (each, a “Financial Service Provider”), with which the Funds or their portfolio companies have a commercial relationship could adversely affect, among other things, the Funds’ and their portfolio companies’ ability to access deposits, establish new lines of credit or utilize existing lines of credit (or the costs and terms associated with such lines of credit), consummate transactions and meet obligations, which in turn could have a material adverse impact on the Funds and their portfolio companies. These and any related events could negatively impact the value and liquidity of a Fund’s investments, even beyond any direct exposure that the Fund may have to a Financial Service Provider issuer or issuers directly affected by the failure of a Financial Service Provider. While the Funds will seek to utilize Financial Service Providers that they believe are creditworthy and capable of fulfilling their obligations to the Funds, the failure of a Financial Service Provider may be caused by a variety of factors that are outside of the Funds’ control, including negative market sentiment, a rapidly changing interest rate environment, a “run” on withdrawals, fraud, increase in defaulted loans, poor performance or accounting irregularities.
Assets held by regulated Financial Service Providers in the U.S. are frequently insured up to stated amounts by organizations such as the Federal Deposit Insurance Corporation, in the case of banks, or the Securities Investor Protection Corporation, in

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the case of certain broker‑dealers. Although governmental intervention resulted in additional protections for depositors in connection with the failures of Silicon Valley Bank and Signature Bank in March 2023, concerns about the overall financial health and stability of the U.S. banking sector remains high, with many bank stocks trading at significantly lower prices than they did before the crisis began. Further governmental intervention may be required to stabilize the U.S. banking sector in the future if additional U.S. banks, particularly larger banks, appear to be at a risk of failure; however, there is no guarantee that there will be such governmental intervention in the future or that such governmental intervention will avoid the risk of loss of, or delays in accessing, uninsured amounts. It is also possible that further government intervention could result in other unforeseen adverse impacts on the economy over the short or long term. At this time, it is not clear if there will be additional bank failures.
Neither the Funds nor their portfolio companies expect to limit deposit or other accounts at any particular Financial Service Provider to the minimum insured amounts. As a result, the Funds and their portfolio companies are subject to losses in respect of uninsured accounts in the event of Financial Service Provider failures. The Funds’ and their portfolio companies’ ability to spread its banking and other financial relationships among multiple Financial Service Providers may be limited by certain contractual arrangements, including requirements of credit facilities (e.g., “subscription” lines) and other business, operational and administrative considerations.
Financials Sector. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Uncertainty in the banking and financial systems can result in significant and widespread deterioration in market and economic conditions by disrupting access to capital and other financial services, which could adversely affect the performance of the Funds.
FinTech Companies. FinTech Companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech Companies typically face intense competition and potentially rapid product obsolescence. In addition, many FinTech Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Many FinTech Companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could

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increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech Companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third‑party data center hosting facilities and maintenance providers. FinTech Companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech Companies. Companies across a wide variety of industries are exploring the possible applications of fintech technologies. The extent of such technologies versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries and the economic fortunes of certain companies held by the Fund may not be significantly tied to such fintech technologies. Such technologies ultimately may not have a material affect on the economic returns of the companies in which the Fund invests.
Frontier Countries. Baron Emerging Markets Select ETF’s investments in frontier countries, which include countries in the MSCI Frontier Markets (FM) Index, are subject to all of the risks of non‑U.S. investing generally and the risks of investing in developing countries, except that such risks are greater in frontier countries.
General Stock Market. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence has recently been experienced, caused, among other reasons, by increased inflation, tightening monetary policy and interest rate increases by the US Federal Reserve or similar international bodies, and changes in U.S. trade policy. Reduced liquidity in financial markets may continue to negatively affect many issuers, which could have an adverse effect on your Fund investment. Events involving limited liquidity, defaults, non‑performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market‑wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Funds’ investments. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market, such as Russia’s invasion of Ukraine in February 2022 and the world‑wide response to it, have and may continue to adversely impact issuers and markets worldwide.

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Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non‑U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi‑governmental actions, among others. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, including the joint U.S.-Israeli strikes on Iran in February 2026 present considerable market risks, the ultimate effects of which are not known but could profoundly affect global economies and markets. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere.
Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks. In response, from time to time, growth investing as an investment style may go out of favor with investors.
Health Care Sector. Investments in health care companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Biotechnology and related companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, some of these companies are relatively small and have thinly traded securities, may not yet offer products or may offer a single product, and may have persistent losses during a new product’s transition from development to production, or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.
Illiquid Securities. Illiquid securities, which include securities that are not publicly traded such as private equity securities, PIPE securities and other restricted securities, may be difficult to sell or may be subject to agreements that prohibit or limit their

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sale or other disposition. This investment approach requires a long‑term outlook and may involve more risk. The Funds may invest up to 15% of their respective net assets in illiquid securities at the time of purchase. Subsequently, if as a result of changes in portfolio, illiquid securities exceed 15% of net assets, a Fund may not acquire any additional illiquid securities and the Adviser will take such steps as it considers appropriate to reduce the percentage within a reasonable period of time. An illiquid security is one that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.
Industry Concentration. Certain Funds are subject to the risks of industry concentration, because the Fund’s investments may be concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. Given each Fund’s definition of “industry” for purposes of its fundamental concentration policy, a Fund’s investments may be more concentrated than those of other funds with broader policies, and the Fund may therefore face greater risks than if it were more diversified across industries. As a result, the Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a less‑concentrated portfolio of securities or those that seek to maintain near‑index weightings in their portfolio securities. Accordingly, in those cases, the Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of its investment in Tesla and SpaceX as of the date of this prospectus, Baron First Principles ETF will be adversely impacted by developments affecting the automotive and energy, aerospace & defense industries, as well as governmental environmental regulations. (Please see “Single or Related Issuers” in the “Information about the Funds — Additional Investment Risks” section of the Prospectus and the “Principal Risks of Investing in the Fund” section of the summary section of the Prospectus.)
Information Technology Sector. Companies in the information technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.
Industrials Sector. Baron Emerging Markets Select ETF and Baron SMID Cap ETF’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as

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aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. Baron Emerging Markets Select ETF and Baron SMID Cap ETF are subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
IT Services Industry. The IT services industry can be significantly affected by competitive pressures, such as technological developments, fixed‑rate pricing, and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to continued demand for IT services.
Initial Public Offerings. The prices of securities purchased in initial public offerings (“IPOs”) can be very volatile and/or decline shortly after the IPO. Securities issued in IPOs have no trading history, and information about the issuing companies may be available for only very limited periods. The effect of IPOs on a Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. If a Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings, there is no guarantee that these results can be repeated or that a Fund’s level of participation in IPOs and secondary offerings will be the same in the future.
Interest Rate. Certain Funds are subject to greater interest rate risk when compared to other stocks funds due to the chance that periods of rising interest rates may cause REIT stock prices to decline and the overall cost of borrowing to increase.
Large-Capitalization Investing Risk. Baron Emerging Markets Select ETF may invest in the securities of large- capitalization companies. As a result, Baron Emerging Markets Select ETF’s performance may be adversely affected if securities of these companies underperform the market as a whole. Large-capitalization companies may not be able to attain the high growth rate of successful smaller companies and may adapt more slowly to new competitive challenges, such as changes in technology and consumer tastes, and be subject to slower growth during times of economic expansion.

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Large Positions. The Funds may establish relatively large positions in companies in which the Adviser has great conviction. Movement in the prices of securities in which the Funds hold large positions could have a significant impact on the Funds’ NAVs. These large positions may represent a significant part of a company’s outstanding stock, and sales by the Funds or a Fund could adversely affect stock prices. A Fund’s returns may be more volatile than those of a fund that does not establish large positions.
Large Shareholder Risk. Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of Shares by these shareholders, which may occur rapidly or unexpectedly, may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. To the extent effected in cash, these redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Such cash redemptions may also accelerate the realization of taxable income and/or gains to shareholders, which could make investments in Shares less tax‑efficient than an investment in an ETF that is able to effect redemptions in‑kind. Similarly, large Fund share purchases through an authorized participant may adversely affect the performance of the Fund to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. To the extent these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the trading volume on the Exchanges and may, therefore, have a material upward or downward effect on the market price of the Shares.
Leverage. Baron First Principles ETF may borrow money from banks to buy securities and pledge its assets in connection with the borrowing. If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Fund. Use of leverage also tends to magnify the volatility of the Fund’s returns. The greater the use of leverage by the Fund, the greater the risk of the volatility of the Fund’s returns.
Limited Operating History Risk. Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF and Baron Emerging Markets Select ETF have a limited operating history. As a result, prospective investors would not have a track

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record or history on which to base their investment decisions. In addition, until Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF and Baron Emerging Markets Select ETF achieve a certain size, the performance of certain of its investments may disproportionately impact the performance of each Fund, which may be subject to heightened volatility. In addition, there can be no assurance that Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF and Baron Emerging Markets Select ETF will grow to or maintain an economically viable size.
Long‑Term Outlook and Projections. The Funds are designed for long‑term investors who are willing to hold investments for a substantial period of time. The cash flows and valuations that the Adviser projects for a company may not be achieved, which could negatively affect the impact of that stock in the Funds’ portfolios.
Non‑Diversification and Focus. Funds that are less diversified across geographic regions, countries, industries, or individual companies are generally riskier than more diversified funds. If a Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of that Fund’s overall portfolio.
Non-Diversified Portfolio. Certain Funds are non-diversified, which means they may likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified fund may likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the fund’s performance compared to a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing it to a greater risk of loss in any given period than a diversified fund.
Non‑U.S. Securities. Investments in non‑U.S. securities may involve additional risks to those inherent in investments in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, uncertain tax laws, and higher transaction costs of non‑U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes. Trading in the underlying securities of the Funds may take place in various foreign markets on certain days when the Funds are not open for business and do not calculate NAVs. As a result, NAVs may be significantly affected on days when shareholders cannot make transactions.

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Prepayment. Many types of debt securities are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.
Real Estate Industry. In addition to general market conditions, the value of the Funds will be affected by the strength of the real estate markets. Factors that could affect the value of the Funds’ holdings include the following: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from natural disasters and/or environmental contamination and its related clean‑up; changes in interest rates; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.
REIT. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self‑liquidation. In addition, REITs could possibly fail to qualify for favorable tax treatment under applicable tax law. Various factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Risks of Emphasizing a Region, Sector or Industry. If a Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of that Fund’s overall portfolio. The economies and financial markets of certain regions — such as Latin America, Asia, and Europe and the Mediterranean region — can be interdependent and may all decline at the same time.
Risks Associated with China and Hong Kong. The Chinese government exercises significant control over China’s economy through its industrial policies, monetary policy, management of currency exchange rates, and management of the payment of foreign currency‑denominated obligations. Changes in these policies could adversely impact affected industries or companies in China. China’s economy, particularly its export‑oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. The United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain

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categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Funds’ opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Funds’ assets may go down. In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected and have an adverse effect on the Funds’ investments.
Risks Associated with Investing in Chinese Companies through Variable Interest Entities. The Funds may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law. Thus, the remedies and rights of investors such as the Fund may be limited in such circumstances. If these risks materialize, the value of investments in VIEs could be adversely affected and the Funds could incur significant losses with no recourse available.
Risks of Investing through Stock Connect. The Funds may invest in A‑shares listed and traded through Stock Connect, or on such other stock exchanges in China which participate in Stock Connect from time to time or in the future. Trading through Stock Connect is subject to a number of restrictions that may affect the Funds’ investments and returns. Moreover, Stock Connect A shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in

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accordance with applicable rules. The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Funds’ investments or returns.
Risks Associated with India. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the Indian economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. Religious, cultural and military disputes persist in India and between India and Pakistan (as well as sectarian groups within each country).
Short Sales. If the price of the stock sold short increases after the sale, the Funds will lose money because they will have to pay a higher price to repurchase the borrowed stock when they close their short position. The Funds may not be able to close out a short position at an acceptable price or time and the loss of value on a short sale is theoretically unlimited. The Funds have to borrow the securities to enter into the short sale. If the lender demands the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities. If this occurs at the same time other short‑sellers are trying to borrow or buy the securities, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Funds will have to cover their short positions at an unfavorable price. This could happen regardless of whether or not the prospects for a business are favorable or unfavorable.
Small‑ and Mid‑Sized Companies. The Adviser believes there is more potential for capital appreciation in small‑ and mid‑sized companies, but there also may be more risk. Securities of small‑ and mid‑sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small‑ and mid‑ sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small‑ and mid‑sized companies rely more on the skills of management and on their continued tenure. Investing in small‑ and mid‑ sized companies requires a long‑term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

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Specific Securities. Earnings, cash flows and valuations projected by the Adviser for a long position may not be achieved, which could negatively affect the impact of that stock in a Fund’s portfolio. With respect to a short position held by a Fund, the company or the securities markets may have favorable developments or news that positively affect the stock market price of that company, which in turn, could result in a loss for the Fund.
Special Situations. The Funds may invest in “special situations.” A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement. The risk of investing in special situations is that the anticipated development does not occur or its impact is not what the Adviser expected.
Sustainability Risk. The market value of investments of the Fund are subject to the sustainability risks. The likely impact of such sustainability risks on the Fund is assessed by the Adviser on an ongoing basis. The Adviser takes into account environmental, social or governance events or conditions that, if they occur, could cause an actual or a potential material negative impact on the value of the investment. Some examples of sustainability risks that are routinely assessed by the Adviser include exposures, if any, to excluded business activities as outlined in the Adviser’s Exclusion Policy, environmental regulation in jurisdictions in which companies operate, the impact of capital investment on environmental exposure including carbon emissions, the assessment of a company’s ability to retract and retain key talent, ongoing assessment of product safety, and any issues related to corporate governance (remuneration, board composition, share class structure, etc.). Factors such as these and others are evaluated on a company‑by‑company basis using a materiality framework and are considered by the Adviser before a decision is made to invest in a certain company, as well as on an ongoing basis. Consideration of these and other factors may cause a reduction in the available universe of potential investments, which from time to time could have an adverse impact on the returns of the Funds. When conducting the sustainability risk assessment and applying an exclusionary screen of an issuer, the Adviser may rely on information or data obtained through third-party ESG ratings and research that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer’s business practices with respect to ESG or to incorrectly include or exclude an issuer.
Sustainability risk may increase the Funds’ volatility and / or magnify pre‑existing risks to the Funds and may have a significant negative impact on the value of the portfolio. Sustainability risk may be particularly acute if it occurs in an unanticipated

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or sudden manner and it may also cause investors to reconsider their investment in the Funds and create further downward pressure on the value of the Funds.
Sustainable Investments. Although the Adviser considers sustainability risk as a core part of its investment process and promotes environmental and social characteristics through the use of the exclusionary screen, it does not have a sustainable investment objective and does not commit to any minimum level of investment in sustainable investments.
Swaps. The Funds may enter into equity swap transactions. Equity swap transactions are entered into with financial intermediaries through a direct agreement with the counterparty, generally an ISDA Master Agreement, the specific terms of which are negotiated by the parties. The Funds may use equity swaps, or other derivative instruments, for hedging purposes against potential adverse movements in security prices or for non-hedging purposes such as seeking to enhance return. The Funds may be required to post collateral for such transactions. There is no central clearing or, unless the parties provide for it, guaranty function in an over‑the‑counter option or derivative, including certain swaps. As a result, if the counterparty fails to make or take delivery of the security or other instrument, or fails to make a cash settlement payment due in accordance with the option, the Funds will lose any premium they paid for the option as well as any anticipated benefit of the transaction.
Taxes. Each of the Funds has either elected or will elect to be treated, and intends to qualify each year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the special U.S. federal income tax treatment afforded to regulated investment companies, each Fund must meet certain source‑of‑income, asset diversification and annual distribution requirements, as discussed in the “U.S. Federal Income Taxation” section on pages 88-91 of this Prospectus. If for any taxable year a Fund fails to qualify for the special U.S. federal income tax treatment afforded to regulated investment companies, all of the Fund’s taxable income will be subject to U.S. federal income tax at regular corporate rates (without any deduction for distributions to the Fund’s shareholders) and the Fund’s income available for distribution will be reduced. (Please see the “U.S. Federal Income Taxation” section of this Prospectus, and the “Taxation of the Funds” section in the SAI.)
Technology. Technology companies, including internet‑related and information technology companies, as well as companies propelled by new technologies, may present the risk of rapid change and product obsolescence, and their successes may be difficult to predict for the long term. Some technology companies may be newly formed and have limited operating history and experience. Technology companies may also be adversely affected by changes in governmental policies, competitive pressures and changing demand. The securities of these companies may also

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experience significant price movements caused by disproportionate investor optimism or pessimism, with little or no basis in the companies’ fundamentals or economic conditions.
Volatility. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares to go up or down dramatically. Because of this volatility, this Fund is better suited for long‑term investors (typically five years or longer).
Single Issuer. Single issuer risk is the possibility that factors specific to an issuer to which a Fund is exposed will affect the market prices of the issuer’s securities and therefore the net asset value of a Fund.
Management of the Funds
The Board oversees the management of the Funds. A list of the Trustees and the Funds’ officers may be found in the SAI. BAMCO is located at 767 Fifth Avenue, New York, NY 10153, and is responsible for portfolio management. BAMCO serves as investment adviser to other registered mutual funds. Baron Capital, Inc. (“BCI” or the “Distributor”), an SEC registered broker‑dealer and a member of the Financial Industry Regulatory Authority (“FINRA”) serves as the distributor of the shares of the Funds. BAMCO and BCI, along with their affiliate, Baron Capital Management, Inc., are wholly owned subsidiaries of Baron Capital Group, Inc., a holding company (“BCG” or the “Firm”).
Ronald Baron is the Founder, Chief Executive Officer and Chairman of the Firm. David Baron and Michael Baron are the Co‑Presidents of the Firm and have been with the Firm since 2005 and 2004, respectively.
The portfolio managers for the Funds are senior members of the Adviser’s research team and are responsible for stock selection and overseeing portfolio structure of the Funds.
Mr. Ronald Baron has been the co‑manager of the Baron First Principles ETF since its inception in 2025. Mr. Michael Baron has been the co‑manager of the Baron First Principles ETF since its inception in 2025. Mr. David Baron has been the co‑manager of the Baron First Principles ETF since its inception in 2025. Mr. Ronald Baron has managed money for others since 1975. Mr. Ronald Baron is also a senior member of the Adviser’s research team. Mr. Michael Baron has worked at the Adviser as an analyst since September of 2004. From 2003 to 2004, Mr. Michael Baron worked at Glenhill Capital as a research analyst. Mr. David Baron has worked at the Adviser as an analyst since July of 2005. From 2002 to 2005, Mr. David Baron worked at Jeffries and Company as a gaming analyst.

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Alex Umansky has been the co‑manager of the Baron Global Durable Advantage ETF since its inception in 2025. Prior to joining the Adviser, Mr. Umansky was a co‑manager of the Morgan Stanley Opportunity Fund from 2007 to 2011, the Morgan Stanley Global Opportunity Fund from 2008 to 2011, and the Morgan Stanley International Opportunity Fund and the Morgan Stanley International Advantage Fund from 2010 to 2011. Prior to that, Mr. Umansky was the lead manager of the Morgan Stanley Institutional Technology Strategy from 1998-2004 and the Morgan Stanley Technology Fund from 2000 to 2003, and a co‑manager of the Morgan Stanley Information Fund from 2004 to 2005. Prior to that, Mr. Umansky was a co‑manager of the Morgan Stanley Small Company Growth Fund from 1999 to 2002. Mr. Umansky began his investment management career as a research analyst at Morgan Stanley Investment Management covering technology and business services for Morgan Stanley’s U.S. equity growth products.
Guy Tartakovsky has been the co‑manager of the Baron Global Durable Advantage ETF since its inception in 2025. Mr. Tartakovsky joined Baron Capital in 2015 as a research analyst and has 10 years of research experience. In 2024, he was named assistant portfolio manager of Baron Fifth Avenue Fund and Baron Durable Advantage Fund. In 2020, he was named assistant portfolio manager of Baron Global Advantage Fund. Mr. Tartakovsky graduated from Technion, Israel Institute of Technology with a B.S. in Industrial Engineering and Management in 2007, from Tel Aviv University with an M.S. in Finance and Accounting in 2012, and from The University of Chicago Booth School of Business with an M.B.A. in 2015.
Laird Bieger and Randolph Gwirtzman have been the co‑managers of Baron SMID Cap ETF its inception in 2025. In this role, they are primarily responsible for stock selection, buy and sell decisions, and the day to day management of the Fund. Mr. Bieger and Mr. Gwirtzman joined the Adviser in May of 2000 and September of 2002, respectively. Prior to joining the Adviser, Mr. Bieger worked as a research analyst at Water Street Capital from 1999 to 2000. Prior to that, Mr. Bieger worked at Ford Motor Company as a marketing trainee from 1992 to 1994, and as a marketing manager from 1994 to 1997. Prior to joining the Adviser, Mr. Gwirtzman was a research analyst at three firms from 1997 to 2002; first at Tyndall Partners, then Goldman Sachs Asset Management, and finally at ING Furman Selz. Prior to that, Mr. Gwirtzman worked at Salomon Green & Ostrow as a bankruptcy attorney from 1992 to 1997.
Josh Saltman has been the portfolio manager of the Baron Financials ETF since its inception in 2025. Mr. Saltman has worked at the Adviser as an analyst since August of 2011. From 2006 to 2009, Mr. Saltman worked at TA Associates as an associate. From 2004 to 2006, Mr. Saltman worked at Morgan Stanley as an analyst in the Investment Banking division. He graduated summa cum laude from Princeton

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University with a B.S. in Operations Research and Financial Engineering in 2004 and from Columbia Business School with an M.B.A. in 2011.
Michael Lippert has been co‑manager of Baron Technology ETF since its inception in 2025. In addition, he has been the portfolio manager of Baron Opportunity Fund, a series of Baron Investment Funds Trust, since March 3, 2006. Mr. Lippert has worked at the Adviser as an analyst since December of 2001. From April 2001 to December 2001, Mr. Lippert was a research analyst and general counsel for JLF Asset Management, and from 2000 to 2001, he was a partner at Baker & Botts.
Ashim Mehra has been co‑manager of Baron Technology ETF since its inception in 2025. Mr. Mehra joined the Adviser in 2011 as a research analyst. From 2004 to 2011, Mr. Mehra worked at Mazama Capital as a telecom, media and technology portfolio manager. From 2002 to 2004, Mr. Mehra worked at RBC as a senior equity research associate. From 1999 to 2002, he co-founded and worked at iExplore, an online travel company. From 1996 to 1999, Mr. Mehra worked at PWC as a senior strategy consultant.
Michael Kass has been the portfolio manager of Baron Emerging Markets Select ETF since its inception in 2026. Mr. Kass has been the portfolio manager of Baron International Growth Fund and Baron Emerging Markets Fund since their respective inceptions on December 31, 2008 and December 31, 2010. Mr. Kass has been the portfolio manager adviser of Baron India Fund since the conversion of Baron New Asia Fund to Baron India Fund on September 1, 2024. Mr. Kass was a co‑portfolio manager of Baron New Asia Fund before September 1, 2024. Mr. Kass joined the Adviser in 2007 to develop an international growth strategy. From 1996 until 2003, Mr. Kass co‑managed the Furman Selz Large Cap Growth portfolios, and beginning in 1998, he co‑founded the Artemis Funds, a long-short strategy with a similar discipline as Large Cap Growth. In 2003, Mr. Kass formed Artemis Advisors, LLC to acquire the Artemis Funds from ING Furman Selz. Mr. Kass spent ten years in equity investment management at ING Furman Selz, and was named a senior managing director and portfolio manager in 1996. From 1989 until 1993, he was an associate in investment banking at Lazard Frères. Mr. Kass began his career in 1987 as an analyst in corporate finance at Bear, Stearns & Co. Inc.
Each of the portfolio managers named above may serve as portfolio managers or analysts for other products offered by affiliates that could conflict with their responsibilities to the Funds of which they are portfolio managers. The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership in shares of the Funds.
For its services, Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, Baron Technology ETF and Baron

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Emerging Markets Select ETF has agreed to pay the Adviser an investment management fee at the annual rate set forth below as a percentage of the Fund’s average daily net assets:

Fund
Baron First Principles ETF	1.00%
Baron Global Durable Advantage ETF	0.75%
Baron SMID Cap ETF	0.75%
Baron Financials ETF	0.80%
Baron Technology ETF	0.75%
Baron Emerging Markets Select ETF	0.80%
A discussion regarding the basis for the approval by the Board of Trustees of the Trust (the “Board”) of the investment advisory contract for each Fund except for Baron Emerging Markets Select ETF is available in the Funds’ reports on Form N‑CSR for the fiscal year ending December 31, 2025. A discussion regarding the basis for the approval by the Board of the investment advisory contract for Baron Emerging Markets Select ETF will be available in the Fund’s report on Form N‑CSRS for the fiscal period ending June 30, 2026.
Pursuant to a contractual agreement with each Fund (the “Management Agreement”), the Adviser is responsible for all expenses of each Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, Baron First Principles ETF’s line of credit expenses and extraordinary expenses.
Baron FinTech Fund, the Baron Financials ETF’s predecessor fund (the “Financial Predecessor Fund”), and Baron Technology Fund, the Baron Technology ETF’s predecessor fund (the “Technology Predecessor Fund”) paid an investment management fee at the annual rate of 0.80% and 0.80% of the value of the Financials Predecessor Fund’s and Technology Predecessor Fund’s average daily net assets, respectively. The effective management fees of the Financials Predecessor Fund and Technology Predecessor Fund for the fiscal year ended December 31, 2024 were 0.61% and 0.34%, respectively.

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Baron Capital Management, Inc. Prior Related Composite Performance Information	Baron ETF Trust

Baron Capital Management, Inc. (“BCM”), an affiliate of BAMCO, Inc. (“BAMCO” or the “Adviser”), manages other accounts that have substantially similar investment goals, policies, and strategies as Baron SMID Cap ETF (the “Fund”) and the table below provides supplemental performance information for Baron SMID Cap Strategy, which is a composite of all such accounts (the “Composite”). The performance of the Composite currently reflects the performance of a single account, which represents the only substantially similar account managed by the Adviser and its Affiliate. The Fund’s portfolio management team is the same team that is responsible for managing the account that constitutes the Composite. The Composite performance information does not represent the performance of the Fund. It is provided to illustrate the past performance of BCM in managing accounts that are substantially similar to the Fund. In addition, performance of the Composite is shown against the Russell 2500 Growth Index (the “Index”). The Index measures the performance of small to medium‑sized U.S. companies that are classified as growth. The index results assume the reinvestment of dividends or interest paid on the securities constituting the index. Unlike the Fund, the index does not incur fees or expenses. Total Fund expenses may be higher than fees reflected in net performance for the Composite. Net performance for the Composite reflects actual fees and expenses, if any, of the account that constitutes the Composite, including sales loads, rather than fund expenses. If the Fund’s expenses are higher than those of the account that constitutes the Composite, the performance would be lower.
The historical performance data for the Composite should not be considered a substitute for the Fund’s performance, and should not be considered an indication of the Fund’s future performance. The Composite includes an account that, unlike the Fund, is not registered under the Investment Company Act of 1940 (the “1940 Act”), and therefore is not subject to certain investment restrictions, diversification requirements, and other regulatory requirements imposed by the 1940 Act or by the Internal Revenue Code of 1986. If the account had been registered under the 1940 Act, the performance results might have been lower. Although the Fund and the Composite have substantially similar investment objectives, policies and investment strategies, differences in asset size and cash flows may result in differences in security selection, relative weightings or differences in the price paid for certain securities. As such, the investments held by the Fund may not be identical to the investments held by the Composite and the future performance of the Fund will differ from the performance of the Composite. In addition, because fees, commissions, and taxes may differ for the Composite and the Fund, performance data for identical periods may differ.
The inception date for the Composite is December 31, 2024. As of December 31, 2025, there was one account in the Composite and the market value of the Composite was approximately $216,167. The Composite’s net performance

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information is calculated in accordance with GIPS®, created and administered by the CFA Institute. This method of calculating performance differs from the SEC’s standardized methodology that will be used to calculate the Fund’s performance and may result in an average annual total return that may be higher than that derived from the SEC’s standardized methodology. Composite returns are presented in U.S. dollars and include the reinvestment of dividends and interest. The Fund’s return will be reduced by its unitary management fee, which includes other expenses of the Fund. Actual expenses may vary among clients with the same investment strategy.
You should not assume that the Fund will have the same performance as the Composite. An investment in the Fund can lose value.
AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/2025

	Inception Date	Since Inception of Composite
Composite (net)	12/31/2024	8.08%
Composite (gross)*	12/31/2024	8.08%
Index		10.31%
*	The account that constitutes the Composite did not incur any fees or expenses as of December 31, 2025, and, therefore, Composite (gross) performance was not reduced by fees and expenses.

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Distribution of Fund Shares
The Distributor is the exclusive distributor of Creation Units of the Funds. The Distributor or its agent distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the investment policies of the Funds or the securities that are purchased or sold by the Funds.
The Distributor’s principal address is 767 Fifth Avenue, New York, NY 10153. The Board has adopted a distribution and servicing plan (“Plan”) pursuant to Rule 12b‑1 under the 1940 Act. Under the Plan, a Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.
No Rule 12b‑1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b‑1 fees are charged in the future, because these fees are paid out of the Funds’ assets on an ongoing basis, these fees will increase the cost of your investment in the Funds. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front‑end sales charge permitted by the rules of FINRA. The net income attributable to Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Fund.
About Net Asset Value
The NAV per share for each Fund is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. Each Fund values securities and other assets for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.
The Funds’ share prices or NAVs are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Your purchase or sale will be priced at the next NAV calculated after your order is accepted by State

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Street Bank and Trust Company (the “Transfer Agent”). The Funds may change the time at which orders are priced if the Exchange closes at a different time or an emergency exists. The Exchange is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAVs will not be calculated on days when the Exchange is closed for trading. Foreign securities held by the Funds may trade on days when the Funds do not calculate their NAVs and thus may affect the Funds’ NAVs on days when investors will not be able to purchase or sell (redeem) Funds’ shares. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund’s shares are listed. Accordingly, during the time when the Fund’s listing exchange is open but after the applicable market closes, bid‑ask spreads may widen and Fund shares may trade at a premium or discount to NAV.
Portfolio securities traded on any national exchange are valued based on their last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Non‑U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser, which serves as the Funds’ valuation designee under Rule 2a‑5 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from an independent pricing service or at the mean of the bid and ask prices from a dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such

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as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Open‑end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.
Book Entry
The Depository Trust Company (“DTC”) serves as securities depository for the shares. The shares may be held only in book-entry form; stock certificates will not be issued. DTC, or its nominee, is the record or registered owner of all outstanding shares. Beneficial ownership of shares will be shown on the records of DTC or its participants (described below). Beneficial owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to exercise any rights of a holder of shares, each beneficial owner must rely on the procedures of: (i) DTC; (ii) “DTC Participants,” i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) “Indirect Participants,” i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes.
Buying and Selling Shares
Shares of the Fund may be acquired or redeemed directly from the Fund at NAV only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of the Prospectus. Only an Authorized Participant (as defined in the Creations and Redemptions section below) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

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Shares of the Fund are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day at market price like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange. Buying or selling the Fund’s shares involves certain costs that apply to all securities transactions. When buying or selling shares of the Fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of the Fund based on its trading volume and market liquidity, and is generally less if the Fund has more trading volume and market liquidity and more if the Fund has less trading volume and market liquidity.
The shares of Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF and Baron Emerging Markets Select ETF are listed on NYSE and shares of Baron Financials ETF and Baron Technology ETF are listed on NASDAQ. Each Exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
A “business day” with respect to each Fund is each day the Exchange and the Trust are open and includes any day that the Fund is required to be open under Section 22(e) of the 1940 Act. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a business day. On days when the Exchange closes earlier than normal, the Funds may require orders to create or redeem Creation Units to be placed earlier in the day. See the SAI for more information.
The Board has not adopted a policy of monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”). The Trust believes this is appropriate because ETFs, such as the Fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of Fund shares remains at or close to NAV. Since the Fund issues and redeems Creation Units at NAV plus applicable transaction fees, and

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the Fund’s shares may be purchased and sold on the Exchange at prevailing market prices, the risks of frequent trading are limited.
Section 12(d)(1) of the 1940 Act generally restricts investments by investment companies, including foreign and unregistered investment companies, in the securities of other investment companies. For example, a registered investment company (the “Acquired Fund”), such as the Fund, may not knowingly sell or otherwise dispose of any security issued by the Acquired Fund to any investment company (the “Acquiring Fund”) or any company or companies controlled by the Acquiring Fund if, immediately after such sale or disposition: (i) more than 3% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and any company or companies controlled by the Acquiring Fund, or (ii) more than 10% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and other investment companies and companies controlled by them. However, registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) in reliance on Rule 12d1‑4 under the 1940 Act, the registered investment company must, among other things, enter into an agreement with the Trust. Foreign investment companies are permitted to invest in the Fund only up to the limits set forth in Section 12(d)(1), subject to any applicable SEC Staff no‑action relief.
The Trust and the Distributor reserve the right to reject a creation order transmitted to it by the Trust’s transfer agent for any reason, provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c‑11 and the SEC’s positions thereunder. For example, a Fund may reject or revoke acceptance of a creation order when: (a) the order is not in proper form; (b) the creator or creators, upon obtaining the shares, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered are not as specified by the Administrator; (d) the acceptance of the portfolio deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders.
Examples of such circumstances include, without limitation, acts of God or public service or utility problems such as earthquakes, fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; wars; civil or military disturbances, including acts of civil or military authority or governmental actions; terrorism; sabotage; epidemics; riots; labor disputes; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, the NSCC or any other participant in the creation process, and similar extraordinary

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events. The Trust’s transfer agent will notify an Authorized Participant if an order is rejected. The Trust, the Trust’s custodian, any sub‑custodian, the Distributor and the Trust’s transfer agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits to Authorized Participants nor shall any of them incur any liability to Authorized Participants for the failure to give any such notification. All questions as to the amounts of the deposit securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creations and Redemptions
Prior to trading in the secondary market, shares of the Funds are “created” at NAV by market makers, large investors and institutions only in block‑size Creation Units or multiples thereof. Each “creator” or authorized participant (an “Authorized Participant”) enters into an authorized participant agreement with the Funds’ distributor. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units.
A creation transaction, which is subject to acceptance by State Street Bank and Trust Company, as the Trust’s transfer agent (the “Transfer Agent”), generally takes place when an Authorized Participant deposits into a Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash in exchange for a specified number of Creation Units.
Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by a Fund.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.
Only an Authorized Participant may create or redeem Creation Units directly with a Fund.
In the event of a system failure or other interruption, including disruptions at market makers or authorized participants, orders to purchase or redeem Creation Units either may not be executed according to a Fund’s instructions or may not be executed at all, or a Fund may not be able to place or change orders.

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To the extent the Funds engage in in‑kind transactions, the Funds intend to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
The in‑kind arrangements are intended to protect ongoing shareholders from adverse effects on the Funds’ portfolio that could arise from frequent cash creation and redemption transactions and generally will not lead to a tax event for the Funds or their ongoing shareholders.
Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC Participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut‑off times for receipt of creation and redemption orders) and the applicable transaction fees is included in the Funds’ SAI.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Trust’s SAI.
If the application is complete, the Funds will process the investment and will take steps to verify your identity. The Funds may request additional information or documents, if needed, to verify your identity. If the Funds cannot verify your identity, the account will be closed and you will receive proceeds based on the next NAV calculated for the Fund(s) in which you invested. If the Funds deem it necessary, and upon written notice to you, the payment of redemption proceeds to you may be suspended to comply with the anti‑money laundering regulations applicable to the Funds. The Funds will share the identity of their shareholders with federal authorities if required to do so by law and may report a failure to verify a shareholder’s identity with federal authorities in accordance with applicable law.
Dividends and Distributions
Each Fund pays its shareholders dividends from its net investment income and distributes any net realized capital gains at least once each year. Dividends and distributions of each Fund are expected to be paid in cash.

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Potential investors should read the “U.S. Federal Income Taxation” section of this Prospectus and the “Taxation of the Funds” section in the SAI for information on the tax treatment of distributions from the Funds and for a discussion of the tax consequences of an investment in the Funds.
U.S. Federal Income Taxation
Tax Status of the Funds
Each Fund will elect to be treated, and intends to qualify every year as a “regulated investment company” under the Code. If a Fund qualifies as a regulated investment company, it generally will not be subject to U.S. federal income tax on income that is distributed to shareholders, provided that it distributes to its shareholders at least 90% of its “investment company taxable income” (which includes, among other items, dividends, interest, the excess of net short‑term capital gains over net long‑ term capital losses and other taxable income other than the excess of net long‑term capital gains over net short‑term capital losses) and 90% of its net tax‑exempt interest income (if any) in each year. Qualification as a regulated investment company requires, among other things, that (a) at least 90% of the Fund’s annual gross income be derived from interest; dividends; payments with respect to certain securities loans; gains from the sale or other disposition of stock, securities or foreign currencies; other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and net income from interests in “qualified publicly traded partnerships,” as defined in the Code; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), of two or more issuers (other than other regulated investment companies) that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships. If the Fund fails to satisfy the income test or diversification test described above, the Fund may be able to avoid losing its status as a regulated investment company by timely providing notice of such failure to the IRS, curing such failure and possibly paying an additional tax.

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Taxability of Dividends and Distributions
The Funds intend to pay dividends from their net investment income and to distribute any net realized capital gains once each year. Distributions of a Fund’s investment company taxable income (other than “qualified dividend income”), including distributions of net short‑term capital gains, will be taxable to you as ordinary income. Distributions of a Fund’s net long‑term capital gains (the excess of a Fund’s net long‑term capital gain for the taxable year over its net short‑term capital loss for that year) reported as capital gain dividends by a Fund will be taxable to you as long‑term capital gains, regardless of the length of time you have held shares of a Fund. Distributions in excess of a Fund’s current and accumulated earnings and profits will be treated as a tax‑free return of capital, to the extent of your adjusted basis in your shares of a Fund, and as a capital gain thereafter (if you held your shares of the relevant Fund as capital assets). Provided that you satisfy the applicable holding period and other requirements with respect to your shares of a Fund, distributions of a Fund’s “qualified dividend income” will be treated as “qualified dividend income” received by you and, if you are an individual or other non‑corporate shareholder, will therefore be subject to U.S. federal income tax at the rates applicable to long‑term capital gains. Your tax liabilities for such distributions will depend on your particular tax situation.
The character and tax status of all distributions will be available to shareholders after the close of each calendar year. Annual year‑end distribution estimates, if any, are expected to be available beginning in October or November of each year, and may be updated from time to time, on the Baron Funds website at www.BaronCapitalGroup.com. A distribution will be treated as paid during a calendar year if it is declared by the Fund in October, November or December of the year to holders of record in such a month and paid by January 31 of the following year. Distributions paid in January will be taxable to you as if received on December 31 of such prior year, rather than in the year in which the distributions are actually received.
Dividends, interest and other income or gains received by a Fund may be subject to withholding and other taxes imposed by foreign countries. In general, each Fund may deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if the Global Durable Advantage ETF and Baron Emerging Markets Select ETF meets certain requirements and so elects, a ratable portion of the amounts withheld or paid will generally be taxable to you as a shareholder even though you do not receive them. In that case, you will generally be able to claim a tax credit or a deduction for your portion of any foreign income taxes, including withholding taxes, paid by the Global Durable Advantage ETF and Baron Emerging Markets Select ETF, subject to generally applicable limitations.

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The Fund’s transactions in derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to you. The Fund’s use of derivatives may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not use derivatives.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from taxable dispositions of shares of a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
If you buy shares of a Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying into a dividend.”
A Fund must withhold 24% of your dividends and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.
Taxability of the Sale of Shares
You will recognize a taxable gain or loss, if any, if you sell your shares. You will generally be subject to taxation based on the difference between your adjusted tax basis in your shares that are sold and the value of the cash or other property you receive in payment therefor.
Any gain or loss arising from the sale of shares will be treated as capital gain or loss if the shares are capital assets in your hands and will generally be long‑term capital gain or loss if your holding period for your shares is more than one year and short‑term capital gain or loss if it is one year or less. Currently, long‑term capital gains recognized by individuals and other non‑corporate shareholders on a sale of shares generally are taxed at a maximum rate of 20%. Any loss realized on a sale will be disallowed to the extent the shares you dispose of are replaced with substantially identical shares within a period beginning 30 days before and ending 30 days after the disposition of your shares. In such a case, your tax basis in the shares acquired will be adjusted to reflect the disallowed loss. Any loss arising from the sale of shares for which you have a holding period of six months or less will be treated for U.S. federal tax purposes as a long‑term capital loss to the extent of any amount of capital gain dividends you received with respect to such shares.

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Tax Basis Information
Reporting to you and the Internal Revenue Service (the “IRS”) is required annually on Form 1099‑B with respect to the adjusted tax basis and holding period of your shares and your gain or loss when shares of the Fund are sold or redeemed. You should contact your financial intermediary with respect to reporting of cost basis and available elections with respect to your account. Please consult your tax advisor with regard to your particular circumstances.
Creations and Redemptions.
A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received. The IRS, however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units or redeeming Creation Units should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.
Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Fund shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the Fund shares (or securities surrendered) have been held for one year or less.
The foregoing is a summary of some of the important U.S. federal income tax considerations affecting the Funds and their shareholders. It is not a complete analysis of all relevant tax considerations, nor is it a complete listing of all potential tax risks involved in purchasing or holding shares of the Funds. You should consult your own tax adviser regarding specific questions of federal, state, local or foreign tax law.
Premium/Discount Information
Information regarding how often the closing trading price of the shares of each Fund was above (i.e., at a premium) or below (i.e., at a discount) the NAV of the shares of

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the Fund for the most recently completed calendar year and the most recently completed calendar quarter(s) since that year (or the life of the Fund, if shorter) can be found at www.BaronCapitalGroup.com.
Continuous Offering Information
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, a “distribution,” as such term is used in the Securities Act may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.
For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the listing exchange is satisfied by the fact that the

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prospectus is available at the listing exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
In addition, certain affiliates of the Trust and the Adviser may purchase and resell Shares pursuant to this Prospectus.
Derivative Actions
The Trust’s charter documents contain provisions regarding derivative claims of shareholders. Under these provisions, prior to the commencement of a derivative action, a shareholder must make a written demand on the Board requesting that the Board cause the Trust to file the action itself on behalf of the Trust or the affected Fund. Within 60 calendar days, or longer, of the receipt of a shareholder demand submitted in accordance with the requirements of the Trust’s charter documents, the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act will consider the merits of the claim and determine whether maintaining a suit would be in the best interests of the Trust or the affected Fund, as applicable.
In addition to all suits, claims or other actions (collectively, “claims”) that under applicable law must be brought as derivative claims, each shareholder of the Trust or any Fund agrees that any claim that affects all shareholders of the Trust or any Fund equally, that is, proportionately based on their number of shares in the Trust or in such Fund, must be brought as a derivative claim subject to the provisions of the Trust’s charter irrespective of whether such claim involves a violation of the shareholders’ rights under this Trust’s charter or any other alleged violation of contractual or individual rights that might otherwise give rise to a direct claim. At least 10% of the shareholders of the Trust or the affected Fund, as applicable, must join in bringing the derivative action. After considering the merits of the claim, if the Board has determined that maintaining a suit would not be in the best interests of the Trust or the affected Fund, as applicable, the complaining shareholders shall be barred from commencing the derivative action. The provisions noted in this paragraph do not apply to claims arising under federal securities laws.
With the exception of any claims arising under federal securities laws, any claims brought by or in the right of any shareholder or any person claiming any interest in any Fund shares seeking to enforce any provision of, or based on any matter arising out of, or in connection with, the Trust, its charter or any Fund, including any claim of any nature against the Trust, a Fund, the Trustees or officers or employees of the Trust, shall be the Court of Chancery of the State of Delaware, or, if the Court of Chancery of the State of Delaware does not have jurisdiction, the Superior Court of the State of Delaware; provided, however, that unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States

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of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. As a result of these provisions, shareholders may have to bring suit in an inconvenient and less favorable forum. In connection with any such claim brought in the Superior Court in the State of Delaware, all shareholders irrevocably waive the right to a trial by jury to the fullest extent permitted by law.

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Financial Highlights
The financial highlights table is intended to help you understand the Funds’ financial performance since inception. No financial highlights are presented for Baron Emerging Markets Select ETF because it had not commenced investment operations as of the most recent fiscal year ended December 31, 2025.
As of the close of business on December 12, 2025, Baron Financials ETF and Baron Technology ETF acquired the assets and liabilities of the Baron FinTech Fund and Baron Technology Fund (each, a “Predecessor Fund”), respectively (the “Reorganizations”). As a result of the Reorganizations, the financial highlights for Baron Financials ETF and Baron Technology ETF represent the financial highlights of the Baron FinTech Fund’s Institutional shares and Baron Technology Fund’s Institutional shares, respectively, for all periods prior to December 12, 2025.
Certain information reflects financial results for a single Fund share. The “total return” shows how much your investment in a Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights, for each of the fiscal years presented in the five year period ended December 31, 2025 or the fiscal periods of a Fund’s operations, if less than five years, have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Financial Statements and Other Important Information, which is available upon request by calling 1‑800‑99BARON (1‑800‑992‑2766) or by emailing info@BaronCapitalGroup.com. The Annual Financial Report is also incorporated by reference in the SAI. The SAI and the Financial Report can be found at BaronCapitalGroup.com.

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BARON FIRST PRINCIPLES ETF

	Period Ended December 31,
	2025(5)
Net asset value, beginning of period	$25.10
Income (loss) from investment operations:
Net investment income (loss)(1)	0.00	(6)
Net realized and unrealized gain (loss)	(0.19)
Total from investment operations	(0.19)
Less distributions to shareholders from:
Net investment income	0.00
Net realized gains	0.00
Total distributions	0.00
Net asset value, end of period	$24.91
Total return(2)	(0.73	)%(3)
Ratios to Average Net Assets:
Total expenses	1.00	%(4)
Net investment income (loss)	0.08	%(4)
Supplemental Data:
Net assets (in millions), end of period	$70.9
Portfolio turnover rate	18	%(3)(7)

(1)	Based on average shares outstanding.
(2)	Total returns reflect reinvestment of all dividends and distributions, if any.
(3)	Not Annualized.
(4)	Annualized.
(5)	For the period December 12, 2025 (commencement of operations) to December 31, 2025.
(6)	Less than $0.01 per share.
(7)	Excludes impact of in‑kind transactions.

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BARON GLOBAL DURABLE ADVANTAGE ETF

	Period Ended December 31,
	2025(3)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.01)
Net realized and unrealized gain (loss)	0.30
Total from investment operations	0.29
Less distributions to shareholders from:
Net investment income	0.00
Net realized gains	0.00
Total distributions	0.00
Net asset value, end of period	$25.29
Total return(2)	1.18	%(4)
Ratios to Average Net Assets:
Total expenses	0.75	%(5)
Net investment income (loss)	(0.44	)%(5)
Supplemental Data:
Net assets (in millions), end of period	$3.3
Portfolio turnover rate	0	%(4)(6)(7)

(1)	Based on average shares outstanding.
(2)	Total returns reflect reinvestment of all dividends and distributions, if any.
(3)	For the period December 12, 2025 (commencement of operations) to December 31, 2025.
(4)	Not Annualized.
(5)	Annualized.
(6)	Less than 0.5%.
(7)	Excludes impact of in‑kind transactions.

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BARON SMID CAP ETF

	Period Ended December 31,
	2025(3)
Net asset value, beginning of period	$24.56
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.00	)(4)
Net realized and unrealized gain (loss)	(0.46)
Total from investment operations	(0.46)
Less distributions to shareholders from:
Net investment income	0.00
Net realized gains	0.00
Total distributions	0.00
Net asset value, end of period	$24.10
Total return(2)	(1.87	)%(5)
Ratios to Average Net Assets:
Total expenses	0.75	%(6)
Net investment income (loss)	(0.29	)%(6)
Supplemental Data:
Net assets (in millions), end of period	$15.9
Portfolio turnover rate	1	%(5)(7)

(1)	Based on average shares outstanding.
(2)	Total returns reflect reinvestment of all dividends and distributions, if any.
(3)	For the period December 12, 2025 (commencement of operations) to December 31, 2025.
(4)	Less than $0.01 per share.
(5)	Not Annualized.
(6)	Annualized.
(7)	Excludes impact of in‑kind transactions.

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BARON FINANCIALS ETF(3)

	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of period	$24.64		$20.01		$15.72		$23.89		$20.71
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.07)		(0.03)		(0.01)		(0.06)		(0.14)
Net realized and unrealized gain (loss)	0.29		4.66		4.30		(7.90)		3.32
Total from investment operations	0.22		4.63		4.29		(7.96)		3.18
Less distributions to shareholders from:
Net investment income	0.00		0.00		0.00		0.00		0.00
Net realized gains	0.00		0.00		0.00		(0.21)		0.00
Total distributions	0.00		0.00		0.00		(0.21)		0.00
Net asset value, end of period	$24.86		$24.64		$20.01		$15.72		$23.89
Total return(2)	0.91	%(4)	23.14	%(4)	27.31	%(4)	(33.30	)%(4)	15.35	%(4)
Ratios to Average Net Assets:
Gross expenses	1.07	%(5)	1.13%		1.21%		1.20	%(5)	1.18%
Net expenses	0.95	%(5)	0.95%		0.95%		0.95	%(5)	0.95%
Net investment income (loss)	(0.29)%		(0.13)%		(0.11)%		(0.30)%		(0.60)%
Supplemental Data:
Net assets (in millions), end of period	$56.6		$69.1		$59.6		$42.6		$78.3
Portfolio turnover rate	14	%(6)	11%		16%		27%		12%

(1)	Based on average shares outstanding.
(2)	Total returns reflect reinvestment of all dividends and distributions, if any.
(3)	After the close of business on December 12, 2025, Baron FinTech Fund (the Predecessor Fund) was reorganized into Baron Financials ETF. The amounts disclosed for periods prior to the reorganization reflect those of the Predecessor Fund’s Institutional Shares; share amounts have been adjusted to reflect the conversion ratio of the Predecessor Fund’s shares to Baron Financials ETF shares.
(4)	The total returns would have been lower had certain expenses not been reduced during the period shown.
(5)	Includes interest expense of 0.01%.
(6)	Excludes impact of in‑kind transactions.

1-800-99BARON	99

Information about your Investment	Baron ETF Trust

BARON TECHNOLOGY ETF(3)

	Year Ended December 31,
	2025		2024		2023		2022(7)
Net asset value, beginning of period	$21.51		$14.55		$8.91		$15.99
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.14)		(0.10)		(0.06)		(0.06)
Net realized and unrealized gain (loss)	3.87		7.06		5.70		(7.02)
Total from investment operations	3.73		6.96		5.64		(7.08)
Less distributions to shareholders from:
Net investment income	0.00		0.00		0.00		0.00
Net realized gains on investments	(0.18)		0.00		0.00		0.00
Total distributions	(0.18)		0.00		0.00		0.00
Net asset value, end of period	$25.06		$21.51		$14.55		$8.91
Total return(2)	17.34	%(4)(5)	47.80	%(4)	63.38	%(4)	(44.30	)%(4)
Ratios to Average Net Assets:
Gross expenses	1.05%		1.35%		5.04%		6.42%
Net expenses	0.93%		0.95%		0.95%		0.95%
Net investment income (loss)	(0.60)%		(0.54)%		(0.48)%		(0.55)%
Supplemental Data:
Net assets (in millions), end of period	$149.1		$56.0		$9.0		$3.3
Portfolio turnover rate	58	%(6)	36%		27%		19%

(1)	Based on average shares outstanding.
(2)	Total returns reflect reinvestment of all dividends and distributions, if any.
(3)	After the close of business on December 12, 2025, Baron Technology Fund (the Predecessor Fund) was reorganized into Baron Technology ETF. The amounts disclosed for periods prior to the reorganization reflect those of the Predecessor Fund’s Institutional Shares; share amounts have been adjusted to reflect the conversion ratio of the Predecessor Fund’s shares to Baron Technology ETF shares.
(4)	The total returns would have been lower had certain expenses not been reduced during the period shown.
(5)	The Adviser made a voluntary payment to the Predecessor Fund in the amount of $83,210 to compensate the Predecessor Fund for a loss incurred due to a trading error. The impact of this payment increased the Fund’s total return by 0.06%.
(6)	Excludes impact of in‑kind transactions.
(7)	For the period January 3, 2022 (commencement of operations) to December 31, 2022.

100	BaronCapitalGroup.com

Information about your Investment	Baron ETF Trust

General Information
Custodian, Administrator and Transfer Agent
State Street Bank and Trust Company (“State Street”), One Congress Street, Suite 1, Boston, MA 02114‑2016, serves as the custodian for the Funds’ cash and securities.
State Street serves as the administrator to the Funds and provides certain accounting and bookkeeping services, which include maintaining the books of each Fund, calculating daily the income and NAV per share of each Fund and assisting in the preparation of tax returns and reports to shareholders.
State Street also serves as the transfer agent to the Funds. Under a transfer agency agreement with the Trust, State Street arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Funds and the payment of dividends and distributions payable by the Funds. For its services, State Street receives a monthly fee computed on the basis of Fund net assets and/or the number of shareholder accounts it maintains, and is reimbursed for certain out‑of‑pocket expenses.
This institution is not responsible for investment decisions of the Funds.
Shareholder Information
If you have questions about general Fund information, please call 1‑800‑99BARON or 212‑583‑2100.
As a Delaware statutory trust, annual shareholder meetings are not required. The Adviser sends Annual and Semi‑Annual Financial Reports to shareholders. Pending legal proceedings, if any, are disclosed in the SAI.

1-800-99BARON	101

For More Information

Investors who want more information about Baron ETF Trust™ may obtain the following documents free upon request at the numbers or addresses below.

Shareholder Reports and Statement of Additional Information

Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders and in Form N-CSR. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. In Form N-CSR, you will find the Funds' annual and semi-annual financial statements.

Additional information is also contained in the SAI dated April 30, 2026. A current SAI is on file with the SEC and is incorporated by reference in this Prospectus. The SAI, the Funds' annual and semi-annual reports to shareholders, and Form N-CSR are available, without charge, by writing or calling 1-800-998ARON (1.800.992.2766). The SAI, shareholder reports, and financial statements are also available on the Baron ETF Trust™ website, www.BaronCapitalGroup.com.

By telephone:	Call 1-800-99BARON (1-800-992-2766)
By mail:	Write to: BARON ETF TRUST™ 767 Fifth Avenue New York, NY 10153
By e-mail:	Send your request to: info@BaronCapitalGroup.com
On the Internet:	Baron ETF Trust™ documents can be viewed online or downloaded from: www.BaronCapitalGroup.com or from the EDGAR database on the SEC's website at www.sec.gov.

Reports and other information about the Funds are available on the EDGAR Database on the SEC's website at: http://www.sec.gov and copies of this information may be obtained after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number: 811-24115

STATPRO-ETFTRUST 4/30/2026

BARON CAPITAL®

767 Fifth Avenue, New York, NY 10153 | (212) 583-2000 | BaronCapitalGroup.com

BARON ETF TRUST

Baron First Principles ETF

RONB

Baron Global Durable Advantage ETF

BCGD

Baron SMID Cap ETF

BCSM

Baron Financials ETF

BCFN

Baron Technology ETF

BCTK

Baron Emerging Markets Select ETF

BCEM

767 Fifth Avenue

New York, NY 10153

(800) 99Baron

212-583-2100

Statement of Additional Information

dated April 30, 2026

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI should be read in conjunction with the Funds’ Prospectus dated April 30, 2026, which may be obtained without charge by writing or calling the Funds at the address or telephone number above or by visiting www.BaronCapitalGroup.com. Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF and Baron Emerging Markets Select ETF are listed for trading on the New York Stock Exchange (“NYSE”) and Baron Financials ETF and Baron Technology ETF are listed for trading on The NASDAQ Stock Market LLC (“NASDAQ”) (each, an “Exchange” and collectively, the “Exchanges”).

	Ticker	Exchange
Baron First Principles ETF	RONB	NYSE
Baron Global Durable Advantage ETF	BCGD	NYSE
Baron SMID Cap ETF	BCSM	NYSE
Baron Financials ETF	BCFN	NASDAQ
Baron Technology ETF	BCTK	NASDAQ
Baron Emerging Markets Select ETF	BCEM	NYSE

The Funds’ audited financial statements for the year ended December 31, 2025 are incorporated by reference into this SAI, which accompany this SAI and also can be found at BaronCapitalGroup.com. You also may request a copy of the Annual and Semi-Annual Financial Reports at no charge by writing or calling the Funds at the address or telephone number above.

No person has been authorized to give any information or to make any representations other than those contained in this SAI or in the related Prospectus.

FUND HISTORY

Baron ETF Trust (the “Trust”) is an open-end management investment company organized under the laws of the State of Delaware. There are six series under the Trust: Baron First Principles ETF, Baron Technology ETF, Baron Global Durable Advantage ETF and Baron Emerging Markets Select ETF, which are non-diversified; and Baron SMID Cap ETF and Baron Financials ETF, which are diversified.

This Statement of Additional Information is for Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, Baron Technology ETF and Baron Emerging Markets Select ETF (individually, a “Fund,” and collectively, the “Funds”).

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

Investment Strategies and Risks.

The investment goal of Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, Baron Technology ETF and Baron Emerging Markets Select ETF is to seek capital appreciation.

•

Baron First Principles ETF, under normal circumstances, invests primarily in equity securities (including depositary receipts) of U.S. growth companies of any market capitalization. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. To take advantage of opportunities to invest, the Fund may borrow money from banks (leverage) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.

•

Baron Global Durable Advantage ETF, seeks to achieve its investment objective by investing primarily in equity securities of established and developing countries throughout the world, with capitalizations within the range of companies included in the MSCI ACWI Index (USD). Developing countries include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes. As of August 29, 2025, the market capitalization of the companies in the MSCI ACWI Index (USD) ranged from $197.38 million to $4.25 trillion and may fluctuate over time. At all times, the Fund will have investments in equity securities of companies in at least three countries outside of the U.S. Under normal market and economic conditions, which will be assessed on a global basis, at least 40% of the Fund’s net assets will be invested in stocks of companies outside the U.S. Under non-favorable market and economic conditions, which will be assessed on a company by company basis, at least 30% of the Fund’s net assets will be invested in stocks of companies outside the U.S.

•

Baron SMID Cap ETF, under normal circumstances, invests at least 80% of its net assets in equity securities (including depositary receipts) of small- and mid-sized companies. The Adviser defines small- and mid-sized companies as those, at the time of purchase, with a market capitalization in excess of $1 billion and a market capitalization up to the largest market cap stock in the Russell Midcap Growth Index at reconstitution at the time of purchase and that is classified by the Adviser as a small- or mid-cap company. As of June 30, 2025, the market capitalization of the companies in the Russell Midcap Growth Index ranged from $1.68 billion to $89.24 billion. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.

•	Baron Financials ETF, under normal circumstances, invests at least 80% of its net assets in equity securities (including depositary receipts) of Financials and Financials-related companies of any market capitalization as defined by BAMCO, Inc. (“BAMCO” or the “Adviser”). ”). Financials and Financials related companies are companies that the Adviser determines own, operate, or have substantial investments in businesses that provide banking, lending, capital markets, financial data analytics, insurance, payments, asset management or wealth management; or develop, use, or rely on innovative technologies or services, in a significant way for banking, lending, capital markets, financial data analytics, insurance, payments, asset management or wealth management.

•

Baron Technology ETF, under normal circumstances, invests at least 80% of its net assets in equity securities (including depositary receipts) of U.S. and non-U.S. technology companies of any market capitalization, selected for their durable growth potential from the development, advancement and use of technology, however, investments in non-U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase.

•

Baron Emerging Markets Select ETF, under normal circumstances, invests at least 80% of its net assets in equity securities of growth companies domiciled, headquartered or whose primary business activities or principal trading markets are in developing countries, which include countries in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM Index.

In addition to the investment strategies of the Funds described in each of their respective summary sections and in the Prospectus on pages 2-52, the Funds may use the additional strategies described below. These investment strategies are not fundamental policies and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval upon at least 60 days’ notice. Shareholders will be notified of any material changes. Some of the strategies discussed below are mentioned in the Prospectus, but they are explained in more detail here.

Recent Market and Economic Developments; Geopolitical Events

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers is not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets may not work as intended, and have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. In addition, the COVID-19 pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

Unforeseen geopolitical events, such as Russia’s large-scale invasion of Ukraine in February 2022, have dramatically affected markets and prospects world-wide. The extent and duration of this military action, resulting sanctions and resulting future market disruptions are impossible to predict, but should be expected to be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on Russian entities or individuals could have a severe adverse effect on the region, and on others around the world, including significant negative impacts on the economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Russia has taken retaliatory actions, including preventing repatriation of capital by U.S. and other investors. These and any related events could have significant impact on Fund performance and the value of their investments in a Fund.

In October 2023, Israel declared a state of war against Hamas. Events in Israel and the Middle East region are evolving rapidly and unpredictably. Among other results could be a broader spreading of hostilities beyond the Middle East. While it is not possible to predict the extent and duration of any such conflict, the resulting market disruptions could be significant, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Funds’ performance and the value of an investment in the Funds.

The current market conditions, as well as various social and political tensions in the United States and around the world, including trades disputes and changes in trade regulation, elevated levels of government debt, internal unrest and discord, may continue to contribute to increased market volatility, may have long-term effects on the U.S. and global financial markets, and may cause further economic uncertainties or deterioration in the United States and worldwide. In addition, the United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and may have adverse impacts on affected companies and securities. The prolonged continuation or further exacerbation of the current U.S. and global economic downturn could adversely impact the Funds. The Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the US economy, the securities markets and issuers held by a Fund. Market volatility, dramatic changes to interest rates, rapidly increasing inflation and/or a return to unfavorable economic conditions may lower a Fund’s performance or impair a Fund’s ability to achieve its investment objective. The Adviser intends to monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Non-U.S. Securities.

Baron Financials ETF, Baron Technology ETF, Baron First Principles ETF and Baron SMID Cap ETF may invest in American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”), European Depository Receipts (“EDRs”) or directly in the securities of non-U.S. issuers, provided that the aggregate amount of such investments does not exceed 35% of a Fund’s respective total assets at the time of purchase.

Baron Emerging Markets Select ETF invests primarily in equity securities of growth companies domiciled, headquartered or whose primary business activities or principal trading markets are developing countries. A developing county is a country included in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM Index. Baron Emerging Markets Select ETF may invest up to 20% of its net assets in developed countries, frontier countries as defined by the MSCI Frontier Markets (FM) Index and in the securities of non-U.S. issuers in developed and frontier countries in ADRs.

Brexit.

In June 2016, the United Kingdom (the “UK”) held a referendum resulting in a vote in favor of the exit of the UK from the European Union (the “EU”), known as “Brexit.” On March 29, 2017, the UK triggered the withdrawal procedures in Article 50 of the Treaty of Lisbon which provides for a two-year negotiation period between the EU and the withdrawing member state. Accordingly, it was initially anticipated that the UK would cease to be a member of the EU by the end of March 2019; however, this was subsequently extended to January 31, 2020. Following this date, the UK ceased to be a member of the EU and the EU-UK Withdrawal Agreement came into force, under which EU law still had effect in the UK during a transitional period. This transitional period concluded on December 31, 2020, and the UK left the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the UK and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The full scope and nature of the consequences of the UK’s exit are not known at this time and are unlikely to be known for a significant period of time. The current uncertainty and related future developments could have a negative impact on both the UK economy and the economies of other countries in Europe, as well as greater volatility in the global financial and currency markets. It is also unknown whether the UK’s exit from the EU will increase the likelihood of other countries also departing the EU. Any additional exits from the EU, or the possibility of such exits, may have a significant impact on European and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth. It is not possible to ascertain the precise impact these events may have on a Fund or its investments from an economic, financial, tax or regulatory perspective but any such impact could have material consequences for the Funds and their investments. Whether or not a Fund invests in securities of issuers located in Europe or has significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investment.

Investing in the Greater China Region.

Investing in the Greater China region, consisting of Hong Kong, the People’s Republic of China and Taiwan, among other locations, involves a high degree of risk and special considerations not typically associated with investing in more established economies or securities markets. Such risks may include: (a) social, economic and political uncertainty (including the risk of armed conflict); (b) the risk of nationalization or expropriation of assets or confiscatory taxation; (c) dependency on exports and the corresponding importance of international trade; (d) increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility and significantly smaller market capitalization of securities markets; (f) substantially less liquidity, particularly of certain share classes of Chinese securities; (g) currency exchange rate fluctuations and the lack of available currency hedging instruments; (h) higher rates of inflation; (i) controls on foreign investment and limitations on repatriation of invested capital and on each Fund’s ability to exchange local currencies for U.S. dollars; (j) greater governmental involvement in and control over the economy, including regulations that may severely affect certain companies or sectors, sometimes adopted with little or no warning; (k) uncertainty regarding the People’s Republic of China’s commitment to economic reforms; (l) the fact that Chinese companies may be smaller, less seasoned and newly-organized companies; (m) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers; (n) the fact that statistical information regarding the economy of the Greater China region may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (o) less extensive, and still developing, legal systems and regulatory frameworks regarding the securities markets, business entities and commercial transactions; (p) the fact that the settlement period of securities transactions in foreign markets may be longer; (q) the fact that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (r) the rapid and erratic nature of growth, particularly in the People’s Republic of China, resulting in inefficiencies and dislocations; (s) economies characterized by over-extension of credit and rising unemployment; (t) the impact of population and demographic trends, including the aging of the Chinese population and the recent reduction in China’s overall population; and (u) the risk that, because of the degree of interconnectivity between the economies and financial markets of China, Hong Kong and Taiwan, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economies and financial markets of Hong Kong and Taiwan, as well.

The People’s Republic of China is dominated by the one-party rule of the Communist Party. Investments in China involve the risk of greater control over the economy, political and legal uncertainties and currency fluctuations or blockage. The government of the People’s Republic of China exercises significant control over economic growth through the allocation of resources, controlling payment of foreign currency denominated obligations, setting monetary policy, and providing preferential treatment to particular industries or companies. For the last few decades, the government of the People’s Republic of China has been reforming economic and market practices and providing a larger sphere for private ownership of property. While currently contributing to growth and prosperity, the government may decide not to continue to support these economic reform programs and could possibly return to the completely centrally planned economy that existed prior to 1978.

As with all transition economies, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The real estate market in China has been extremely volatile. Additionally, local government debt is high, and the level of that debt may pose a threat to the Chinese economy. Over the long term, China’s aging infrastructure, worsening environmental conditions, rapid and inequitable urbanization, and quickly widening urban and rural income gap, which all carry political and economic implications, are among the country’s major challenges.

China continues to exercise control over the value of its currency, rather than allowing the value of the currency to be determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns.

While the Chinese economy has grown rapidly in past years, China’s growth rate has begun to decline and there is no assurance that past growth rates will be sustainable. China may experience substantial rates of inflation or economic recessions, causing a negative effect on the economy and the securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers by China or its trading partners, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the securities of Chinese issuers. China’s economy may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S.

Taiwan and Hong Kong do not exercise the same level of control over their economies as does the People’s Republic of China, but changes to their political and economic relationships with the People’s Republic of China could adversely impact investments in Taiwan and Hong Kong. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the Fund involves risk of a total loss. The potential political reunification of China and Taiwan is a highly problematic issue and could negatively affect Taiwan’s economy and stock market. Hong Kong is closely tied to China, economically and through China’s 1997 acquisition of the country as a Special Autonomous Region. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms until 2047. However, China has in recent years curtailed Hong Kong’s autonomy and freedoms, which has led to political unrest and eroded investor and business confidence in Hong Kong.

Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements with Hong Kong related to integration and religious and nationalist disputes with Tibet and the Xinjiang region. China has a complex territorial dispute regarding the sovereignty of Taiwan that has included threats of invasion; Taiwan- based companies and individuals are significant investors in China. Military conflict between China and Taiwan may severely affect economies and markets and securities of Chinese and Taiwanese issuers and other companies globally. In addition, China has strained international relations with Japan, India and other neighbors due to territorial disputes, historical animosities and other defense concerns. China could be affected by military events on the Korean peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect performance of the Chinese economy.

The Greater China region has historically been prone to natural disasters such as earthquakes, droughts, floods and tsunamis and is economically sensitive to environmental events. Any such event could cause a significant impact on the economy of, or investments in, the Greater China region.

The Chinese economy could be adversely affected by supply chain disruptions. The effect of China’s recent relaxation of its “zero-COVID” policy on the Chinese and global supply chains and economies may not be fully known for some time.

In addition, there may be restrictions on investments in Chinese companies. For example, recent Executive Orders signed by the President of the United States prohibit U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as “Chinese Military Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or inability to participate in an investment the Subadviser otherwise believes is attractive, the Fund may incur losses. Further, Chinese companies are subject to the risk of de-listing on U.S. exchanges, if the United States Public Company Accounting Oversight Board (the “PCAOB”) is unable to obtain access to inspect audit firms in China that are PCAOB-registered. While the PCAOB has recently obtained such access, there is no assurance that it will continue. If that access is discontinued, Chinese companies that are listed on U.S. exchanges may be required to de-list, which could materially adversely affect the markets for their securities.

Investing in Chinese Companies through Variable Interest Entities.

The Funds may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China, certain Chinese companies have used VIEs to facilitate foreign investment without distributing direct ownership of companies based or operated in China. In such cases, the Chinese operating company establishes an offshore company, and the offshore company enters into contractual arrangements with the Chinese company. These contractual arrangements are intended to give the offshore company the ability to exercise power over and obtain economic rights from the Chinese company. Shares of the offshore company, in turn, are listed and traded on exchanges outside of China and are available to non-Chinese investors, such as the Funds. This arrangement allows non-Chinese investors in the offshore company to obtain economic exposure to the Chinese company without direct equity ownership in the Chinese company.

Although VIEs are a longstanding industry practice and well known to officials and regulators in China, VIEs are not formally recognized under Chinese law. However, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create VIEs more difficult and costly. Further, while the rules and implementing guidelines do not prohibit the use of VIE structures, this does not serve as a formal endorsement either. There is a risk that the Chinese government may cease to tolerate VIEs at any time, and any guidance or further rulemaking prohibiting or restricting these structures by the Chinese government, generally or with respect to specific industries, would likely cause impacted VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value. The future of the VIE structure generally and with respect to certain industries remains uncertain. Investments involving a VIE may also pose additional risks because such investments are made through a company whose interests in the underlying Chinese company are established through contract rather than through equity ownership. For example, in the event of a dispute, the offshore company’s contractual claims with respect to the Chinese company may be deemed unenforceable in China, thus limiting (or eliminating) the remedies and rights available to the offshore company and its investors, and a U.S.-listed company may expend substantial resources attempting to enforce the arrangements. Such legal uncertainty may also be exploited against the interests of the offshore company and its investors. Further, the interests of the equity owners of the Chinese company may conflict with the interests of the investors of the offshore company, and the fiduciary duties of the officers and directors of the Chinese company may differ from, or conflict with, the fiduciary duties of the officers and directors of the offshore company. The VIE structure generally restricts the Funds’ ability to influence the Chinese company through proxy voting and other means and may restrict the ability of an issuer to pay dividends to shareholders from the Chinese company’s earnings. VIE structures also could face delisting or other ramifications for failure to meet the requirements of the Securities and Exchange Commission, the Public Company Accounting Oversight Board, CSRC, or other United States regulators. If these risks materialize, the value of investments in VIEs could be adversely affected and the Funds could incur significant losses with no recourse available.

REITs.

The Funds may invest in the equity securities of real estate investment trusts (“REITs”). A REIT is a corporation or business trust that invests in real estate and derives its income from rents or sales of real property or interest on loans secured by mortgages on real property. The market value of REITs may be affected by numerous factors, including decreases in the value of real estate, vacancies, decreases in lease rates, defaults by lessees, changes in the tax laws or by their inability to qualify for the tax-free pass-through of their income. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Similarly, trends in favor of online shopping may negatively affect the real estate market for commercial properties.

Securities Lending.

The Funds may lend their portfolio securities to qualified institutions. By lending its portfolio securities, a Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. A Fund may lend its portfolio securities so long as the terms and the structure of such loans are not inconsistent with the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), which currently provide that (a) the borrower pledges and maintains with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower adds to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is “marked to the market” on a daily basis), (c) the loan be made subject to termination by the Fund at any time and the loaned securities be subject to recall within the normal and customary settlement time for securities transactions and (d) the Fund receives reasonable interest on the loan (which may include the Fund’s investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

A Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 25% of the value of its total assets (including such loans). Loan arrangements made by a Fund will comply with all other applicable regulatory requirements. All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Adviser, and will be considered in making decisions with respect to lending of securities, subject to review by the Board.

A Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by its Board. In addition, a Fund shall, through the ability to recall securities prior to any required vote, retain voting rights over the loaned securities.

When-Issued and Delayed-Delivery Securities and Forward Commitments.

The Funds may purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price at the time of entering into the transaction. While a Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if the Adviser deems it advisable. Distributions attributable to any gains realized on such a sale are taxable to shareholders. When-issued and delayed-delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There are also the risks that the security will never be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. The Funds do not anticipate investing more than 10% of their total assets in such securities.

Illiquid Securities.

The Funds may invest up to 15% of their respective net assets in illiquid securities at the time of purchase. Subsequently, if as a result of changes in the portfolio, illiquid securities exceed 15% of net assets, a Fund may not acquire any additional illiquid securities and Adviser will take such steps as it considers appropriate to reduce the percentage within a reasonable period of time. An illiquid security is one that a Fund reasonably expects to be unable to sell or dispose of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security. Such investments may include private equity securities, private investments in public equity securities and other restricted securities. To the extent that there is no established market for some of the debt securities in which the Funds may invest, there may be thin or no trading in such securities, and the ability of the Adviser to value accurately such securities may be adversely affected. Further, it may be more difficult for the Funds to sell securities for which no established market exists. During periods of reduced market liquidity, and in the absence of readily available market quotations for securities held in the Funds’ portfolios, the responsibility of the Adviser to value the Funds’ securities becomes more difficult, and the Adviser’s judgment may play a greater role in the valuation of the Funds’ securities due to a reduced availability of reliable data.

To the extent that the Funds purchase illiquid securities or securities that are restricted as to resale, the Funds may incur additional risks and costs. Illiquid and restricted securities may be particularly difficult to value and their disposition may require greater effort and expense than more liquid securities. The Funds may be required to incur costs in connection with the registration of restricted securities in order to dispose of such securities.

If one or more instruments in a Fund’s portfolio become illiquid, the Fund may exceed its limit on illiquid instruments. If this occurs, the Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. However, this requirement will not force a Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Debt Securities.

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Debt securities, particularly mortgage-backed securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. The Funds do not anticipate investing more than 5% of their respective assets in mortgage-backed securities.

The Funds may invest in zero-coupon, step-coupon and pay-in-kind securities. These securities are debt securities that do not make regular interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value, and pay-in-kind securities pay interest through the issuance of additional securities.

The market value of these debt securities generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of a comparable term and quality. The secondary market value of corporate debt securities structured as zero-coupon securities or pay-in-kind securities may be more volatile in response to changes in interest rates than debt securities that pay interest periodically in cash. Because such securities do not pay current interest but instead accrue such income, to the extent that the Funds do not have available cash to meet distribution requirements with respect to such income, they could be required to dispose of portfolio securities that they would not otherwise. Such disposition could be at a disadvantageous price. Investments in such securities also involve certain tax considerations.

The Funds from time to time may also purchase indebtedness and participations, both secured and unsecured, of debtor companies in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. When the Funds purchase a participation interest they assume the credit risk associated with the bank or other financial intermediary as well as the credit risk associated with the issuer of any underlying debt instrument. The Funds may also purchase trade and other claims against, and other unsecured obligations of, such debtor companies, which generally represent money due a supplier of goods or services to such company. Some debt securities purchased by the Funds may have very long maturities. The length of time remaining until maturity is one factor that the Adviser considers in purchasing a particular debt security. The purchase of indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. The Adviser believes that the difference between perceived risk and actual risk creates the opportunity for profit, which can be realized through thorough analysis. There are no established markets for some of this indebtedness, and it is less liquid than more heavily traded securities. Indebtedness of the debtor company to a bank is not the security of the banks issuing or selling them. The Funds may purchase loans from national and state chartered banks as well as foreign ones. The Funds may invest in senior indebtedness of debtor companies, although on occasion subordinated indebtedness may also be acquired. The Funds may also invest in distressed first mortgage obligations and other debt secured by real property. The Funds do not currently anticipate investing more than 10% of their total assets in trade and other claims.

Repurchase and Reverse Repurchase Agreements.

The Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Funds buy a security at one price, and at the time of sale, the seller agrees to repurchase that security at a mutually agreed upon time and price. Repurchase agreements could involve certain risks in the event of the failure of the seller to repurchase the securities as agreed, which may cause the Funds to suffer a loss, including loss of interest on, or principal of, the security and costs associated with delay and enforcement of the repurchase agreement. Repurchase agreements with a duration of more than seven days are considered illiquid securities. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. Also a Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction.

The Funds may engage in reverse repurchase agreements with certain banks or non-bank dealers, where the Funds sell a security and simultaneously agree to buy it back at a mutually agreed upon time and price. Reverse repurchase agreements are a type of borrowing that may increase the possibility of fluctuation in a Fund’s net asset value.

The Funds comply with Rule 18f-4 under the 1940 Act, which governs the use of derivative investments and certain financing transactions (e.g. reverse repurchase agreements) by registered investment companies. Compliance with Rule 18f-4 by a Fund could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. For more information, please see the “Use of Derivatives” section on page 15.

Medium- And Lower-Rated Corporate Debt Securities.

The Funds may invest in debt securities that have a rating of, or equivalent to, at least “BBB” by S&P Global Ratings (“S&P”) or “Baa” by Moody’s Investors Services, Inc. (“Moody’s”), or if unrated, are judged by the Adviser to be of comparable quality. Each Fund may invest up to 35% of its total assets in such securities. Because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser monitors corporate debt securities of issuers held in the Funds’ equity portfolios. The Adviser could be wrong in its analysis. A general economic downturn or a significant increase in interest rates could severely disrupt the market for medium and lower-rated corporate debt securities and adversely affect the market value of such securities and lead to increased incidences of default. Yields on medium and lower-rated corporate debt securities in the Funds’ portfolios that are interest rate sensitive can be expected to fluctuate over time.

Short Sales.

The Funds may sell securities short. The Funds may sell a security that the Funds do not own. In order to do so, the Funds must borrow a security to deliver it to the purchaser and later buy that security in the market and return it to the lender. The Funds may establish short positions in securities that the Adviser believes have limited growth prospects or are over-priced, or in securities of companies the Adviser believes are poorly managed or have highly leveraged balance sheets. The Funds may also establish a short position in a security to hedge exposure to a particular company or to hedge exposure to a certain industry or sector of the market. The Funds may also short market indices to hedge against broad movements in the market. The value of a security sold short could increase and the Funds would have to pay more to buy the security to return to the lender than it received from the purchaser in the short sale. The Funds’ risk of loss in these types of short sales is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The Funds may also sell a security short that the Funds own or a security equivalent in kind or amount to a security the Funds have a right to obtain (for example, a security convertible into the security sold short or a security that the Adviser believes will be deliverable upon the closing of a transaction). The Funds may also sell securities short when, in the opinion of the Adviser, the position is covered by owning a security that has ownership rights to assets that include all of the assets of the security shorted. If the value of the securities in these types of short sales increases, the Funds lose the opportunity to participate in the gain of the covered positions.

Options Transactions and Swaps.

The Funds may write (sell) put and covered call options and purchase put and call options on equity and/or debt securities. The Funds may also enter into equity swap transactions. All calls sold by the Funds must be “covered” (i.e., a Fund must own the underlying securities) or must meet the asset segregation requirements described below for as long as the call is outstanding. Even though the Funds will receive the option premium to help protect it against loss, a call sold by a Fund exposes the Funds during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument that it might otherwise have sold, and a put sold by a Fund exposes the Fund to potential loss in the amount of the difference between the exercise price and the market value of the underlying security.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer, when exercised, the obligation to buy, the underlying security at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller, if exercised, the obligation to sell, the underlying security at the exercise price. An American style put or call option may be exercised at any time during a fixed period, while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Funds may engage in either style of option. The Funds are authorized to engage in transactions with respect to exchange-listed options, over-the-counter options (“OTC options”) and other derivative investments. Exchange-listed options are issued by a regulated financial intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but it is also applicable to other financial intermediaries.

Rather than taking or making delivery of the underlying security through the process of exercising the option, listed options are usually closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. The Funds’ ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. The hours of trading for listed options may not coincide with the hours during which the underlying instruments are traded. To the extent that the option markets close before the markets for the underlying instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial intermediaries or other parties (“Counterparties”) through direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option are negotiated by the parties. The Funds generally expect to enter into OTC options that have cash settlement provisions, although they are not required to do so.

Equity swap transactions are entered into with financial intermediaries through a direct agreement with the Counterparty, generally an ISDA Master Agreement, the specific terms of which are negotiated by the parties. The Funds may use equity swaps, or other derivative instruments, for hedging purposes against potential adverse movements in security prices or for non-hedging purposes such as seeking to enhance return. The Funds may be required to post collateral for such transactions.

There is no central clearing or, unless the parties provide for it, guaranty function in an OTC option or derivative, including certain swaps. As a result, if the Counterparty fails to make or take delivery of the security or other instrument, or fails to make a cash settlement payment due in accordance with the option, the Funds will lose any premium they paid for the option as well as any anticipated benefit of the transaction.

The Adviser must assess the creditworthiness of each Counterparty to determine the likelihood that the terms of the OTC option or the derivative will be satisfied. The Funds will engage in OTC option transactions and derivatives only with qualified Counterparties. The staff of the SEC currently takes the position that OTC options purchased by the Funds, and portfolio securities “covering” the amount of the Funds’ obligation pursuant to an OTC option sold by it (the cost of the sell-back plus any in-the-money amount) are illiquid and subject to the Funds’ limitations on investments in illiquid securities, unless the Funds have the legal right to terminate the option on not more than seven days notice and the Counterparty has a high credit quality rating.

Foreign Currency Transactions.

The Funds that are permitted to invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and futures options, and they may engage in foreign currency transactions either on a spot (cash) basis at prevailing currency exchange rates or through forward currency contracts. These Funds may engage in these transactions to hedge, directly or indirectly, against currency fluctuations, for other investment purposes and, with respect to certain Funds, to seek to enhance returns. A Fund may enter into currency transactions only with counterparties that the Adviser deems to be creditworthy. Certain of the foreign currency transactions the Funds may use are described below.

Forward Foreign Exchange Transactions. Certain Funds may enter into forward currency contracts (“forwards”) in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s investments or as part of its investment strategy. Forwards are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a set price on a future date. The market value of a forward fluctuates with changes in foreign currency exchange rates. Forwards are marked to market daily based upon foreign currency exchange rates from an independent pricing service, and the change in value is recorded as unrealized appreciation or depreciation. A Fund will record a realized gain or loss when the forward is closed. Forwards are highly volatile, involve substantial currency risk and may also involve credit and liquidity risks.

Currency Futures. A Fund may also seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts while forward foreign exchange transactions are traded in the OTC market. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options. A Fund may also seek to enhance returns or hedge against the decline in the value of a currency through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Fund may engage in transactions in options on currencies either on exchanges or OTC markets. A Fund may write covered call options on up to 100% of the currencies in its portfolio. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

Currency Swaps. In order to protect against currency fluctuations, a Fund may enter into currency swaps. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Limitations on Currency Transactions. A Fund will not hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to purchase or anticipates purchasing, which are denominated in such currency. Open positions in forward foreign exchange transactions used for non-hedging purposes will be covered by the segregation of liquid assets and are marked to market daily.

Risk Factors in Hedging Foreign Currency. Hedging transactions involving currency instruments involve substantial risks, including correlation risk. While a Fund’s use of currency instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund’s shares, the net asset value of the Fund’s shares will fluctuate. Moreover, although currency instruments will be used with the intention of hedging against adverse currency movements, transactions in currency instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund’s hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. In connection with its trading in forward foreign currency contracts, a Fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared.

Use of Derivatives.

Each Fund is operated by the Adviser in reliance on an exclusion, granted to operators of registered investment companies such as the Funds, from registration as a “commodity pool operator” (“CPO”), with respect to the Fund, under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a CPO under the CEA. The Funds may be limited in their ability to use commodity futures or options thereon, engage in certain swap transactions or make certain other investments (collectively, “commodity interests”) if the Adviser continues to claim the exclusion from the definition of CPO with respect to such Funds. In order for the Adviser to be eligible to continue to claim this exclusion, if a Fund uses commodity interests other than for bona fide hedging purposes (as defined by the Commodity Futures Trading Commission (the “CFTC”)), the aggregate initial margin and premiums required to establish those positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s NAV, or, alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, a Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. Even if a Fund’s direct use of commodity interests complies with the trading limitations described above, the Fund may have indirect exposure to commodity interests in excess of such limitations. Such exposure may result from the Fund’s investment in other investment vehicles, including investment companies that are not managed by the Adviser or one of its affiliates, certain securitized vehicles that may invest in commodity interests and/or non-equity REITs that may invest in commodity interests (collectively, “underlying investment vehicles”). Because the Adviser may have limited or no information as to the commodity interests in which an underlying investment vehicle invests at any given time, the CFTC has issued temporary no-action relief permitting registered investment companies, such as the Funds, to continue to rely on the exclusion from the definition of CPO. The Adviser, on behalf of the Funds, has filed the required notice to claim this no-action relief. In order to rely on the temporary no-action relief, the Adviser must meet certain conditions and the Funds must otherwise comply with the trading and market limitations described above with respect to their direct investments in commodity interests.

Regulation Regarding Derivatives.

Rule 18f-4 under the 1940 Act governs the use of derivative investments and certain financing transactions (e.g. reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount will not be subject to the full requirements of Rule 18f-4. Compliance with Rule 18f-4 could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance.

Special Situations.

The Funds may invest in “special situations.” A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement. The risk of investing in special situations is that the anticipated development does not occur or its impact is not what the Adviser expected.

International Sanctions.

From time to time, certain of the companies in which a Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

Fund Policies.

The Funds have adopted investment restrictions, described below, which are fundamental policies of the Funds and may not be changed without the approval by a majority of the Funds’ shareholders or at least two-thirds of a quorum of a majority of the shareholders. Unless otherwise noted, all percentage restrictions are measured as of the time of the purchase.

The Funds may not:

1.

Issue senior securities or borrow money in excess of amounts permitted by law (which currently requires asset coverage of 300% immediately after such borrowing, subject to exceptions for borrowings of up to 5% for short-term purposes);

2.	Purchase or sell commodities or commodity contracts unless in conformity with regulations of the Commodities Futures Trading Commission;

3.

Purchase or sell oil and gas interests or real estate. Securities issued by companies engaged in the oil, gas or real estate business or secured by oil and gas or real estate are not considered oil or gas interests or real estate for purposes of this restriction;

4.	Underwrite securities of other issuers insofar as the Fund is the seller of such securities;

5.

Make loans, except to the extent that the purchase of debt obligations of any type (including loan participations, repurchase agreements and corporate commercial paper) are considered loans, and except that the Fund may lend portfolio securities in compliance with requirements established from time to time by the SEC;

6.	Mortgage, pledge or hypothecate any of its assets, except in connection with borrowings, loans of portfolio securities or other permitted transactions; or

7.

Invest 25% or more of the value of its total assets in any particular GICS Sub-Industry, except that Baron Financials ETF will invest more than 25% of its total assets in the GICS Sub-Industries within the GICS Financials and/or Information Technology Sectors and the Baron Technology ETF will invest more than 25% of its total assets in the GICS Sub-Industries within the GICS Information Technology Sector. For the purpose of this restriction, the percentage will be measured at the time of purchase.

As a non-fundamental policy, the Funds may not invest more than 15% of their respective net assets in restricted or illiquid securities, including repurchase agreements maturing in more than seven days.

Baron SMID Cap ETF and Baron Financials ETF are classified as “diversified” under the Investment Company Act of 1940, as amended, which means that, with respect to 75% of each Fund’s total assets, such Fund will not invest more than 5% of its total assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer.

Temporary Defensive Position.

The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In such circumstances, the Adviser may invest all or a portion of the Funds’ assets in cash or cash equivalents, such as money market instruments, which include U.S. Government securities, certificates of deposit, short-term investment grade corporate bonds and other short term debt instruments, and repurchase agreements. Taking such a temporary defensive position may cause the Funds not to achieve their investment goals.

Portfolio Turnover.

Portfolio turnover rates fluctuate depending on market conditions. Because Baron Emerging Markets Select ETF had not commenced investment operations as of the most recent fiscal year ended December 31, 2025, no portfolio turnover information is presented. The turnover rates for each Fund for the past two years ended December 31, including those of the Predecessor Funds prior to the Reorganizations, are:

	2025	2024
Baron First Principles ETF	18%[1]	N/A
Baron Global Durable Advantage ETF	0%[1]	N/A
Baron SMID Cap ETF	1%[1]	N/A
Baron Financials ETF	14%	11%
Baron Technology ETF	58%	36%

[1]	The Fund commenced operations on December 12, 2025.

Book Entry Only System.

The following information supplements and should be read in conjunction with the section in each Fund’s Prospectus entitled “Book Entry.”

DTC acts as securities depositary for the shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the depositary agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

Creations and Redemptions of Shares

The Trust issues and sells shares of each Fund only in Creation Units, generally in exchange for cash and/or a basket of securities and/or instruments (the “Deposit Securities”) together with a deposit of a specified cash payment (the “Cash Component”), if any, on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement (as defined below), on any Business Day (as defined below).

A transaction fee may be imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. The Funds may adjust the transaction fee from time to time, and a Fund may waive all or a portion of its applicable transaction fee. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. Specifically, a Fund may charge an additional variable fee for creations and redemptions in cash to offset brokerage and other impact expenses associated with the cash transaction. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the securities received on redemption from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.

In its discretion, the Adviser reserves the right to increase or decrease the number of a Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of a Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A “Business Day” with respect to the Funds is each day the Exchange and the Trust are open, including any day that a Fund is required to be open under Section 22(e) of the 1940 Act, which excludes weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders from large institutional investors who have entered into agreements with the Funds’ distributor to create or redeem Creation Units will only be accepted on a Business Day.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the Exchange is stopped at a time other than its regularly scheduled closing time. The Trust reserves the right to reprocess creation and redemption transactions that were initially processed at a NAV other than a Portfolio’s official closing NAV (as each may be subsequently adjusted), and to recover amounts from (or distribute amounts to) Authorized Participants based on the official closing NAV. The Trust reserves the right to advance the time by which creation and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Disclosure of Portfolio Holdings.

The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the exchange via the National Securities Clearing Corporation (the “NSCC”), a clearing agency that is registered with the SEC. The basket represents one Creation Unit of each Fund. The Trust, Adviser, Custodian (defined below) and Distributor (defined below) will not disseminate non-public information concerning the Trust.

The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its reports filed on Form N-CSR, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Funds’ portfolio holdings are available on the Funds’ public website, www.BaronCapitalGroup.com.

MANAGEMENT OF THE FUNDS

Board of Trustees and Officers.

The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Adviser and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, cybersecurity risk, compliance risk and operational risk). As part of its oversight, the

Board, acting at its scheduled meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Adviser. The Board’s Audit Committee (which consists of three trustees who are not affiliated with the Adviser (“Independent Trustees”)) and counsel to the Independent Trustees meet regularly with the Trust’s independent registered public accounting firm and the Trust’s Chief Financial Officer. The Board also receives periodic presentations from senior personnel of the Adviser or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, personal trading, valuation, credit, investment research and securities lending. The Board has adopted policies and procedures designed to address certain risks to the Funds. In addition, the Adviser and other service providers to the Funds have adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. However, it is not possible to eliminate all of the risks applicable to the Funds. The Board also receives reports from counsel to the Adviser and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

The 1940 Act requires that at least 40% of the Funds’ trustees not be “interested persons” (as defined in the 1940 Act) of the Funds, and to rely on certain exemptive rules under the 1940 Act, a majority of the Funds’ trustees must not be interested persons of the Funds. For certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Trustees who are Independent Trustees. Currently, seven of the Trustees are not interested persons of the Trust (as such, the Trustees are not affiliated with the Adviser). The Chairman of the Board, Thomas Folliard, is an Independent Trustee who chairs meetings or executive sessions of the Board, reviews and comments on Board meeting agendas, represents the views of the Independent Trustees to management and facilitates communication among the Independent Trustees and their independent legal counsel. The Board has determined that its leadership structure, in which the Chairman of the Board is an Independent Trustee, is appropriate in light of the services that the Adviser and its affiliates provide to the Trust and potential conflicts of interest that could arise from these relationships.

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations for the past five years, are shown below. Each Trustee serves as Trustee of a Fund until its termination; until the Trustee’s retirement, resignation or death; or as otherwise specified in the Trust’s organizational documents. Unless otherwise noted, the address of each Executive Officer and Trustee is Baron ETF Trust, 767 Fifth Avenue, New York, NY 10153. All Trustees listed below, whether Interested or Independent, serve as Trustees for the Trust. The “Firm” means Baron Capital Group, Inc. (“BCG”) along with its subsidiaries BCI, Baron Capital Management, Inc. (“BCM”) and BAMCO.

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Ronald Baron (1943)(2),(3)	Chief Executive Officer, Trustee and Portfolio Manager	Since August 2025	Director, Chairman and CEO: the Firm (1982-Present); CEO, Trustee and Portfolio Manager: Baron Investment Funds Trust (1987-Present); CEO, Trustee and Portfolio Manager: Baron Select Funds (2003-Present); Portfolio Manager: Baron USA Partners Fund Ltd. (1994-Present), Baron Capital UCITS ICAV (2023-Present).	23	None

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

David Baron (1980)(3),(7)	Co-President and Trustee	Since August 2025	Trustee (2025-Present); Co-President (2024-Present): the Firm, Baron Investment Funds Trust and Baron Select Funds; Analyst: the Firm (2005-Present); Portfolio Manager: Baron Focused Growth Fund (2018-Present); Director: the Firm (2017-Present), Baron Capital Management UK Limited (2019-Present).	23	None

Michael Baron (1981)(3),(7)	Co-President and Trustee	Since August 2025	Trustee (2025-Present); Co-President (2024-Present): the Firm, Baron Investment Funds Trust and Baron Select Funds; Analyst: the Firm (2004-Present); Portfolio Manager: Baron Partners Fund (2018-Present) and Baron WealthBuilder Fund (2020-Present); Director: the Firm (2017-Present), Baron Capital Management UK Limited (2019-Present), Baron Capital Management (DIFC) Limited (2025-Present).	23	None

Independent Trustees
Thomas J. Folliard (1965)(4),(5),(6)	Chairman and Trustee	Since August 2025	Non-Executive Chair of the Board: CarMax, Inc (2016-Present); Trustee: Baron Investment Funds Trust (2017-Present), Baron Select Funds (2017-Present); Non-Executive Chair of the Board: PulteGroup, Inc. (2023-Present).	23	Non-Executive Chair of the Baron Select Funds (2023 -Present), Director (2012-2023: PulteGroup, Inc.; Non-Executive Chair of the Board: CarMax, Inc. (2016-Present)

Abraham (Avi) Nachmany (1952)(5),(6)	Trustee	Since August 2025	Independent mutual fund industry consultant (2016- Present); Trustee: Baron Investment Funds Trust, Baron Select Funds (2020-Present)	23	None

Anita James Rival (1964)(5),(6)	Trustee	Since August 2025	Advisory Board Member: ValueAct Capital, LLC (2014-Present); Advisory Board Member: Impala Asset Management, LLC (2014-2022); Trustee: Baron Investment Funds Trust, Baron Select Funds (2013-Present).	23

Director: Golub Capital BDC, Inc. (2011-Present); Director: Golub Capital BDC 3, Inc. (2017-Present);

Director: Golub Capital BDC 4, Inc. (2021-Present); Director: Golub Capital Direct Lending Corporation (2020-Present); Golub Capital Direct Lending Unlevered Corporation (2021-Present); Golub Capital Private Credit Fund (2023-Present)

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

David A. Silverman, MD (1950)(5),(6)	Trustee	Since August 2025	Physician and Faculty: New York University School of Medicine (1976-Present); President: Harley Street Medical (2021-Present); Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	23	None

Marvelle Sullivan (1979)(4),(5),(6)	Trustee	Since August 2025	Founder and CEO: Marvelle Co. LLC (2019-Present); Trustee: Baron Investment Funds Trust, Baron Select Funds (2020-Present).	23	None

Errol Taylor (1955)(5),(6)	Trustee	Since August 2025	Trustee: Baron Investment Funds Trust and Baron Select Funds (2020-Present.	23	Trustee: New York Law School (2014-Present); Trustee: Clark Atlanta University (2017-Present)

Alejandro (Alex) Yemenidjian (1955)(4),(5),(6)	Trustee	Since August 2025	Chairman and CEO: GAST Enterprises, Ltd. (investment company) (2005 -Present); Manager: Armenco Capital LLC (investment company) (2013-Present); Trustee: Baron Investment Funds Trust (2006-Present), Baron Select Funds (2006-Present).	23	Director: Guess?, Inc. (2005-Present)

Additional Officers of the Funds
Louis Beasley (1970)	Managing Director and Chief Compliance Officer	Since August 2025	Managing Director and Chief Compliance Officer: the Firm, Baron Investment Funds Trust, Baron Select Funds, Baron USA Partners Fund Ltd. (2014-Present), Baron Emerging Markets Fund Ltd. (2016-Present)	N/A	N/A

Clifford Greenberg (1959)	Senior Managing Director and Co-Chief Investment Officer	Since August 2025	Director, Senior Managing Director and Co-Chief Investment Officer: the Firm (2020-Present); Senior Managing Director and Co-Chief Investment Officer: Baron Investment Funds Trust, Baron Select Funds (2020-Present); Portfolio Manager: Baron Small Cap Fund (1997-Present).	N/A	N/A

Patrick M. Patalino (1968)	Senior Managing Director and Chief Operating Officer	Since August 2025	Senior Managing Director: the Firm (2024-Present); Chief Operating Officer: the Firm (2025-Present); Vice President: the Firm (2007-2024), General Counsel: the Firm (2007-2025); Senior Managing Director: Baron Investment Funds Trust, Baron Select Funds (2024-Present); Vice President: Baron Investment Funds Trust, Baron Select Funds (2007-2024); Chief Legal Officer: Baron Investment Funds Trust, Baron Select Funds (2007-2025); General Counsel: Baron USA Partners Fund Ltd. (2007-Present), Baron Emerging Markets Fund Ltd. (2016-Present); Director: Baron USA Partners Fund Ltd. (2025-Present), Baron Emerging Markets Fund Ltd. (2025-Present), Baron Capital UCITS ICAV (2023-Present), Baron Capital Management (DIFC) Limited (2025-Present).	N/A	N/A

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Andrew Peck (1969)	Senior Managing Director and Co-Chief Investment Officer	Since August 2025	Director, Senior Managing Director and Co-Chief Investment Officer: the Firm (2020-Present); Senior Managing Director and Co-Chief Investment Officer: Baron Investment Funds Trust, Baron Select Funds (2020-Present); Portfolio Manager: Baron Asset Fund (2003-Present).	N/A	N/A

Christopher Snively (1984)	Managing Director, Chief Financial Officer and Treasurer	Since August 2025	Chief Financial Officer: Baron Investment Funds Trust, Baron Select Funds (2024-Present); Managing Director: the Firm (2023-Present); Managing Director and Treasurer: Baron Investment Funds Trust, Baron Select Funds (2023-Present); Chief Financial Officer: The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Return and Income Fund, Inc. (2016-2023); Director: Lazard Asset Management LLC (2021-2023, previously Senior Vice President).	N/A	N/A

Kristine Treglia (1978)	Managing Director, Chief Legal Officer and Secretary	Since August 2025	Chief Legal Officer: the Firm, Baron Investment Funds Trust, Baron Select Funds, Baron USA Partners Fund Ltd., Baron Emerging Markets Fund Ltd. (2025-present); Associate General Counsel: the Firm, Baron Investment Funds Trust, Baron Select Funds, Baron USA Partners Fund Ltd. (2006-2025, previously Senior Counsel), Baron Emerging Markets Fund Ltd. (2016-Present, previously Senior Counsel); Managing Director: the Firm, Baron Investment Funds Trust, Baron Select Funds (2013-Present); Secretary: the Firm, Baron Investment Funds Trust, Baron Select Funds (2025- Present).	N/A	N/A

(1)	The address of each Trustee and Officer of the Funds is 767 Fifth Avenue, New York, NY 10153.
(2)	Trustees deemed to be “Interested Trustees” by reason of their employment with the Adviser and BCI.
(3)	Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board when the full Board is not in session.
(4)	Members of the Audit Committee.
(5)	Members of the Nominating Committee.
(6)	Members of the Independent Trustees Committee.
(7)	David Baron and Michael Baron are sons of Ronald Baron.

The following are among some of the specific experiences, qualifications, attributes or skills that each Trustee possesses supplementing the information provided in the table above. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Adviser and Trust management, service providers and counsel, to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional practice (e.g., medicine, accounting or law), public service or academic positions; experience from service as a board member (including the Board of the

Trust) or executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. The charter for the Board’s Nominating Committee contains certain other factors considered by the Committee in identifying and evaluating potential Board member nominees. To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Adviser. The Trustees also may benefit from information provided by the Trust’s or the Adviser’s counsel. Counsel to the Independent Trustees has significant experience advising funds and fund board members. The Audit Committee of the Board and their independent legal counsel meet regularly with the Trust’s independent registered public accounting firm, and the Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Ronald Baron—Mr. Baron has served as a Trustee and Chief Executive Officer of the Trust since its inception. In addition to his tenure as Trustee and Chief Executive of the Trust, Mr. Baron has served as Trustee and Chief Executive Officer of Baron Investment Trust since 1987 and Baron Select Funds since 2003, having served as Chief Investment Officer of the Baron Select Funds since its inception in April 2003 to February 2020, as well as the portfolio manager of Baron Partners Fund, Baron Focused Growth Fund and Baron WealthBuilder Fund, each a series of the Baron Select Funds, and Baron Growth Fund, a series of Baron Investment Funds Trust. In addition, Mr. Baron was also the portfolio manager of Baron Asset Fund from its inception until 2003 and then the co-portfolio manager of Baron Asset Fund from 2003 until January of 2008. Mr. Baron has over 55 years of experience as a Wall Street analyst and has managed money for others for over 50 years.

Michael Baron—Mr. Michael Baron has served as a Trustee and Co-President of the Trust since its inception. In addition to his tenure as Trustee and Co-President of the Trust, Mr. Michael Baron has also served as a Trustee of Baron Investment Trust and Baron Select Funds since 2025 and has been the co-portfolio manager of Baron Partners Fund and Baron WealthBuilder Fund, each a series of the Baron Select Funds, since August 2018 and December 2020, respectively. Mr. Michael Baron joined Baron Capital in September 2004 as a research analyst and became co-president in 2024. From 2003 to 2004, he worked at Glenhill Capital as a research analyst.

David Baron—Mr. David Baron has served as a Trustee and Co-President of the Trust since its inception. In addition to his tenure as Trustee and Co-President of the Trust, Mr. David Baron has also served as a Trustee of Baron Investment Trust and Baron Select Funds since 2025 and has been the co-portfolio manager of Baron Focused Growth Fund, a series of the Baron Select Funds, since August 2018. Mr. David Baron joined Baron Capital in July 2005 as a research analyst and became co-president in 2024. From 2002 to 2005, he worked at Jefferies Group as a gaming analyst.

Thomas J. Folliard—Mr. Folliard has served as Trustee and Chairman of the Trust since its inception. In addition to his tenure as Trustee and Chairman of the Trust, Mr. Folliard has also served as a Trustee of Baron Investment Trust and Baron Select Funds for seven years and has served as Chairman since 2024. Mr. Folliard has served as the non-executive chair of the CarMax, Inc. board of directors since August 2016. He joined CarMax in 1993 as senior buyer and became director of purchasing in 1994. He was promoted to vice president of merchandising in 1996, senior vice president of store operations in 2000 and executive vice president of store operations in 2001. Mr. Folliard served as president and chief executive officer of CarMax from 2006 to February 2016 and retired as chief executive officer in August 2016. Mr. Folliard has served on the board of PulteGroup, Inc. from 2012 to the present and became Non-Executive Chairman in January 2023.

Anita James Rival—Ms. Rival has served as a Trustee of the Trust since its inception. In addition to her tenure as Trustee of the Trust, Ms. Rival has also served as a Trustee of the Baron Investment Trust and Baron Select Funds for over 11 years. Ms. Rival serves on the boards of Golub Capital BDC, Inc., Golub Capital BDC 3, Inc., Golub Capital BDC 4, Inc., Golub Capital Direct Lending Corporation, Golub Capital Private Credit Fund and Golub Capital Direct Lending Unlevered Corporation. She has served as an Advisory Board member of Value Act Capital, LLC since 2014. Ms. Rival was previously a Director of Trian Investors 1 Limited, an

Advisory Board Member of Impala Asset Management, LLC and a senior advisor to Magnetar Capital, a multi-strategy hedge fund. Ms. Rival was a partner and portfolio manager of Harris Alternatives, LLC, and its predecessor, Harris Associates, L.P., from 1999 until her retirement in 2009.

David A. Silverman, MD—Mr. Silverman has served as a Trustee of the Trust since its inception. In addition to his tenure as Trustee of the Trust, Dr. Silverman has served as a Trustee of Baron Investment Funds Trust for over 38 years and Baron Select Funds for over 22 years. Dr. Silverman was a Director of the New York Blood Center from 1999 to 2008. He has been attending physician at NYU/Langone Medical Center and a member of the faculty of the New York University School of Medicine since 1976. He has been President of Harley Street Medical, P.C. since 2021.

Alejandro (Alex) Yemenidjian—Mr. Yemenidjian has served as a Trustee of the Trust since its inception. In addition to his tenure as Trustee of the Trust, Mr. Yemenidjian has also served as a Trustee of the Baron Investment Funds for over 19 years and Baron Select Funds for over 18 years. Mr. Yemenidjian is Chairman of the Board and Chief Executive Officer of GAST Enterprises, Ltd. (investment company), and is Non-Executive Chairman of the Board and chairman of the compensation committee of Guess?, Inc. (clothing retailer). He served as a Director of Regal Entertainment Group (movie theatre operator), a public company, from 2005 to 2018, and was the Chairman and CEO of Tropicana Las Vegas, a hotel and casino company, from 2009 to 2015. Mr. Yemenidjian also previously served as Chairman & CEO of Metro-Goldwyn-Meyer, Inc. and as President of MGM Resorts International. Mr. Yemenidjian is a CPA and has experience preparing, auditing, analyzing, and evaluating financial statements.

Abraham (Avi) Nachmany—Mr. Nachmany has served as a Trustee of the Trust since its inception. In addition to his tenure as Trustee of the Trust, Mr. Nachmany also served as an Advisory Board Member of Baron Investment Funds Trust and Baron Select Funds from May of 2019 to May of 2020 and has been a Trustee of Baron Investment Funds Trust and Baron Select Funds since May of 2020. In addition, Mr. Nachmany is currently an independent mutual fund industry consultant and advisor. In 1986, he co-founded Strategic Insight, a thought leadership and business intelligence firm for mutual fund industry leaders, where he served in various capacities until his retirement in 2015 (including Director of Research for over 20 years).

Marvelle Sullivan—Ms. Sullivan has served as a Trustee of the Trust since its inception. In addition to her tenure as Trustee of the Trust, Ms. Sullivan served as an Advisory Board Member of Baron Investment Funds and Baron Select Funds from February of 2020 to May of 2020 and has been a Trustee of the Baron Investment Funds and Baron Select Funds since May of 2020. Ms. Sullivan is the founder and CEO of Marvelle Co., a global firm that specializes in activating strategic imperatives and transformative growth through business model innovation and sophisticated deal-making, with a focus on healthcare and technology. Prior to launching MCo, she was a Managing Director at J.P. Morgan in New York, where she forged the U.S. healthcare venture, Haven, among J.P. Morgan, Berkshire Hathaway and Amazon. She previously spent over a decade with Novartis at its headquarters in Switzerland, where, as Global Head of M&A, she was responsible for over $100 billion of transactions, including Novartis’ large-scale and multi-transaction Portfolio Transformation, and represented Novartis on the Board of its Consumer Health JV with GSK. Earlier in her career, she specialized in capital markets and M&A as an associate at the London office of the “magic circle” law firm, Allen & Overy. She also currently serves as a Board member of the London School of Economics (LSE) North American Advisory Board.

Errol Taylor—Mr. Taylor has served as a Trustee of the Trust since its inception. In addition to his tenure as Trustee of the Trust, Mr. Taylor has served as a Trustee of the Baron Investment Funds Trust and Baron Select Funds since December of 2020. Mr. Taylor is a former partner of Milbank LLP, where he led the biopharma intellectual property law practice and chaired the Diversity Committee. Prior to joining Milbank, Mr. Taylor served on the executive committee of Fitzpatrick, Cella, Harper and Scinto LLP. Before becoming a lawyer, Mr. Taylor worked as a scientist conducting preclinical research for Bristol-Myers Squibb Company. Mr. Taylor specializes in advising companies regarding complex technology protection and transactions and has decades of experience representing companies in multinational technology litigation. He has served as lead counsel in litigations regarding some of the world’s largest pharmaceutical products. Mr. Taylor is an adjunct professor of law at New York Law School, and currently serves on the boards of Clark Atlanta University and New York Law School.

The Board believes that the foregoing specific experiences, qualifications, attributes and skills of each Trustee have prepared them to be effective Trustees. The Board also believes that such qualities demonstrate that its members have the ability to exercise effective business judgment in the performance of their duties.

Compensation.

Baron ETF Trust, Baron Select Funds and Baron Investment Funds Trust (the “Fund Complex”) pay each Independent Trustee annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $215,000 with the Chairman of the Trust receiving an additional $50,000. An additional $60,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation for serving on the Audit Committee. An additional $12,500 per annum is paid to the Audit Committee Chairperson. The Interested Trustees and Officers receive no direct remuneration in such capacity from the Funds.

The Trustees of the Funds received the following compensation from the Funds for the fiscal year ended December 31, 2025 and from the Fund Complex for the calendar year ended December 31, 2025:

Name	Aggregate Compensation From the Funds[1]	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees

Interested Trustees:

Ronald Baron	N/A	N/A	N/A	N/A

David Baron	N/A	N/A	N/A	N/A

Michael Baron	N/A	N/A	N/A	N/A

Independent Trustees:

Anita James Rival	$828	N/A	N/A	$275,000

David Silverman	$851	N/A	N/A	$275,000

Alejandro (Alex) Yemenidjian	$903	N/A	N/A	$300,000

Thomas Folliard	$900	N/A	N/A	$337,500

Abraham (Avi) Nachmany	$828	N/A	N/A	$275,000

Marvelle Sullivan	$959	N/A	N/A	$287,500

Errol Taylor	$828	N/A	N/A	$275,000

[1]	During the period from December 12, 2025 (commencement of operations) through December 31, 2025.

Board Committees.

The Board has established four committees: Audit Committee; Executive Committee; Nominating Committee; and Independent Board Members. The Audit Committee recommends to the full Board the engagement or discharge of the Funds’ independent accountants; directs investigations into matters within the scope of the independent accountants’ duties; reviews with the independent accountants the results of the audit; and reviews the independence of the independent accountants. The Audit Committee is currently comprised of the following members: Alex Yemenidjian, Thomas Folliard, and Marvelle Sullivan. The Audit Committee met once during the fiscal year ended December 31, 2025.

The Executive Committee is empowered to exercise all of the powers, including the power to declare dividends, of the full Board when the full Board is not in session. The Executive Committee is currently comprised of the following members: Ronald Baron, David Baron and Michael Baron. Members of the Executive Committee serve on the committee without compensation. The Executive Committee met once during the fiscal year ended December 31, 2025.

The Nominating Committee recommends to the full Board those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders’ meeting. The Nominating Committee does not normally consider candidates proposed by shareholders for election as Trustees. The Nominating Committee is currently comprised of all Independent Trustees. Members of the Nominating Committee serve on the committee without compensation. The Nominating Committee met once during the fiscal year ended December 31, 2025.

The Independent Board Members Committee discusses various Fund matters, including the advisory agreement and distribution plan. The Independent Board Members Committee is comprised of all Independent Trustees. Members of the Independent Committee serve on the committee without compensation. The Independent Board Members Committee met once during the fiscal year ended December 31, 2025.

Trustee Ownership of Fund Shares.

The following table shows the dollar range of shares beneficially owned by each Trustee as of December 31, 2025:

Name of Trustee		Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Interested Trustees:
Ronald Baron	Baron First Principles ETF Baron Global Durable Advantage ETF Baron SMID Cap ETF Baron Financials ETF Baron Technology ETF Baron Emerging Markets Select ETF	$100,000 $50,001-$100,000 >$100,000 >$100,000 >$100,000 None	>$100,000
David Baron	Baron First Principles ETF Baron Global Durable Advantage ETF Baron SMID Cap ETF Baron Financials ETF* Baron Technology ETF* Baron Emerging Markets Select ETF	$10,001-$50,000 <$10,000 <$10,000 $50,001-$100,000 $10,001-$50,000 None	>$100,000

Name of Trustee		Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Michael Baron	Baron First Principles ETF Baron Global Durable Advantage ETF Baron SMID Cap ETF Baron Financials ETF Baron Technology ETF Baron Emerging Markets Select ETF	>$100,000 $50,001-$100,000 None $50,001-$100,000 >$100,000 None	>$100,000

Independent Trustees:
Anita James Rival	Baron First Principles ETF Baron Global Durable Advantage ETF Baron SMID Cap ETF Baron Financials ETF Baron Technology ETF Baron Emerging Markets Select ETF	None None None None None	>$100,000
David Silverman	Baron First Principles ETF Baron Global Durable Advantage ETF Baron SMID Cap ETF Baron Financials ETF Baron Technology ETF Baron Emerging Markets Select ETF	None None None None None None	>$100,000
Alejandro (Alex) Yemenidjian	Baron First Principles ETF Baron Global Durable Advantage ETF Baron SMID Cap ETF Baron Financials ETF Baron Technology ETF Baron Emerging Markets Select ETF	None None None None None None	>$100,000
Thomas Folliard	Baron First Principles ETF Baron Global Durable Advantage ETF Baron SMID Cap ETF Baron Financials ETF Baron Technology ETF Baron Emerging Markets Select ETF	None None None None None None	>$100,000
Abraham (Avi) Nachmany	Baron First Principles ETF Baron Global Durable Advantage ETF Baron SMID Cap ETF Baron Financials ETF Baron Technology ETF Baron Emerging Markets Select ETF	$50,001-$100,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000 None	>$100,000
Marvelle Sullivan	Baron First Principles ETF Baron Global Durable Advantage ETF Baron SMID Cap ETF Baron Financials ETF Baron Technology ETF Baron Emerging Markets Select ETF	None None None None None None	$0

Name of Trustee		Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Errol Taylor	Baron First Principles ETF Baron Global Durable Advantage ETF Baron SMID Cap ETF Baron Financials ETF Baron Technology ETF Baron Emerging Markets Select ETF	None None None None None None	$50,001-$100,000

The Independent Trustees do not own any securities of the Adviser, the Distributor or any other entity controlling, controlled by or under common control with the Adviser or Distributor.

Code of Ethics.

The Funds, the Adviser and the Distributor have adopted a written Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Code of Ethics prohibits employees from investing in securities held by the Funds.

Proxy Voting Policies and Procedures.

The Funds have delegated all decision making on proxy voting to the Adviser. The Adviser makes its own independent voting decisions, although it may consider recommendations from third parties in its decision-making process. The Adviser makes voting decisions solely in the best interests of the Funds and their shareholders. It is the policy of the Adviser in voting proxies to vote each proposal with the goal of maximizing long-term investment returns for the Funds.

The Adviser uses guidelines which are reviewed quarterly by a Proxy Review Committee established by the Adviser. While the Adviser makes investment decisions based, in part, on the strength of a company’s management team, it will not automatically support management proposals if such proposals are inconsistent with the Adviser’s Proxy Voting Policies and Procedures.

If it is determined that there is a potential material conflict of interest between the interests of the Adviser and the interests of a Fund, the Proxy Review Committee will review the matter and may either (i) request that the Fund consent to the Adviser’s vote, (ii) vote in accordance with the published recommendations of an independent proxy voting service or (iii) appoint an independent third party to vote.

A full copy of the Adviser’s Proxy Voting Policies and Procedures is available on the Baron Funds® website, www.BaronCapitalGroup.com under the “Regulatory Documents” link at the bottom left corner of the homepage. The Predecessor Funds’ most current Proxy Voting Record on Form N-PX for the twelve months ended June 30, 2025 is also available on the Baron Funds® website or on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons and Principal Holders.

Although the Funds do not have information concerning their beneficial ownership held in the names of DTC Participants (as defined in “Book Entry Only System”), to the best knowledge of the Funds, as of March 31, 2026, the following DTC Participants and other Baron funds owned of record 5% or more of the outstanding shares of a Fund.

	Record Holders
	Baron First Principles ETF		Baron Global Durable Advantage ETF		Baron SMID Cap ETF		Baron Financials ETF	Baron Technology ETF	Baron Emerging Markets Select ETF
Charles Schwab & Co., Inc., San Francisco, CA	33.26	%*	42.30	%*	38.09	%*	43.02%*	24.11%	-
National Financial Services Corp., Jersey City, NJ	15.91%		30.64	%*	16.16%		6.02%	16.70%	-
Baron WealthBuilder Fund, New York, NY	-		-		38.18	%*	23.67%	-	-
Pershing LLC, Jersey City, NJ	-		-		-		-	40.11%*	-
JP Morgan Securities LLC, Brooklyn, NY	-		19.65%		-		21.37%%	-	-
LPL Financial, San Diego, CA	-		-		-		-	5.80%	-
Bank of America, New York, NY	-		18.24%		-		-	-	-

*	As of March 31, 2026, the persons listed above were known to the Funds to be the record owners of more than 25% of the voting securities of the Funds, as applicable.

Management Ownership.

Except for Mr. Ronald Baron and related family accounts, BCM, and BAMCO, the above record owners are brokerage firms or other financial institutions that hold stock for the benefit of their respective customers. As of March 31, 2026, the Trustees and officers of Baron ETF Trust owned, in the aggregate, 49.00% of Baron Global Durable Advantage ETF, 12.23% of Baron SMID Cap ETF, and 25.99% of Baron Financials ETF.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser.

The Adviser to the Funds, BAMCO, is a New York corporation with its principal offices at 767 Fifth Avenue, New York, NY 10153 and a subsidiary of BCG. Mr. David Baron and Mr. Michael Baron are the controlling stockholders of BCG.

For its services, Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, Baron Technology ETF and Baron Emerging Markets Select ETF has agreed to pay the Adviser an investment management fee at the annual rate set forth below as a percentage of the Fund’s average daily net assets:

Fund
Baron First Principles ETF	1.00%
Baron Global Durable Advantage ETF	0.75%
Baron SMID Cap ETF	0.75%
Baron Financials ETF	0.80%
Baron Technology ETF	0.75%
Baron Emerging Markets Select ETF	0.80%

The Board has approved a unitary management fee structure for each Fund. Under the unitary management fee structure, the Adviser will pay all expenses of each Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, Baron First Principles ETF’s line of credit expenses and extraordinary expenses. The imposition of the Adviser’s fees, as well as any other operating expenses not borne by the Adviser as described above, will have the effect of reducing the total return to investors. From time to time, the Adviser may waive receipt of its fees, which would have the effect of lowering each Fund’s overall expense ratio and increasing total return to investors at the time such amounts are waived or assumed, as the case may be.

For the fiscal year ended December 31, 2025, the advisory fees for each Fund paid to the Adviser were as follows:

Gross Advisory Fees
Baron First Principles ETF1	$31,997
Baron Global Durable Advantage ETF[1]	607
Baron SMID Cap ETF[1]	1,514
Baron Financial ETF[2]	552,885
Baron Technology ETF[2]	702,572

[1]	Each of Baron First Principles ETF, Baron Global Durable Advantage ETF and Baron SMID Cap ETF commenced operations on December 12, 2025.
[2]

As of the close of business on December 12, 2025, each of Baron FinTech Fund and Baron Technology Fund (each, a “Predecessor Fund”) reorganized into Baron Financials ETF and Baron Technology ETF, respectively. Accordingly, the amount of fees incurred prior to that date reflect the fees incurred by the applicable Predecessor Fund.

As of the close of business on December 12, 2025, Baron FinTech Fund was reorganized into Baron Financials ETF and Baron Technology Fund was reorganized into Baron Technology ETF. Accordingly, the information shown below is for each Predecessor Fund.

For the fiscal years ended December 31, 2025, 2024, and 2023, the advisory fees for each Predecessor Fund, the amounts waived and, if necessary, reimbursed by the Adviser, and the net fees paid to the Adviser were as follows:

	2025
	Gross Advisory Fees	Amounts Waived/ Reimbursed	Net Advisory Fees
Baron FinTech Fund	$552,885	$(93,513)	$459,372
Baron Technology Fund	702,572	(113,450)	589,122

	2024
	Gross Advisory Fees	Amounts Waived/ Reimbursed	Net Advisory Fees
Baron FinTech Fund	507,338	(123,400)	383,938
Baron Technology Fund	263,040	(150,521)	112,519

	2023
	Gross Advisory Fees	Amounts Waived/ Reimbursed	Net Advisory Fees
Baron FinTech Fund	400,280	(141,322)	258,958
Baron Technology Fund	45,394	(187,029)	(141,635)

The Adviser utilizes the staffs of BCG and its subsidiary BCM to provide research. Directors, Officers or employees of the Adviser and/or its affiliates may also serve as Officers or Trustees of the Funds or of other funds managed by the Adviser. BCM is an investment adviser to institutional and individual accounts. Clients of BCM and the other funds managed by the Adviser have investment goals which may or may not vary from those of each other and of the Funds. BCM and the Adviser invest in substantially similar or the same securities as the Funds, other client accounts and in the accounts of principals and employees of BCM and its affiliates. When the same securities are purchased for or sold by the Funds and any of such other accounts, it is the policy of the Adviser and BCM to allocate such transactions in a manner deemed equitable by the Adviser. All personal trading by employees is subject to the Code of Ethics of the Funds and the Adviser. In certain circumstances, the Adviser may make investments for the Funds that conflict with investments being made by BCM. The Adviser may also make investment decisions for the Funds that are inconsistent with the investment decisions for other Funds it manages.

Each Management Agreement provides that the Funds may use “Baron” as part of its name for so long as the Adviser serves as the investment adviser to the Funds. The Funds acknowledge that the word “Baron” in its name is derived from the name of the entities controlling, directly or indirectly, the Adviser, which derive their name from Ronald Baron, that such name is the property of the Adviser and its affiliated companies for copyright and/or other purposes, and that if for any reason the Adviser ceases to be the Funds’ investment adviser, the Funds will promptly take all steps necessary to change their name to one that does not include “Baron,” unless they receive the Adviser’s written consent to continue using the name.

Each Management Agreement provides that the Adviser shall have no liability to the Funds or their shareholders for any error of judgment or mistake of law or for any loss suffered by the Funds on account of any action taken in good faith, provided that the Adviser shall not be protected against liabilities arising by virtue of willful misfeasance, bad faith or gross negligence, or reckless disregard of the Adviser’s obligations under the Advisory Agreements.

Each Management Agreement is terminable without penalty by the relevant Fund (when authorized by a majority vote of the shareholders or the Trustees) or the Adviser on 60 days’ written notice. The Management Agreements shall automatically terminate in the event of their “assignment” (as defined by the 1940 Act).

Principal Underwriter.

The Funds have a distribution agreement with BCI with its principal offices located at 767 Fifth Avenue, New York, NY 10153. BCI is an affiliate of BAMCO.

Distribution and Servicing Agreements.

The Board has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to shares will be reduced by the amount of distribution fees and service fees and other expenses of the Fund.

Other Service Providers.

Administrator, Custodian and Transfer Agent.

State Street Bank and Trust Company (“SSBT”), One Congress Street, Suite 1, Boston, MA 02114-2016, provides certain administrative and tax services to the Funds pursuant to an agreement with the Trust. Each Fund bears the cost of such services. Fees are based on a fixed amount.

SSBT also serves as the Trust’s custodian and, among other things, maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and disburses the Fund’s assets in payment of its expenses. Fees are based on a percentage of net assets plus additional charges for specific services and out of pocket expenses. The custodian does not determine the investment policies of any Fund or decide which securities any Fund will buy or sell.

In addition, SSBT serves as the Trust’s transfer agent. Under a transfer agency agreement with the Trust, SSBT arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Funds and the payment of dividends and distributions payable by the Funds. For its services, SSBT receives a monthly fee computed on the basis of Fund net assets and/or the number of shareholder accounts it maintains, and is reimbursed for certain out-of-pocket expenses.

Independent Registered Public Accounting Firm.

PricewaterhouseCoopers LLP (“PwC”), 300 Madison Avenue, New York, NY 10017 is the independent registered public accounting firm for the Funds. In addition to providing audit services, PwC assists in the review of, and signs as paid preparer for, the Funds’ federal and state tax returns.

These institutions are not responsible for investment decisions of the Funds.

Securities Lending.

SSBT, acting either directly or through any State Street Affiliates (collectively, “State Street”) serves as securities lending agent for each Fund and in that role administers each Fund’s securities lending program pursuant to the terms of a securities lending agency agreement entered into between the Trust and State Street. As administered by State Street, available securities from each Fund’s portfolio are furnished to borrowers through security-by-security loans effected by State Street as lending agent on behalf of each Fund.

State Street is responsible for the administration and management of each Fund’s securities lending program, including the preparation and execution of a participant agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented with the Funds’ custodian, ensuring that loaned securities are daily valued and that the corresponding required cash collateral is delivered by the borrower(s), and arranging for the investment of cash collateral received from borrowers in accordance with each Fund’s investment guidelines.

State Street receives as compensation for its services a portion of the amount earned by each Fund for lending securities. The Funds have a limited operating history and therefore have not incurred any fees or payments resulting from lending securities.

The Funds did not earn income or incur any costs or expenses relating to their respective securities lending programs during their most recent fiscal year ended December 31, 2025.

PORTFOLIO MANAGERS

Ronald Baron is the co-manager of Baron First Principles ETF.

Michael Baron is the co-manager of Baron First Principles ETF.

David Baron is the co-manager of Baron First Principles ETF.

Alex Umansky is the co-manager of Baron Global Durable Advantage ETF.

Guy Tartakovsky is the co-manager of Baron Global Durable Advantage ETF.

Randolph Gwirtzman is the co-manager of Baron SMID Cap ETF.

Laired Bieger is the co-manager of Baron SMID Cap ETF.

Josh Saltman is the portfolio manager of Baron Financials ETF.

Michael Lippert is the co-manager of Baron Technology ETF.

Ashim Mehra is the co-manager of Baron Technology ETF.

Michael Kass is the portfolio manager of Baron Emerging Markets Select ETF.

Other Accounts Managed.

As of December 31, 2025:

Portfolio Manager	Type of Account	Number of Additional Accounts	Total Assets (millions)	Number of Additional Accounts Subject to a Performance Fee	Total Assets (millions) Subject to a Performance Fee
Ronald Baron	Registered Investment Companies	5	$17,640	0	$-
	Other pooled investment vehicles	5	$5,678	0	$-
	Other Accounts	22	$3,127	0	$-
Michael Baron	Registered Investment Companies	2	$10,247	0	$-
	Other pooled investment vehicles	1	$16	0	$-
	Other Accounts	5	$2,304	0	$-
David Baron	Registered Investment Companies	1	$3,418	0	$-
	Other pooled investment vehicles	0	$0	0	$-
	Other Accounts	2	$1,903	0	$-
Alex Umansky	Registered Investment Companies	3	$2,055	0	$-
	Other pooled investment vehicles	5	$229	0	$-
	Other Accounts	4	$22	0	$-
Guy Tartakovsky	Registered Investment Companies	0	$0	0	$-
	Other pooled investment vehicles	0	$0	0	$-
	Other Accounts	0	$0	0	$-
Randolph Gwirtzman	Registered Investment Companies	1	$1,893	0	$-
	Other pooled investment vehicles	1	$373	0	$-
	Other Accounts	4	$356	0	$-

Portfolio Manager	Type of Account	Number of Additional Accounts	Total Assets (millions)	Number of Additional Accounts Subject to a Performance Fee	Total Assets (millions) Subject to a Performance Fee
Laird Bieger	Registered Investment Companies	1	$1,893	0	$-
	Other pooled investment vehicles	1	$373	0	$-
	Other Accounts	4	$356	0	$-
Josh Saltman	Registered Investment Companies	0	$0	0	$-
	Other pooled investment vehicles	0	$0	0	$-
	Other Accounts	0	$0	0	$-
Michael Lippert	Registered Investment Companies	1	$1,798	0	$-
	Other pooled investment vehicles	1	$0	0	$-
	Other Accounts	4	$27	0	$-
Ashim Mehra	Registered Investment Companies	0	$0	0	$-
	Other pooled investment vehicles	0	$0	0	$-
	Other Accounts	0	$0	0	$-
Michael Kass	Registered Investment Companies	4	$4,099	0	$0
	Other pooled investment vehicles	2	$248	0	$0
	Other Accounts	0	$0	0	$0

Potential Conflicts of Interest.

Conflicts of interest could arise in connection with managing the Funds along with other Baron Funds® and the accounts of other clients of the Adviser and of clients of the Adviser’s affiliated investment adviser, BCM. Because of market conditions, client investment restrictions, Adviser imposed investment guidelines and the consideration of factors such as cash availability and diversification considerations, not all investment opportunities will be available to the Funds and all clients at all times. The Adviser has joint trading policies and procedures designed to ensure that no Fund or client is systematically given preferential treatment over time. The Funds’ Chief Compliance Officer monitors allocations for consistency with this policy and reports to the Board annually. Because an investment opportunity may be suitable for multiple accounts, the Funds may not be able to take full advantage of that opportunity because the opportunity may be allocated among many or all of the Funds and accounts of clients managed by the Adviser and its affiliate.

To the extent that the Funds’ portfolio manager has responsibilities for managing other client accounts, the portfolio manager may have conflicts of interest with respect to his time and attention among relevant accounts. In addition, differences in the investment restrictions or strategies among a Fund and other accounts may cause the portfolio manager to take action with respect to another account that differs from the action taken with respect to the Funds. In some cases, another account managed by the portfolio manager may provide more revenue to the Adviser. While this may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, the Adviser takes all necessary steps to ensure that the portfolio manager endeavors to exercise his discretion in a manner that is equitable to the Funds and other accounts.

The Adviser believes that it has policies and procedures in place that address the Funds’ potential conflicts of interest. Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocations of orders for execution to brokers and portfolio performance dispersion review), disclosure of confidential information and employee trading.

Compensation.

Mr. Ronald Baron has an employment agreement that includes a fixed base salary and a performance bonus, the ultimate amount of which is determined by the Compensation Committee of the BCG Board of Directors, in

its sole discretion. The terms of his contract are based on Mr. Baron’s role as the Firm’s Founder and Chief Executive Officer, and his position as portfolio manager for the majority of the Firm’s assets under management. Consideration is given to Mr. Baron’s reputation, the long-term performance records of the Funds under his management and the profitability of the Firm.

The compensation for Messrs. M. Baron, D. Baron, Umansky, Tartakovsky, Gwirtzman, Bieger, Saltman, Lippert and Mehra includes a base salary and an annual bonus that is based, in part, on the amount of assets they manage, as well as their individual long-term investment performance, their overall contribution to the Firm and the Firm’s profitability.

Ownership of Portfolio Managers.

As of December 31, 2025, the Portfolio Manager ownership of Fund shares was:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned

Ronald Baron	Baron First Principles ETF	$100,001 - $500,000

Michael Baron	Baron First Principles ETF	$100,001 - $500,000

David Baron	Baron First Principles ETF	$100,001 - $500,000

Alex Umansky	Baron Global Durable Advantage ETF	$100,001 - $500,000

Guy Tartakovsky	Baron Global Durable Advantage ETF	$500,001 - $1,000,000

Randolph Gwirtzman	Baron SMID Cap ETF	Over $1,000,000

Laird Bieger	Baron SMID Cap ETF	Over $1,000,000

Josh Saltman	Baron Financials ETF	Over $1,000,000

Michael Lippert	Baron Technology ETF	$100,001 - $500,000

Ashim Mehra	Baron Technology ETF	Over $1,000,000

Michael Kass	Baron Emerging Markets Select ETF	-

Net Asset Value.

As more fully set forth in the Prospectus under “How Your Shares are Priced,” the net asset value per share (“NAV”) of each Fund is calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAV is calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. The Exchange is open all weekdays that are not holidays. Annually, the Exchange publishes the holidays on which it will be closed. The most recent announcement states it will not be open on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Securities traded on more than one national securities exchange are valued at the last sale prices of the day as of which such value is being determined as reflected at the close of the exchange that is the principal market for such securities. For Securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day.

U.S. Government obligations, money market instruments, and other debt instruments having 60 days or less remaining until maturity generally are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from an independent pricing service or at the mean between the bid and ask prices from a dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Money market instruments held by the Funds with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security, or in the opinion of the board or a committee or other persons designated by the board, the amortized cost method would not represent fair value. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser uses a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other funds may adjust the prices of their securities by different amounts.

DESCRIPTION OF SHARES AND VOTING RIGHTS

Fund shares will trade on the Exchange at market prices that may be below, at or above NAV. Fund are redeemable only in Creation Units and, generally, in exchange for portfolio securities and a specified cash payment.

Under the Trust’s Amended and Restated Declaration of Trust, dated as of October 2, 2025 (“Declaration of Trust”), the Trustees have full power and authority, in their sole discretion, and without obtaining any authorization or vote of the shareholders of any series, to, among other things, (i) divide the beneficial interest in each series into shares, with or without par value as the Trustees shall determine (provided that unless the Trustees shall otherwise determine, all shares shall have a par value of $0.001), (ii) to issue shares without limitation as to number (including fractional shares and shares held in the treasury), to such persons and for such amount and type of consideration, including cash or securities (or any combination thereof), at such time or times and on such terms as the Trustees may deem appropriate, (iii) to establish, designate and classify and to fix such preferences, voting powers, rights, duties and privileges and business purpose of each series as the Trustees may from time to time determine, which preferences, voting powers, rights, duties and privileges may be senior or subordinate to (or in the case of business purpose, different from) any existing series and may be limited to specified property or obligations of the Trust or profits and losses associated with specified property or obligations of the Trust, (iv) to classify or reclassify or to change in any manner any shares of the Trust or any series into shares of one or more series (whether the shares to be classified, reclassified or changed are issued and outstanding or unissued and whether such shares constitute part or all of the shares of the Trust or such series), (v) to change the name of any series thereof, (vi) to dissolve and terminate any one or more series thereof and (vii) to take such other action with respect to the shares of the Trust or any series as the Trustees may deem desirable. The Declaration of Trust provides that all liabilities held with respect to a particular series and all expenses, costs, charges and reserves attributable to that series shall be enforceable against the assets held with respect to such series only and not against the assets of the Trust generally or against the assets held with respect to any other series and none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Trust generally or any other series thereof shall be enforceable against the assets held with respect to such series, except that any general liabilities of the Trust that are not readily identifiable as being held with respect to any particular series shall be allocated and charged by the Trustees to and among any one or more of the series in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. Subject to the Declaration of Trust, each share of the Trust or any series shall represent an equal beneficial interest in the net assets of the Trust or such series, and each shareholder of the Trust or any series shall be entitled to receive such shareholder’s pro rata share of distributions of income and capital gains, if any, made with respect to the Trust or such series. The Declaration of Trust further provides that ownership of shares shall not make any shareholder a third-party beneficiary of any contract or agreement entered into by the Trust or any series and shareholders shall have no rights, privileges, claims, or remedies under any contract or agreement.

As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of shares. Additional series may be added in the future. When issued for the consideration described in the Funds’ Prospectus, shares are duly authorized, fully paid and non-assessable. The Trustees have the power, however, to cause each shareholder, or each shareholder of any particular series, to pay directly, in advance or arrears, for charges of the Trust’s custodian or transfer, shareholder servicing or similar agent, an amount fixed from time to time by the Trustees, by setting off such charges due from such shareholder from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder. All shares are freely transferable and have no preemptive, subscription or conversion rights. The Trustees may require shareholders to redeem shares for any reason as determined by the Trustees, in their sole discretion, or otherwise in accordance with the Declaration of Trust.

The 1940 Act requires that where more than one series of shares exists, each series must be preferred over all other series in respect of assets specifically allocated to such series. In addition, Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless the interests of each series in the matter are substantially identical or the matter does not affect any interest of such series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal underwriter contracts and the election of trustees from the separate voting requirements of Rule 18f-2.

As determined by the Trustees without the vote or consent of shareholders, on any matter submitted to a vote of shareholders, either (i) each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote or (ii) each dollar of net asset value of the shares, in each case determined at the close of business on the record date or such other time as may be determined by the Trustees, shall be entitled to one vote on any matter on which such shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. In the absence of any designation to the contrary, each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. The Trust is not required to hold annual meetings of shareholders for the election of Trustees or the transaction of any other business except as required by the 1940 Act or other applicable federal law, or as otherwise determined by the Trustees, in their sole discretion, and the Trust does not intend to hold such meetings. All shares of the Trust then entitled to vote shall be voted in aggregate on any matters submitted to a vote of the shareholders, except (i) when required by the 1940 Act, shares shall be voted by individual series and (ii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series thereof, may be called by the Trustees, certain officers or upon the request of shareholders as provided in the Trust’s By-Laws. A meeting of shareholders will be held to vote on the removal of a Trustee or Trustees if requested in writing by holders of not less than 10% of the outstanding shares of the Trust. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees, if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters set forth in the Declaration of Trust and such other matters as the Trustees may otherwise consider necessary or desirable in their sole discretion. The Trust’s By-Laws provide that Trustees shall be elected by a vote of a plurality of the votes cast by shareholders present in person or by proxy and all other matters shall be decided by a majority of the votes cast by shareholders present in person or by proxy, provided that, if the matter to be voted on is one for which an express provision of the 1940 Act requires a different vote, then such matter shall be decided by the vote required by the 1940 Act.

The Declaration of Trust provides for indemnification of “covered persons” of the Trust as described in “Management of the Trust-Trustee and Officer Indemnification” above. Under Delaware Law, the shareholders of a series are not generally subject to liability for the debts or obligations of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason, the shareholder or former shareholder (or the shareholder’s heirs, executors, administrators, legal representatives or general successors) shall be entitled out of the assets belonging to the applicable series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, acting on behalf of any affected series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series. The Declaration of Trust also provides that neither the Trust nor the applicable series shall be responsible for satisfying any obligation arising from such a claim that has been settled by a shareholder without the prior written notice to, and consent of, the Trust. The Declaration of Trust further provides that, except as otherwise specifically provided in the Declaration of Trust or By-Laws of the Trust, the Trust shall have no obligation to indemnify or hold harmless any shareholder against any loss or expense arising under any circumstances whether in connection with a proceeding of any kind or otherwise.

The Declaration of Trust states that the Trust shall continue without limitation of time but the Trust may be dissolved at any time by the Trustees (without shareholder approval) and any series may be dissolved at any time by the Trustees (without shareholder approval). In addition, the Declaration of Trust provides that the Trustees may take other actions without shareholder approval such as to (i) cause the Trust to convert to or merge, reorganize or consolidate with or into one or more trusts, partnerships, limited liability companies, associations, corporations or other business entities (or a series of any of the foregoing to the extent permitted by law), to the extent permitted by law, and that, in the case of any trust, partnership, limited liability company, association, corporation or other business entity created by the Trustees to accomplish such conversion, merger, reorganization or consolidation, may (but need not) succeed to or assume the Trust’s registration under the 1940 Act and that, in any case, is formed, organized or existing under the laws of the United States or of a state, commonwealth, possession or colony of the United States, (ii) sell or convey all or substantially all of the assets of the Trust or any series to another series of the Trust or to another trust, partnership, limited liability company, association, corporation or other business entity (or a series of any of the foregoing to the extent permitted by law), organized under the laws of the United States or of any state, commonwealth, possession or colony of the United States and, in the case of any trust, partnership, limited liability company, association, corporation or other business entity created by the Trustees to accomplish such sale and conveyance, may (but need not) succeed to or assume the Trust’s registration under the 1940 Act, for adequate consideration as determined by the Trustees that may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent of the Trust or any affected series, and that may include shares of such other series of the Trust or shares of beneficial interest, stock or other ownership interest of such trust, partnership, limited liability company, association, corporation or other business entity (or series thereof), (iii) at any time sell or convert into money all or any part of the assets of the Trust or any series, (iv) cause the Trust, or any one or more of its series, to cease listing its shares on a securities exchange and to cease operating as an “exchange-traded” open-end management investment company, in reliance on certain exemptions under the 1940 Act, or (v) cause the Trust, or any one or more of its series, to modify its investment objective and/or strategy.

The Declaration of Trust and By-Laws may be amended and/or restated from time to time subject to their terms and by the Trustees. The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote or consent. However, shareholders of the Trust have the right to vote on any amendment (i) as determined by the Trustees in their sole discretion or (ii) as required by federal law, including the 1940 Act, but only to the extent so required.

In addition to certain requirements under Delaware law, the Trust’s charter documents contain provisions regarding derivatives claims of shareholders, as described in each Fund’s Prospectus entitled “Derivative Actions.”

TAXATION OF THE FUNDS

The Prospectus contains information about the U.S. federal income tax consequences of ownership of shares. Certain supplementary information is presented below. References below to the “Fund” apply to each of the Funds described in the Prospectus.

U.S. Federal Income Taxation.

The following information is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Regulations, administrative rulings and judicial decisions as of the date hereof, all of which may be changed either retroactively or prospectively. This discussion does not address all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances (such as alternative minimum tax consequences or Medicare contribution tax consequences) or to shareholders subject to special treatment under U.S. federal income tax laws (such as certain financial intermediaries, insurance companies, dealers in stock or securities, tax-exempt organizations, persons who have entered into hedging transactions with respect to shares of the Fund and persons who borrow in order to acquire shares). Prospective shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

This discussion addresses only shareholders who hold Fund shares as capital assets within the meaning of Section 1221 of the Code (generally, for investment). Except where specifically addressing foreign shareholders, this discussion assumes that the shareholder is (i) an individual who is a citizen or resident of the United States; (ii) a corporation, or other entity treated as a corporation for U.S. federal income tax purposes, that was created or organized in or under the laws of the United States, any state therein or the District of Columbia; or (iii) an estate or trust the income of which is subject to U.S. federal income taxation regardless of its source. If an entity that is classified as a partnership for U.S. federal income tax purposes holds shares of the Fund, the U.S. federal income tax treatment of a partner will generally depend on the status of the partner and the activities of the partnership. Partnerships holding Fund shares and partners in such partnerships should consult their tax advisors as to the particular U.S. federal income tax consequences to them of holding and disposing of such shares.

Tax Status of the Funds.

The Fund will elect, and intends to qualify annually, as a regulated investment company under Subchapter M of the Code. Qualification as a regulated investment company requires, among other things, that (a) at least 90% of the Fund’s annual gross income be derived from interest; dividends; payments with respect to certain securities loans; gains from the sale or other disposition of stock, securities or foreign currencies; other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and net income from interests in “qualified publicly traded partnerships,” as defined in the Code (any such income “Qualifying Income”); and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), of two or more issuers (other than other regulated investment companies) that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more “qualified publicly traded partnerships.” For purposes of the 90% Qualifying Income requirement described above, foreign currency gains will generally be treated as Qualifying Income under current U.S. federal income tax law. However, the Code expressly provides the U.S. Treasury with authority to issue regulations that would exclude foreign currency gains from Qualifying Income if such gains are not directly related to a RIC’s business of investing in stock or securities (or options or futures with respect to stocks or securities). While to date the U.S. Treasury has not exercised this regulatory authority, there can be no assurance that it will not issue regulations in the future (possibly with retroactive application) that would treat some or all of a Fund’s foreign currency gains as non-Qualifying Income.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income that is distributed to shareholders, provided that the Fund distributes to its shareholders at least the sum of 90% of its “investment company taxable income” (determined prior to the deduction for dividends paid by the Fund) and 90% of its net tax-exempt interest income for each taxable year. The Fund’s “investment company taxable income” for any taxable year is its taxable income, determined without regard to net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) for such taxable year and with certain other adjustments. Assuming that the Fund meets the 90% distribution requirement, it will generally be subject to tax at regular U.S. federal corporate income tax rates only on any income or gain that it does not distribute in a timely manner.

The Fund intends to make sufficient distributions in a timely manner in order to ensure that it will not be subject to the nondeductible 4% U.S. federal excise tax that is imposed on certain undistributed income of regulated investment companies. In general, in order for the Fund to avoid the 4% U.S. federal excise tax, the Fund must distribute in each calendar year at least (i) 98% of its ordinary income for the calendar year, (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 of the calendar year and (iii) any ordinary income and capital gains for previous years that were not distributed during those years. For purposes of determining whether the Fund has met this distribution requirement, (i) certain ordinary gains and losses that would otherwise be taken into account for the portion of the calendar year after October 31 will be treated as arising on January 1 of the following calendar year and (ii) the Fund will be deemed to have distributed any income or gains on which it has paid U.S. federal income tax.

If for any taxable year the Fund did not qualify for the special U.S. federal income tax treatment afforded to regulated investment companies (for example, by not meeting the 90% distribution requirement described above), all of its taxable income would be subject to U.S. federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) and all distributions out of its current or accumulated earnings and profits would be taxable as dividend income. In such event, provided that a shareholder satisfied the applicable holding period and other requirements with respect to his shares, dividend distributions would be eligible for the dividends-received deduction in the case of a corporate shareholder, and if received by a non-corporate shareholder would be taxable to the shareholder as “qualified dividend income,” which is subject to tax at the rates applicable to long-term capital gain (currently, a maximum rate of 20%). In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company. However, if the Fund fails to satisfy the income test or diversification test described above, the Fund may be able to avoid losing its status as a regulated investment company by timely providing notice of such failure to the IRS, curing such failure and possibly paying an additional tax.

The Fund may invest in shares of certain foreign corporations that may be classified under the Code as passive foreign investment companies (“PFICs”). In the absence of one of the elections described below, if the Fund receives certain distributions from a PFIC, or gain from the sale of PFIC stock, the Fund may be subject to a tax on such distributions or gain, as well as to interest charges. In order to mitigate these adverse consequences, the Fund will generally make an election to mark-to-market its shares of PFICs. At the end of each taxable year to which the election applies, the Fund will report as ordinary income the amount by which the fair market value of its shares in a PFIC for which the Fund has made a mark-to-market election exceeds the Fund’s adjusted basis in those shares. If the Fund’s adjusted basis in the shares of such a PFIC exceeds the shares’ fair market value at the end of a taxable year, the Fund will be entitled to a deduction equal to the lesser of (a) this excess and (b) the Fund’s aggregate income inclusions in respect of such stock under the mark-to-market rules that have not been previously offset by mark-to-market losses. As a result of the mark-to-market election, the Fund will not recognize any capital gains with respect to its investment in the relevant PFIC stock. Alternatively, the Fund may under certain circumstances elect to include as income and gain its share of the ordinary earnings and net capital gain of certain PFICs, without regard to whether it receives any distributions from these PFICs.

Certain other investments made by the Fund, such as investments in debt securities that have original issue discount, will cause the Fund to recognize income for U.S. federal income tax purposes prior to the Fund’s receipt of the corresponding distributable proceeds. In addition, some of the Fund’s investments, such as the Fund’s transactions in foreign currencies, forward contracts, options, and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income by the Fund or defer Fund losses. These provisions may result in the Fund’s “marking-to-market” certain types of positions in its portfolio (i.e., treating them as if they were sold at the end of each taxable year). The application of these rules to the Fund could affect the character, amount and timing of distributions to shareholders.

Gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses from the disposition of foreign currencies or from the disposition of debt securities denominated in foreign currencies, to the extent attributable to fluctuations in exchange rates, are also treated as ordinary income or loss. The Fund may enter into forward foreign currency contracts to hedge against changes in foreign currency exchange rates. These transactions may result in ordinary income or loss under, unless the Fund makes an election to treat such transactions as capital transactions.

The Fund may thus recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. In that case, the Fund may have to dispose of other securities and use the proceeds to make distributions in order to satisfy these distribution requirements.

For U.S. federal income tax purposes, the Fund is generally permitted to carry forward a net capital loss in any taxable year to offset its own capital gains, if any. These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations. Any such loss carryforwards will retain their character as short-term or long-term. In the event that the Fund were to experience an ownership change as defined under the Code, the capital loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.

Foreign Taxes.

Dividends, interest, capital gains and other income received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Such taxes will reduce shareholders’ return. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes, but there can be no assurance that the Fund will qualify for treaty benefits.

Under the Code, if more than 50% of the value of the Fund’s total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the IRS to “pass-through” to the Fund’s shareholders the amount of foreign income taxes paid by the Fund.

Pursuant to this election, a shareholder would (a) include in gross income (in addition to dividends actually received) his pro rata share of the foreign income taxes paid by the Fund; (b) treat his pro rata share of such foreign income taxes as having been paid by him; and (c) subject to certain limitations, be entitled either to deduct his pro rata share of such foreign income taxes in computing his taxable income or to use it as a foreign tax credit against U.S. income taxes. Shortly after any year for which it makes such an election, the Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder’s gross income and the amount which will be available for deduction or credit.

Generally, a credit for foreign income taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax liability (before the credit) attributable to the shareholder’s total foreign-source taxable income. If the Fund makes the “pass-through” election, the portion of dividends paid by the Fund from its foreign-source income (e.g., dividends paid by foreign companies) will be treated as foreign-source income. The Fund’s gains and losses from the sale of securities, and its foreign currency gains and losses, will generally be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign-source “passive income,” including the portion of dividends received from the Fund that qualifies as foreign-source income. Because of these limitations, a shareholder may be unable to claim a credit for the full amount of the shareholder’s pro rata share of the foreign income taxes paid by the Fund. A shareholder’s ability to claim a credit for foreign taxes paid by the Fund may also be limited by holding period requirements applicable both to the Fund’s investment in the foreign shares and to the shareholder’s investment in Fund shares.

If the Fund does not meet the requirements of the Code necessary to make the “pass-through” election or does not make the election, any foreign taxes paid or accrued will represent an expense to the Fund, which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or deduction for their pro rata shares of such taxes paid by the Fund, nor will shareholders be required to treat their pro rata shares of such taxes as amounts distributed to them.

Distributions.

Distributions to shareholders of the Fund’s investment company taxable income (other than “qualified dividend income”), including distributions of net short-term capital gains, will be taxable as ordinary income to shareholders. Distributions (or deemed distributions, as described below) of the Fund’s net capital gains will be taxable to shareholders as long-term capital gains, regardless of the length of time the shares have been held by a shareholder. Long-term capital gains recognized by individuals and other non-corporate shareholders are currently subject to U.S. federal income tax at lower rates than the rates applicable to ordinary income. Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of such shareholder’s adjusted basis in his shares, and as a capital gain thereafter. The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined until after the end of the taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds or falls short of the current and accumulated earnings and profits of the Fund.

Provided that the shareholder satisfies the applicable holding period and other requirements with respect to his shares, (i) distributions of the Fund’s “qualified dividend income” will be treated as “qualified dividend income” received by an individual or other non-corporate shareholder and will therefore be subject to U.S. federal income tax at the rates applicable to long-term capital gain and (ii) shareholders that are corporations may be entitled to claim a dividends-received deduction for the portion of Fund distributions that is attributable to certain dividend income received by the Fund.

If the Fund retains any net capital gains for reinvestment, it may elect to treat such capital gains as having been distributed to its shareholders. If the Fund makes such an election, each shareholder will be required to include its share of such undistributed net capital gain in income as long-term capital gain and will be entitled to claim its share of the U.S. federal income taxes paid by the Fund on such undistributed net capital gain as a credit against its own U.S. federal income tax liability, if any, and to claim a refund on a properly-filed U.S. federal income tax return to the extent that the credit exceeds such liability. In addition, each shareholder will be entitled to increase the adjusted tax basis of its Fund shares by the difference between its share of such undistributed net capital gain and the related credit. There can be no assurance that the Fund will make this election if it retains all or a portion of its net capital gain for a taxable year. A shareholder’s tax liability for such distributions will depend on the shareholder’s particular tax situation.

Distributions by the Fund result in a reduction in the net asset value of the Fund’s shares. Should a distribution reduce the net asset value below a shareholder’s adjusted tax basis, such distribution could nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. Although the price of shares purchased at the time will include the amount of the forthcoming distribution, the distribution will nevertheless be taxable to the purchaser.

Sale of Shares.

When a shareholder’s shares are sold or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder’s adjusted tax basis in the shares and the cash, or fair market value of any property, received. (To aid in computing that tax basis, a shareholder should generally retain its account statements for the period that it holds shares.) If the shareholder holds the shares as a capital asset at the time of sale, the character of the gain or loss should be capital, and treated as long-term if the shareholder’s holding period is more than one year and short-term otherwise, subject to the rules below.

Certain special tax rules may apply to a shareholder’s capital gains or losses on Fund shares. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale of such shares, then any loss the shareholder realizes on the sale will be treated as a long-term capital loss to the extent of such capital gain dividend. Additionally, any loss realized on a sale of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Medicare Tax.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from sales or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Backup Withholding and Information Reporting.

Payments on the shares and proceeds from a redemption or other disposition of shares will generally be subject to information reporting. Such amounts will be subject to backup withholding, currently at the rate of 24%, if payable to shareholders who fail to provide the Fund (or other payor) with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain types of shareholders are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Foreign Shareholders.

A “foreign shareholder” is an investor that, for U.S. federal income tax purposes, is a nonresident alien individual, a foreign corporation, or a foreign estate or trust. This disclosure assumes that (i) a foreign shareholder’s ownership of shares in the Fund is not effectively connected with a trade or business conducted by such foreign shareholder in the United States, (ii) the foreign shareholder is not an expatriate of the United States, (iii) the foreign shareholder does not own, and has not owned, actually or constructively, more than 5% of the Fund’s shares and (iv) the foreign shareholder is not an individual who is present in the United States for 183 days or more in any taxable year. A distribution of the Fund’s investment company taxable income to a foreign shareholder, including a deemed distribution as a consequence of the Fund’s election to pass through foreign taxes paid by the Fund, will generally be subject to withholding tax at a 30% rate or such lower rate as may be specified by an applicable income tax treaty. Provided that certain requirements are satisfied, this withholding tax will not be imposed on properly reported dividends paid by the Fund to the extent that the underlying income out of which the dividends are paid consists of U.S.-source interest income or short-term capital gains that would not have been subject to U.S. withholding tax if received directly by the foreign shareholder (“interest-related dividends” and “short-term capital gain dividends,” respectively). In general, U.S. withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses or upon the sale or other disposition of shares in the Fund.

Foreign shareholders may be subject to an increased U.S. federal income tax on their income resulting from the Fund’s election (described above) to “pass-through” amounts of foreign taxes paid by the Fund, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

Information returns will be filed with the IRS in connection with certain payments on the shares. A foreign shareholder may be subject to U.S. backup withholding on distributions that are otherwise exempt from withholding tax or on the proceeds from a redemption or other disposition of shares if such foreign shareholder does not certify its non-U.S. status under penalties of perjury or otherwise establish an exemption. Backup withholding is not an additional tax. Any amounts withheld pursuant to the backup withholding rules will be allowed as a credit against the foreign shareholder’s U.S. federal income tax liability, if any, and may entitle the foreign shareholder to a refund, provided that the required information is furnished to the IRS on a timely basis.

In order to qualify for the exemption from U.S. withholding tax on “interest-related dividends” (if any) and “short-term capital gain dividends” (if any), to qualify for an exemption from U.S. backup withholding and to qualify for a reduced rate of U.S. withholding tax on Fund dividends under an income tax treaty, a foreign shareholder must generally deliver to the relevant Fund or other withholding agent a properly executed IRS form (generally, Form W-8BEN or Form W-8BEN-E, as applicable). In order to claim a refund of any Fund-level taxes imposed on undistributed net capital gains, any U.S. withholding taxes or any backup withholding on Fund distributions, a foreign shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return (which may entail significant administrative burden).

None of the Funds expects to be a “United States real property holding corporation” for U.S. federal income tax purposes. Foreign shareholders should consult their tax advisors regarding the potential tax consequences to them if any relevant Fund is or was a “United States real property holding corporation.”

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Under Sections 1471 through 1474 of the Code (“FATCA”), a withholding tax at the rate of 30% will generally be imposed on payments to certain foreign entities (including financial intermediaries) of dividends on Fund shares unless the foreign entity provides the withholding agent with certifications and other information (which may include information relating to ownership by U.S. persons of interests in, or accounts with, the foreign entity). If FATCA withholding is imposed, a beneficial owner of shares that is not a foreign financial institution (as specifically defined for purposes of FATCA) generally may obtain a refund of any amounts withheld by filing a U.S. federal income tax return (which may entail significant administrative burden). Foreign shareholders should consult their tax advisors regarding the possible implications of FATCA on their investment in the Fund.

Creation Units.

As a result of U.S. federal income tax requirements, the Trust on behalf of the Fund, has the right to reject an order for a creation of shares if the creator (or group of creators) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received. The IRS, however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units or redeeming Creation Units should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction. Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Fund shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the Fund shares (or securities surrendered) have been held for one year or less.

Tax-Advantaged Product Structure.

Unlike interests in many conventional mutual funds, the Fund’s shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing NAVs. Certain Fund shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed in Creation Units at each day’s next calculated NAV. Certain ETFs create and redeem their shares principally in kind. The in-kind arrangements are designed to protect ongoing shareholders from adverse effects on an ETF’s portfolio that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because the mutual fund may need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders. There is no guarantee that these tax advantages will be realized or will materially reduce the amount of taxable capital gains distributed by the Fund to shareholders. To the extent the Fund substitutes cash in lieu of certain portfolio securities for redemption transactions, the Fund may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute such portfolio securities in-kind.

State, Local and Foreign Taxes.

In addition to U.S. federal income taxes, shareholders of the Fund may be subject to state, local or foreign taxes on distributions from the Fund and on repurchases or redemptions of shares. Shareholders should consult their tax advisors as to the application of such taxes and as to the tax status of distributions from the Fund and repurchases or redemptions of shares in their own states and localities.

Tax Basis Information.

Reporting to you and the IRS is required annually on Form 1099-B with respect to the adjusted tax basis and holding period of your shares and your gain or loss when shares of the Fund are sold or redeemed. You should contact your financial intermediary with respect to reporting of cost basis and available elections with respect to your account. Please consult your tax advisor with regard to your particular circumstances.

FUND COUNSEL

Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036, serves as counsel to the Trust.

Stradley Ronon Stevens & Young, LLP, 100 Park Avenue, New York, NY 10017, serves as counsel to the Independent Trustees.

FINANCIAL STATEMENTS

The Funds’ audited financial statements for the year ended December 31, 2025 and the report thereon of PricewaterhouseCoopers LLP, independent registered public accounting firm, appearing therein are incorporated by reference into this SAI.

BARON ETF TRUST

PART C

OTHER INFORMATION

ITEM 28.		Exhibits

(a)	(1)	Certificate of Trust.(1)

	(2)	Amended and Restated Declaration of Trust.(3)

	(3)	Amended and Restated Schedule A to the Amended and Restated Declaration of Trust.(5)

(b)		By-Laws.(1)

(c)		Not Applicable.

(d)	(1)	Management Agreement with BAMCO, Inc.(2)

	(2)	Amended Schedule A to the Management Agreement with BAMCO, Inc., dated February 10, 2026, filed herein.

(e)		Distribution Agreement.(2)

(f)		Not Applicable.

(g)	(1)	Custody Agreement.(4)

	(2)	Amended Appendix A to the Custody Agreement dated March 17, 2026, filed herein.

(h)	(1)	Transfer Agency and Service Agreement.(4)

	(2)	Amended Schedule A to the Transfer Agency and Service Agreement dated March 17, 2026, filed herein.

	(2)	Administration Agreement.(4)

	(3)	Amended Schedule A to the Administration Agreement dated March 17, 2026, filed herein.

	(4)	Form of Authorized Participant Agreement.(2)

(i)		Opinion of Dechert LLP, filed herein.

(j)		Consent of Independent Registered Public Accounting Firm, filed herein.

(k)		Not Applicable.

(l)		Subscription Agreement.(3)

(m)	(1)	Plan of Distribution and Servicing Under Rule 12b-1.(2)

	(2)	Amended Appendix A to the Plan of Distribution and Servicing Under Rule 12b-1 dated February 10, 2026, filed herein.

(n)		Not Applicable.

(o)		Reserved.

(p)		Amended and Restated Code of Ethics.(3)

(q)		Power of Attorney of Trustees.(1)

(1)	Incorporated by reference from Registrant’s Registration Statement on Form N-1A (Accession No. 0000930413-25-000091) filed with the Securities and Exchange Commission on August 18, 2025.
(2)	Incorporated by reference from Registrant’s Registration Statement on Form N-14 (Accession No. 0001193125-25-192223) filed with the Securities and Exchange Commission on August 29, 2025.

(3)	Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (Accession No. 0001193125-25-231886) filed with the Securities and Exchange Commission on October 6, 2025.
(4)	Incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A (Accession No. 0001193125-25-288262) filed with the Securities and Exchange Commission on November 19, 2025.
(5)	Incorporated by reference from Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A (Accession No. 0001193125-26-063204) filed with the Securities and Exchange Commission on February 23, 2026.

ITEM 29.	Persons Controlled by or Under Common Control with the Fund

The following diagram indicates the persons under common control with Registrant.

David Baron and Michael Baron control:	Baron Capital Group, Inc. (a New York Corporation)

which owns 100% of:

Baron Capital, Inc. (a New York Corporation)

BAMCO, Inc. (a New York Corporation)

Baron Capital Management, Inc. (a New York Corporation)

Baron Capital Management UK Limited (an England and Wales private limited company)

Baron Capital Management (DIFC) Limited (a Dubai International Financial Centre private company)

Baron Capital, Inc. serves as distributor of Registrant’s shares. BAMCO, Inc. serves as investment adviser to Registrant. Baron Capital Management, Inc. is an affiliated investment adviser. All of the above corporate entities file consolidated financial statements. David Baron and Michael Baron, Co-Presidents of Registrant, are the controlling shareholders of Baron Capital Group, Inc. and serve as Co-Presidents of Baron Capital Group, Inc., Baron Capital, Inc., BAMCO, Inc. and Baron Capital Management, Inc.

ITEM 30.	Indemnification

Article VII, Section 7.5 of the Declaration of Trust of the Registrant, a Delaware statutory trust, provides for indemnification of the Trustees, officers and employees of the Registrant by the Registrant, subject to certain limitations. The Declaration of Trust of the Registrant is incorporated by reference to Exhibit (a)(2).

Section 9 of the Distribution Agreement between the Registrant and Baron Capital, Inc. (the “Distributor”) provides that the Registrant will indemnify the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933 (the “Act”) against certain liabilities, subject to certain conditions. A copy of the Distribution Agreement is incorporated by reference as Exhibit (e). Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of Investment Adviser

The business and other connections of BAMCO, Inc. are summarized under “Management of the Funds” in the Prospectus constituting Part A of the Registration Statement, which summary is incorporated herein by reference.

The business and other connections of the officers and directors of BAMCO, Inc. are currently listed in the investment adviser registration on Form ADV for BAMCO, Inc. (File No. 801-29080) and are incorporated herein by reference.

ITEM 32.	Principal Underwriters

Item 32(a)	Baron Capital, Inc. (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1. Baron Investment Funds Trust (f/k/a Baron Asset Fund)

2. Baron Select Funds

3. Baron ETF Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 767 Fifth Avenue, New York, NY 10153.

Name	Address	Position with Underwriter	Position with Registrant
Ronald Baron	767 Fifth Avenue New York, NY 10153	Director, Chairman and Chief Executive Officer	Trustee, Chief Executive Officer and Portfolio Manager

David Baron	767 Fifth Avenue New York, NY 10153	Director and Co-President	Trustee, Co-President and Portfolio Manager

Michael Baron	767 Fifth Avenue New York, NY 10153	Director and Co-President	Trustee, Co-President and Portfolio Manager

Jane Liang	767 Fifth Avenue New York, NY 10153	Senior Managing Director, Chief Financial Officer and Treasurer	None

Clifford Greenberg	767 Fifth Avenue New York, NY 10153	Director, Senior Managing Director and Co-Chief Investment Officer	Senior Managing Director, Portfolio Manager and Co-Chief Investment Officer

Andrew Peck	767 Fifth Avenue New York, NY 10153	Director, Senior Managing Director and Co-Chief Investment Officer	Senior Managing Director, Portfolio Manager and Co-Chief Investment Officer

Louis Beasley	767 Fifth Avenue New York, NY 10153	Managing Director and Chief Compliance Officer	Managing Director and Chief Compliance Officer

Patrick M. Patalino	767 Fifth Avenue New York, NY 10153	Senior Managing Director and Chief Operating Officer	Senior Managing Director and Chief Operating Officer

Susan Robbins	767 Fifth Avenue New York, NY 10153	Director, Senior Managing Director and Senior Analyst	None

Christopher Snively	767 Fifth Avenue New York, NY 10153	Managing Director	Managing Director, Chief Financial Officer and Treasurer

Kristine Treglia	767 Fifth Avenue New York, NY 10153	Managing Director, Chief Legal Officer and Secretary	Managing Director, Chief Legal Officer and Secretary

Item 32(c).	Inapplicable.

ITEM 33.	Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, BAMCO, Inc. and Baron Capital, Inc., 767 Fifth Avenue, New York, NY 10153. Records relating to the duties of the Registrant’s transfer agent and custodian are maintained by State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 02114-2016.

ITEM 34.	Management Services

Inapplicable.

ITEM 35.	Undertakings

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 30th day of April, 2026.

BARON ETF TRUST

By:	/s/ Kristine Treglia
Kristine Treglia
Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Ronald Baron* Ronald Baron	Chief Executive Officer and Trustee	April 30, 2026

/s/ Christopher Snively Christopher Snively	Managing Director, Chief Financial Officer and Treasurer	April 30, 2026

/s/ David Baron* David Baron	Co-President and Trustee	April 30, 2026

/s/ Michael Baron* Michael Baron	Co-President and Trustee	April 30, 2026

/s/ Thomas J. Folliard* Thomas J. Folliard	Chairman and Trustee	April 30, 2026

/s/ Abraham (Avi) Nachmany* Abraham (Avi) Nachmany	Trustee	April 30, 2026

/s/ Anita James Rival* Anita James Rival	Trustee	April 30, 2026

/s/ David A. Silverman, MD* David A. Silverman, MD	Trustee	April 30, 2026

/s/ Marvelle Sullivan* Marvelle Sullivan	Trustee	April 30, 2026

/s/ Errol Taylor* Errol Taylor	Trustee	April 30, 2026

/s/ Alejandro (Alex) Yemenidjian* Alejandro (Alex) Yemenidjian	Trustee	April 30, 2026

*By:	/s/ Kristine Treglia
Kristine Treglia, Attorney-in-fact

EXHIBIT INDEX

BARON ETF TRUST

(d)(2)	Amended Schedule A to the Management Agreement with BAMCO, Inc.

(g)(2)	Amended Appendix A to the Custody Agreement.

(h)(2)	Amended Schedule A to the Transfer Agency and Service Agreement.

(h)(3)	Amended Schedule A to the Administration Agreement.

(i)	Opinion of Dechert LLP.

(j)	Consent of Independent Registered Public Accounting Firm.

(m)(2)	Amended Appendix A to the Plan of Distribution and Servicing Under Rule 12b-1.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase